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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                            RUSSELL INVESTMENT FUNDS

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406

      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: DECEMBER 31

Date of reporting period: January 1, 2003 to December 31, 2003


ITEM 1. REPORTS TO STOCKHOLDERS

                                                       RUSSELL INVESTMENT FUNDS*

INVESTMENT FUNDS

2003 Annual Report
MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
CORE BOND FUND
REAL ESTATE SECURITIES FUND


DECEMBER 31, 2003

*FORMERLY RUSSELL INSURANCE FUNDS


                                                                  [RUSSELL LOGO]

Russell Investment Funds*

Russell Investment Funds is a "series mutual fund" with five different investment portfolios. These financial statements report on the Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

* Formerly Russell Insurance Funds

                                  [Blank Page]

                            Russell Investment Funds

                                 Annual Report

                               December 31, 2003

                               Table of Contents

                                                                            Page
Letter to Our Clients................................................         3
Multi-Style Equity Fund..............................................         4

Aggressive Equity Fund...............................................        16

Non-U.S. Fund........................................................        32

Core Bond Fund.......................................................        46

Real Estate Securities Fund..........................................        60

Statement of Assets and Liabilities..................................        66

Statement of Operations..............................................        68

Statement of Changes in Net Assets...................................        70

Financial Highlights.................................................        72

Notes to Financial Highlights........................................        74

Notes to Schedule of Investments.....................................        75

Notes to Financial Statements........................................        76

Report of Independent Auditors.......................................        85

Tax Information......................................................        86

Disclosure of Information about Fund Directors.......................        87

Matter Submitted to a Vote of Shareholders...........................        91

Manager, Money Managers and Service Providers........................        92

Russell Investment Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc., is the distributor of Russell Investment Funds.

                                  [Blank Page]

TO OUR CLIENTS



We're pleased you have chosen Russell Investment Funds for your investment needs. As we present our Russell Investment Funds 2003 Annual Report, we renew our commitment to you--providing strategically diversified investments managed by world class independent investment management firms.

After three years of a bear market, 2003 offered new opportunities and the financial markets were generally favorable. This represented a dramatic--and welcome--change for the financial markets. As always, our investment process remained constant. We maintained our long-term focus, strategic diversification, active management, and goal-oriented planning. We believe our diversified approach and long-term commitment to investing helps provide consistency for you--our investors.

As we reflect on the challenges and opportunities in 2003, we want you to know that we appreciate your continued confidence in Russell and in our MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment strategy.

We thank you for choosing Russell, global leaders in multi-manager investing. We look forward to continuing to serve you and building our relationship in 2004.

Warm Regards,

   (/s/ LEN BRENNAN)

Len Brennan

President and Chief Executive Officer

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

(Performance Chart)'

Multi-Style Equity Fund
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,886              28.86%
5 Years                $       8,730              (2.68)%sec.
Inception              $      14,441               5.39%sec.

Russell 1000(R) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      12,989              29.89%
5 Years                $       9,934              (0.13)%sec.
Inception              $      16,763               7.66%sec.

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide income and capital growth by investing principally in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long-term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED DECEMBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended December 31, 2003, the Multi-Style Equity Fund gained 28.86%. This compared to the Russell 1000(R) Index, which gained 29.89% during the same period. The Fund's performance is net of operating expenses of 0.87%. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

Main drivers of Fund performance included the fact that it was fully invested, ensuring full participation in the market recovery, and favorable stock selection. Meanwhile, the Fund's sector weightings, including an underweight in the strong performing technology sector, as well as in medium capitalization stocks, resulted in lower Fund performance relative to the benchmark. Fund money managers that were positioned more aggressively such as Turner and Brandywine outperformed their benchmarks while the more defensively positioned money managers, such as Montag & Caldwell and Westpeak (while they were a money manager for the Fund), trailed their benchmarks.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

During the past twelve months, the Fund's money managers responded to the market environment by investing in companies that they expected would benefit from improving economic and capital market conditions. The money managers increased their sector exposure to technology and multi-sector firms, while reducing exposure to the consumer staples and energy sectors. The Fund's money managers also increased their exposure to larger capitalization stocks in response to improving valuations and the falling dollar.

At fiscal year end, the Fund remained diversified across economic sectors, yet the money managers generally favored reasonably valued stocks they believed had the potential for improved earnings. As of December 31, 2003, the Fund was most overweighted in the consumer discretionary and the health care sectors and most underweighted in the financial services and utilities sectors.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In November, 2003, Strong Capital Management was replaced by Ark Asset Management in the growth segment of the Fund. Westpeak Global Advisors was terminated and their assets were redeployed to other Fund money managers.

In July, 2003, the Fund's target style weights were rebalanced to align with the annual reconstitution of its benchmark, the Russell 1000(R) Index.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

Positive contributors to performance relative to the benchmark included the Fund's fully invested stance and favorable stock selection in most sectors, especially health care (an emphasis on biotech over pharmaceuticals), consumer discretionary (overweights in internet commerce such as Ebay and Yahoo), utilities (strong recovery in Williams), and financials (overweight in brokers such as Goldman Sachs). Turner and Brandywine each had strong relative performance during the period. The Fund's overweights in Electronic Arts, Corning, and Boston Scientific also contributed to returns during the period. Finally, the Fund benefited as a result of six of the Fund's eight money managers outperforming their benchmarks.

The Fund's underweighted holdings in medium capitalization companies and the technology sector, and the defensively positioned Montag & Caldwell, and Westpeak portfolios detracted from performance relative to the benchmark. Overweightings in Kohls and Colgate Palmolive, as well as an underweight in General Electric, negatively impacted performance relative to the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During the past twelve months, the equity market recovered strongly, led by the same low quality, high risk stocks that were hardest hit during the preceding bear market. The strongest performing sectors were those most sensitive to the economy (technology, producer durables, and materials), whereas the weaker sectors were less economically sensitive (consumer staples, health care, and utilities). Smaller and medium capitalization stocks significantly outperformed large capitalization stocks, while value stocks marginally outpaced growth stocks.

The market environment was challenging for most fundamentally driven, active money managers during the fiscal year. As a result, most active money managers underperformed their benchmarks. Since the market recovery was led by companies with low financial quality, highly uncertain business prospects, negative profitability and extreme volatility, most active money managers that focused on financially strong companies found it difficult to outperform their benchmarks. In this period, many highly profitable companies with improving

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

earnings significantly underperformed as the market was more focused on companies with higher risk profiles.

Money Managers                                                       Styles


Alliance Capital Management, LP -
  Bernstein Investment Research &
  Management Unit                           Value
Ark Asset Management                        Growth
Barclays Global Fund Advisors               Value
Brandywine Asset Management, LLC            Value
Jacobs Levy Equity Management, Inc.         Market-Oriented
Montag & Caldwell, Inc.                     Growth
Turner Investment Partners, Inc.            Growth

                              --------------------

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.8%
Auto and Transportation - 2.9%
American Axle & Manufacturing Holdings, Inc.(AE)        3,893             157
Autoliv, Inc.                                           1,000              38
BorgWarner, Inc.                                        1,300             111
Burlington Northern Santa Fe Corp.                     10,173             329
CSX Corp.                                              23,700             852
Dana Corp.                                              3,000              55
Delphi Corp.                                           51,783             529
Delta Air Lines, Inc.                                   9,600             113
FedEx Corp.                                             1,376              93
Ford Motor Co.                                         38,364             614
General Motors Corp.                                    8,800             470
Lear Corp.                                                363              22
Norfolk Southern Corp.                                 33,600             795
Northwest Airlines Corp. (AE)                           9,900             125
Oshkosh Truck Corp.                                     1,800              92
Skywest, Inc.                                           6,989             127
Southwest Airlines Co.                                 39,467             637
Swift Transportation Co., Inc. (AE)                       795              17
Tidewater, Inc.                                        11,950             357
Toyota Motor Corp. - ADR                                5,850             402
Union Pacific Corp.                                     2,639             183
United Parcel Service, Inc. Class B                    33,800           2,520
Werner Enterprises, Inc.                                  751              15
                                                                 ------------
                                                                        8,653
                                                                 ------------

Consumer Discretionary - 14.0%
Abercrombie & Fitch Co. Class A (AE)                    2,313              57
Activision, Inc. (AE)                                   1,700              31
Amazon.Com, Inc. (AE)                                   7,960             419
Apollo Group, Inc. Class A (AE)                         2,100             143
Autonation, Inc. (AE)                                   6,700             123
Barnes & Noble, Inc. (AE)                               1,298              43
BearingPoint, Inc. (AE)                                18,300             185
Bed Bath & Beyond, Inc. (AE)                           20,400             884
Belo Corp. Class A                                      2,053              58
Best Buy Co., Inc.                                     12,050             629
Big Lots, Inc.                                          2,874              41
BJ's Wholesale Club, Inc. (AE)                          7,300             168
Black & Decker Corp.                                      304              15
Blyth, Inc.                                               919              30
Borders Group, Inc.                                     2,240              49
Brinker International, Inc. (AE)                        1,894              63
Callaway Golf Co.                                       4,000              67
Career Education Corp. (AE)                             5,800             232
Carnival Corp.                                         17,760             706

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cendant Corp.                                          29,070             647
Circuit City Stores, Inc.                               5,800              59
Claire's Stores, Inc.                                   5,994             113
Coach, Inc. (AE)                                       13,000             491
Convergys Corp. (AE)                                    4,636              81
Darden Restaurants, Inc.                                3,054              64
DeVry, Inc. (AE)                                        7,500             188
Dillard's, Inc. Class                                   3,900              64
Dollar General Corp.                                   11,265             236
Earthlink, Inc. (AE)                                    2,500              25
Eastman Kodak Co.                                      14,000             359
eBay, Inc. (AE)                                        25,060           1,619
Education Management Corp. (AE)                         1,800              56
Electronic Arts, Inc. (AE)                             20,974           1,002
Estee Lauder Cos., Inc. (The) Class A                   9,000             353
Extended Stay America, Inc.                             2,300              33
Federated Department Stores                            12,038             567
Fox Entertainment Group, Inc. Class A (AE)             23,575             687
Fred's, Inc.                                            1,900              59
Gannett Co., Inc.                                      17,800           1,587
Gap, Inc. (The)                                        14,600             339
Gemstar-TV Guide International, Inc. (AE)                 840               4
Gillette Co. (The)                                     51,438           1,889
GTECH Holdings Corp.                                    3,380             167
Harman International Industries, Inc.                     173              13
Harrah's Entertainment, Inc.                            2,053             102
Hearst-Argyle Television, Inc.                          3,121              86
Home Depot, Inc.                                       62,100           2,204
InterActiveCorp (AE)                                   35,230           1,195
International Game Technology                          21,840             780
Interpublic Group of Cos., Inc.                        20,000             312
ITT Educational Services, Inc.                            539              25
Jones Apparel Group, Inc.                               6,164             217
Kimberly-Clark Corp.                                   16,208             958
Kohl's Corp. (AE)                                      27,500           1,236
Leggett & Platt, Inc.                                   1,700              37
Liberty Media Corp. Class A (AE)                       67,297             800
Liz Claiborne, Inc.                                       207               7
Lowe's Cos., Inc.                                      23,510           1,302
Marriott International, Inc. Class A                   24,900           1,150
Mattel, Inc.                                           19,902             384
May Department Stores Co. (The)                        12,604             366
Maytag Corp.                                            2,220              62
McDonald's Corp.                                       55,307           1,373
McGraw-Hill Cos., Inc. (The)                            3,406             238
Media General, Inc. Class A                               939              61
Meredith Corp.                                          2,733             133

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc. (AE)                          5,459              93
MGM Mirage                                                648              24
Michaels Stores, Inc.                                     107               5
Mohawk Industries, Inc. (AE)                            2,000             141
Office Depot, Inc. (AE)                                 7,400             124
Omnicom Group                                          10,200             891
Pacific Sunwear Of California (AE)                      6,525             138
Park Place Entertainment Corp. (AE)                    18,179             197
Petco Animal Supplies, Inc. (AE)                        1,600              49
RadioShack Corp.                                        8,909             273
Republic Services, Inc.                                 2,761              71
Ross Stores, Inc.                                         806              21
RR Donnelley & Sons Co.                                 9,751             294
Sears Roebuck and Co.                                   4,300             196
ServiceMaster Co. (The)                                 4,000              47
Snap-On, Inc.                                           1,549              50
Stanley Works (The)                                     1,740              66
Staples, Inc. (AE)                                        166               5
Starwood Hotels & Resorts Worldwide, Inc.               2,200              79
Strayer Education, Inc.                                   500              54
Talbots, Inc.                                             644              20
Target Corp.                                            8,000             307
Tech Data Corp. (AE)                                      900              36
Time Warner, Inc.                                     136,602           2,457
TJX Cos., Inc.                                          9,800             216
Tribune Co.                                             7,700             397
Tupperware Corp.                                        7,006             121
Univision Communications, Inc. Class A (AE)             9,500             377
VF Corp.                                                4,300             186
Viacom, Inc. Class B                                   25,077           1,113
Viad Corp.                                              1,300              33
Wal-Mart Stores, Inc.                                  48,000           2,546
Walt Disney Co.                                        75,277           1,756
Washington Post Class B                                    34              27
Waste Management, Inc.                                 14,742             436
Whirlpool Corp.                                         2,870             209
WMS Industries, Inc.                                    1,900              50
Yahoo!, Inc. (AE)                                      15,820             715
                                                                 ------------
                                                                       41,493
                                                                 ------------

Consumer Staples - 6.6%
Adolph Coors Co. Class B                                1,560              88
Albertson's, Inc.                                      11,100             251
Altria Group, Inc.                                     43,190           2,350
Anheuser-Busch Cos., Inc.                               7,918             417
Campbell Soup Co.                                       6,700             180

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coca-Cola Co. (The)                                    52,740           2,677
Coca-Cola Enterprises, Inc.                             6,908             151
Colgate-Palmolive Co.                                  18,200             911
CVS Corp.                                              13,923             503
Dean Foods Co. (AE)                                       805              26
Del Monte Foods Co. (AE)                               30,100             313
Dial Corp. (The)                                          319               9
General Mills, Inc.                                     6,200             281
HJ Heinz Co.                                            7,421             270
Hormel Foods Corp.                                        385              10
Interstate Bakeries                                     3,249              46
Kraft Foods, Inc. Class A                                 670              22
Kroger Co.                                             34,314             635
Pepsi Bottling Group, Inc.                              4,314             104
PepsiAmericas, Inc.                                     6,034             103
PepsiCo, Inc.                                          64,010           2,984
Procter & Gamble Co.                                   45,142           4,509
Rite Aid Corp.                                         10,300              62
Safeway, Inc. (AE)                                      7,900             173
Sara Lee Corp.                                         46,917           1,019
Supervalu, Inc.                                        11,449             327
Systemco Corp.                                         10,090             376
Tyson Foods, Inc. Class A                               4,606              61
UST, Inc.                                              12,893             460
Winn-Dixie Stores, Inc.                                10,000             100
                                                                 ------------
                                                                       19,418
                                                                 ------------

Financial Services - 20.4%
ACE, Ltd.                                               5,794             240
AG Edwards, Inc.                                          217               8
Alliance Data Systems Corp. (AE)                        2,400              66
Allstate Corp. (The)                                   25,557           1,099
American Express Co.                                   25,830           1,246
American International Group, Inc.                     78,479           5,202
Ameritrade Holding Corp. (AE)                          14,400             203
AmSouth Bancorp                                        11,388             279
AON Corp.                                               3,100              74
Apartment Investment & Management Co. Class A
   (o)                                                  1,150              40
Archstone-Smith Trust (o)                               6,900             193
Arden Realty, Inc. (o)                                  4,893             148
Astoria Financial Corp.                                 7,147             266
Automatic Data Processing, Inc.                           900              36
Axis Capital Holdings, Ltd.                             6,000             176
Bank of America Corp.                                  35,516           2,857
Bank of New York Co., Inc. (The)                       11,082             367
Bank One Corp.                                         31,445           1,434
BB&T Corp.                                              9,012             348

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           1,000              80
Brandywine Realty Trust (o)                               900              24
Capital One Financial Corp.                            10,600             650
CarrAmerica Realty Corp. (o)                            4,715             140
Charles Schwab Corp. (The)                             51,450             609
Charter One Financial, Inc.                            11,300             390
Chubb Corp.                                             2,973             202
Cigna Corp.                                            20,245           1,164
CIT Group, Inc.                                         2,035              73
Citigroup, Inc.                                       173,039           8,400
CNA Financial Corp. (AE)                                2,100              51
Comerica, Inc.                                          2,300             129
Conseco, Inc. (AE)                                     10,600             231
Crescent Real Estate Equities Co. (o)                   6,447             110
D&B Corp. (AE)                                            230              12
Deluxe Corp.                                            2,700             112
Doral Financial Corp.                                   3,154             102
DST Systems, Inc. (AE)                                    991              41
E*Trade Financial Corp. (AE)                           28,864             365
Endurance Specialty Holdings, Ltd.                      4,700             158
Equity Office Properties Trust (o)                     20,839             597
Equity Residential (o)                                 11,300             333
Fannie Mae                                             21,435           1,609
Fidelity National Financial, Inc.                       6,326             245
First Data Corp.                                       20,570             845
First Midwest Bancorp, Inc.                               273               9
Fiserv, Inc. (AE)                                       8,000             316
FleetBoston Financial Corp.                            37,939           1,656
Franklin Resources, Inc.                                7,700             401
Freddie Mac                                            20,176           1,177
Friedman Billings Ramsey Group, Inc. Class A            2,238              52
General Growth Properties, Inc. (o)                     8,337             231
Global Payments, Inc.                                   1,200              57
Golden West Financial Corp.                             1,656             171
Goldman Sachs Group, Inc.                              22,031           2,175
Greenpoint Financial Corp.                              5,064             179
Hartford Financial Services Group, Inc.                 2,140             126
Health Care REIT, Inc. (o)                              1,600              58
Hibernia Corp. Class A                                  7,573             178
Hospitality Properties Trust (o)                          307              13
HRPT Properties Trust (o)                               2,600              26
Hudson United Bancorp                                     713              26
Huntington Bancshares, Inc.                             4,400              99
IMPAC Mortgage Holdings, Inc. (o)                       2,600              47
Jack Henry & Associates, Inc.                             635              13
Jefferson-Pilot Corp.                                   1,600              81
John Hancock Financial Services, Inc.                   8,036             301
JP Morgan Chase & Co.                                  71,864           2,640

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keycorp                                                26,446             775
Kimco Realty Corp. (o)                                  1,900              85
La Quinta Corp.                                         3,900              25
Landamerica Financial Group, Inc.                       1,100              57
Lehman Brothers Holdings, Inc.                          9,942             768
Liberty Property Trust (o)                                988              38
Lincoln National Corp.                                  6,451             260
Loews Corp.                                               300              15
Macerich Co. (The) (o)                                  5,296             236
Marsh & McLennan Cos., Inc.                            32,087           1,537
MBIA, Inc.                                              1,700             101
MBNA Corp.                                             23,094             574
Merrill Lynch & Co., Inc.                              30,187           1,770
Metlife, Inc.                                           7,375             248
MGIC Investment Corp.                                   2,150             122
Morgan Stanley                                         29,819           1,726
National City Corp.                                    21,700             736
National Commerce Financial Corp.                       1,856              51
Nationwide Financial Services                           3,627             120
Nuveen Investments, Inc. Class A                          700              19
Old Republic International Corp.                        4,331             110
Paychex, Inc.                                          30,800           1,146
Platinum Underwriters Holdings, Ltd.                   14,000             420
PNC Financial Services Group, Inc.                      9,241             506
Prentiss Properties Trust (o)                           1,200              40
Prudential Financial, Inc.                              7,177             300
Radian Group, Inc.                                      7,300             356
Redwood Trust, Inc. (o)                                   700              36
Regions Financial Corp.                                 2,500              93
RenaissanceRe Holdings, Ltd.                            1,600              78
Ryder System, Inc.                                      3,599             123
Safeco Corp.                                            1,400              55
Shurgard Storage Centers, Inc. Class A (o)                683              26
SouthTrust Corp.                                        4,779             156
St. Paul Cos                                            3,300             131
Sungard Data Systems, Inc. (AE)                         1,344              37
SunTrust Banks, Inc.                                    2,300             164
Thornburg Mortgage, Inc. (o)                            1,758              48
Torchmark Corp.                                         2,400             109
Travelers Property Casualty Corp. Class A               9,512             160
Travelers Property Casualty Corp. Class B              31,013             526
Union Planters Corp.                                    1,500              47
UnionBanCal Corp.                                       2,308             133
United Bankshares, Inc.                                   196               6
UnumProvident Corp.                                       308               5
US Bancorp                                             29,324             873
Vornado Realty Trust (o)                                1,926             105

                                                      Multi-Style Equity Fund  9

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.                                         45,935           2,140
Washington Mutual, Inc.                                17,251             692
Webster Financial Corp.                                   429              20
Wells Fargo & Co.                                      24,524           1,444
WR Berkley Corp.                                        5,077             177
XL Capital, Ltd. Class A                                1,672             130
Zions BanCorp                                             288              18
                                                                 ------------
                                                                       60,659
                                                                 ------------

Health Care - 13.0%
Abbott Laboratories                                    45,540           2,122
AdvancePCS (AE)                                         1,200              63
Aetna, Inc.                                             2,585             175
Affymetrix, Inc. (AE)                                   2,225              55
AmerisourceBergen Corp.                                 9,380             527
Amgen, Inc.                                            70,110           4,333
Andrx Corp. (AE)                                          681              16
Applera Corp. - Celera Genomics Group (AE)              1,700              24
Beckman Coulter, Inc.                                     378              19
Becton Dickinson & Co.                                  1,200              49
Boston Scientific Corp. (AE)                           19,950             733
Bristol-Myers Squibb Co.                               29,562             845
Caremark Rx, Inc. (AE)                                 13,200             334
Celgene Corp. (AE)                                      1,300              59
Chiron Corp. (AE)                                       6,010             343
Community Health Systems, Inc. (AE)                     2,200              58
Coventry Health Care, Inc. (AE)                         1,826             118
Dade Behring Holdings, Inc. (AE)                        1,100              39
DaVita, Inc. (AE)                                       2,416              94
Eli Lilly & Co.                                        30,900           2,173
Endo Pharmaceuticals Holdings, Inc. (AE)                1,600              31
Forest Laboratories, Inc. (AE)                          4,100             253
Genentech, Inc. (AE)                                   19,689           1,842
Genzyme Corp. (AE)                                      6,000             296
Gilead Sciences, Inc. (AE)                             18,090           1,052
Guidant Corp.                                          13,676             823
HCA, Inc.                                               6,500             279
Human Genome Sciences, Inc. (AE)                        2,800              37
Humana, Inc.                                            4,303              98
IMS Health, Inc.                                        9,787             243
Invitrogen Corp. (AE)                                   3,300             231
IVAX Corp.                                              7,800             186
Johnson & Johnson                                      43,860           2,266
King Pharmaceuticals, Inc. (AE)                         1,093              17
Kyphon, Inc. (AE)                                       1,200              30
McKesson Corp.                                          3,100             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medco Health Solutions, Inc. (AE)                       9,000             306
Medtronic, Inc.                                        59,130           2,874
Merck & Co., Inc.                                      21,427             990
Millennium Pharmaceuticals, Inc. (AE)                     285               5
Mylan Laboratories                                      8,100             205
Nektar Therapeutics (AE)                                3,200              44
Oxford Health Plans                                     1,500              65
Pfizer, Inc.                                          206,642           7,302
Respironics, Inc. (AE)                                    391              18
Schering-Plough Corp.                                  28,400             494
Select Medical Corp.                                    1,000              16
St. Jude Medical, Inc.                                 12,690             779
Tenet Healthcare Corp.                                 31,400             504
Teva Pharmaceutical Industries - ADR                   13,900             788
Triad Hospitals, Inc. (AE)                              2,600              87
UnitedHealth Group, Inc.                               24,948           1,451
Universal Health Services, Inc. Class B                   927              50
Valeant Pharmaceuticals International                     583              15
Varian Medical Systems, Inc.                              706              49
Watson Pharmaceuticals, Inc. (AE)                      10,900             501
WellPoint Health Networks                               2,600             252
Wyeth                                                  22,876             971
Zimmer Holdings, Inc. (AE)                             10,570             744
                                                                 ------------
                                                                       38,473
                                                                 ------------

Integrated Oils - 3.6%
Amerada Hess Corp.                                      7,828             416
BP PLC - ADR                                           15,500             765
ChevronTexaco Corp.                                    26,241           2,267
ConocoPhillips                                         19,590           1,285
Exxon Mobil Corp.                                     117,254           4,807
Marathon Oil Corp.                                     11,914             394
Occidental Petroleum Corp.                             17,332             732
                                                                 ------------
                                                                       10,666
                                                                 ------------

Materials and Processing - 3.4%
Alcoa, Inc.                                            33,761           1,283
Archer-Daniels-Midland Co.                             22,327             340
Ashland, Inc.                                           2,800             123
Ball Corp.                                              1,000              60
Bemis Co.                                               1,300              65
Cabot Corp.                                             1,960              62
Carpenter Technology                                      822              24
Crown Holdings, Inc.                                   21,900             198
Dow Chemical Co. (The)                                 26,961           1,121
Eastman Chemical Co.                                    3,000             119
Ecolab, Inc.                                           10,100             276
EI Du Pont de Nemours & Co.                            10,655             489

 10  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Florida Rock Industries, Inc.                             273              15
Forest City Enterprises, Inc. Class A                     818              39
Georgia-Pacific Corp.                                   9,770             300
Glatfelter                                              8,249             103
Harsco Corp.                                            1,554              68
Hecla Mining Co.                                        4,700              39
Hercules, Inc.                                          6,800              83
International Paper Co.                                12,400             535
Lafarge North America, Inc.                             2,144              87
Louisiana-Pacific Corp.                                 2,343              42
Lubrizol Corp.                                          1,400              46
Lyondell Chemical Co.                                   7,300             124
Martin Marietta Materials, Inc.                         3,143             148
Masco Corp.                                            44,700           1,225
MeadWestvaco Corp.                                      3,500             104
Monsanto Co.                                           24,833             715
Newmont Mining Corp.                                    6,103             297
Pactiv Corp. (AE)                                       2,964              71
Potlatch Corp.                                          1,438              50
PPG Industries, Inc.                                    5,390             345
Rohm & Haas Co.                                           360              15
RPM International, Inc.                                18,763             309
Sherwin-Williams Co. (The)                              8,399             292
Sigma-Aldrich Corp. Class H                             2,720             156
Smurfit-Stone Container Corp. (AE)                     10,600             197
Sonoco Products Co.                                     1,500              37
Southern Peru Copper Corp.                                420              20
Temple-Inland, Inc.                                     1,100              69
Vulcan Materials Co.                                    5,238             249
Weyerhaeuser Co.                                        2,051             131
Worthington Industries                                  5,500              99
York International Corp.                                  941              35
                                                                 ------------
                                                                       10,205
                                                                 ------------

Miscellaneous - 4.4%
3M Co.                                                 29,233           2,486
Eaton Corp.                                             1,865             201
FMC Corp.                                               3,000             102
Fortune Brands, Inc.                                    6,867             491
General Electric Co.                                  230,240           7,133
Honeywell International, Inc.                          27,700             926
ITT Industries, Inc.                                    4,416             328
Johnson Controls, Inc.                                  3,441             400
Textron, Inc.                                           3,400             194
Tyco International, Ltd.                               34,840             923
                                                                 ------------
                                                                       13,184
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Other Energy - 1.8%
Anadarko Petroleum Corp.                               14,700             750
Baker Hughes, Inc.                                      1,060              34
Calpine Corp. (AE)                                     42,200             203
Cooper Cameron Corp. (AE)                                 500              23
Dynegy, Inc. Class                                     40,200             172
El Paso Corp.                                          32,700             268
EOG Resources, Inc.                                     8,600             397
Halliburton Co.                                        10,570             275
Kerr-McGee Corp.                                        5,097             237
National-Oilwell, Inc. Class C (AE)                        90               2
Reliant Resources, Inc. (AE)                            4,500              33
Schlumberger, Ltd.                                     38,797           2,123
Sunoco, Inc.                                            1,122              57
Tesoro Petroleum Corp.                                  3,300              48
Texas Genco Holdings, Inc.                              1,551              50
Valero Energy Corp.                                     1,867              87
Varco International, Inc. (AE)                          2,634              54
Williams Cos., Inc.                                    61,300             602
                                                                 ------------
                                                                        5,415
                                                                 ------------

Producer Durables - 3.2%
Agilent Technologies, Inc. (AE)                        15,728             460
Applied Materials, Inc. (AE)                           62,820           1,410
Boeing Co. (The)                                       18,200             767
Briggs & Stratton Corp.                                 1,300              88
Caterpillar, Inc.                                      12,138           1,008
Centex Corp.                                            1,724             186
Cognex Corp.                                            1,500              42
Cooper Industries, Ltd. Class A                         2,100             122
Crane Co.                                               1,400              43
Credence Systems Corp. (AE)                             2,300              30
Crown Castle International Corp. (AE)                   5,000              55
Cummins, Inc.                                           1,000              49
Deere & Co.                                             3,528             229
Diebold, Inc.                                           1,849             100
DR Horton, Inc.                                         5,400             234
Emerson Electric Co.                                    6,500             421
Engineered Support Systems, Inc.                        1,050              58
Flowserve Corp.                                         3,164              66
Goodrich Corp.                                          8,289             246
Hubbell, Inc. Class B                                   1,939              86
KB Home                                                 2,100             152
Kennametal, Inc.                                          785              31
Kla-Tencor Corp. (AE)                                   3,600             211
Lennar Corp. Class A                                    2,100             202
Lexmark International, Inc. (AE)                        2,091             164
Lockheed Martin Corp.                                   4,957             255

                                                     Multi-Style Equity Fund  11

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northrop Grumman Corp.                                  8,827             844
NVR, Inc.                                                  98              46
Parker Hannifin Corp.                                     884              53
Pentair, Inc.                                           2,570             117
Pitney Bowes, Inc.                                      1,300              53
Polycom, Inc. (AE)                                      4,578              89
Pulte Homes, Inc.                                         600              56
Rockwell Collins, Inc.                                  7,205             216
Standard-Pacific Corp.                                  2,500             121
Steelcase, Inc. Class A                                   800              11
Tektronix, Inc.                                           837              26
Teradyne, Inc. (AE)                                     9,880             251
United Defense Industries, Inc. (AE)                    2,102              67
United Technologies Corp.                               7,023             666
Xerox Corp.                                             4,500              62
                                                                 ------------
                                                                        9,393
                                                                 ------------

Technology - 13.3%
3Com Corp. (AE)                                         9,322              76
Acxiom Corp. (AE)                                         707              13
ADC Telecommunications, Inc. (AE)                      44,000             131
Adobe Systems, Inc.                                       711              28
Advanced Micro Devices, Inc.                            3,000              45
Agere Systems, Inc. Class A (AE)                      114,550             349
Altera Corp. (AE)                                       3,600              82
Amdocs, Ltd. (AE)                                      11,400             256
Analog Devices, Inc.                                   10,630             485
Anteon International Corp. (AE)                         2,000              72
Applied Micro Circuits Corp. (AE)                         386               2
Atmel Corp. (AE)                                        6,000              36
Avaya, Inc. (AE)                                       31,300             405
Avnet, Inc.                                             2,500              54
BMC Software, Inc. (AE)                                 2,427              45
Ciena Corp. (AE)                                        6,600              44
Cisco Systems, Inc. (AE)                              209,370           5,086
Computer Associates International, Inc.                15,363             420
Computer Sciences Corp.                                 8,017             355
Compuware Corp. (AE)                                    7,801              47
Comverse Technology, Inc. (AE)                         18,910             333
Corning, Inc.                                          70,960             740
CSG Systems International (AE)                          3,188              40
Cypress Semiconductor Corp. (AE)                        2,400              51
Dell, Inc. (AE)                                        32,800           1,114
Electronic Data Systems Corp.                           4,100             101
EMC Corp.                                             159,187           2,057
Flextronics International, Ltd. (AE)                    3,300              49
Gateway, Inc. (AE)                                      5,876              27
General Dynamics Corp.                                  2,539             230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harris Corp.                                            5,529             210
Hewlett-Packard Co.                                    60,846           1,398
Imation Corp.                                           2,500              88
Ingram Micro, Inc. Class A (AE)                         4,100              65
Intel Corp.                                           198,644           6,396
International Business Machines Corp.                  13,363           1,238
Intuit, Inc. (AE)                                         146               8
LSI Logic Corp. (AE)                                   11,600             103
Lucent Technologies, Inc.                              50,000             142
Maxim Integrated Products                                 573              29
MCI Inc. (d)                                            4,600             108
Microsoft Corp.                                       188,470           5,190
Motorola, Inc.                                         67,495             950
National Semiconductor Corp. (AE)                       3,400             134
Nortel Networks Corp.                                  19,100              81
Oracle Corp. (AE)                                     200,100           2,641
PanAmSat Corp. (AE)                                       581              13
Peoplesoft, Inc. (AE)                                   8,100             185
PerkinElmer, Inc.                                         855              15
Plexus Corp. (AE)                                       1,900              33
QLogic Corp. (AE)                                       7,800             402
Qualcomm, Inc.                                         38,600           2,082
Raytheon Co.                                            3,370             101
Red Hat, Inc. (AE)                                      2,400              45
Retek, Inc. (AE)                                        2,225              21
Rockwell Automation, Inc.                               7,229             257
Sabre Holdings Corp.                                    5,700             123
Sanmina-SCI Corp. (AE)                                 20,593             260
SAP AG - ADR                                            8,550             355
Scientific-Atlanta, Inc.                                2,265              62
Solectron Corp. (AE)                                   33,000             195
Sony Corp. - ADR                                        5,220             181
Storage Technology Corp. (AE)                           1,433              37
Sun MicroSystems, Inc. (AE)                            75,477             339
Symantec Corp. (AE)                                    18,560             643
SynopSystem, Inc. (AE)                                  5,404             182
Tekelec (AE)                                            1,400              22
Tellabs, Inc. (AE)                                      9,835              83
Texas Instruments, Inc.                                39,000           1,146
Trimble Navigation, Ltd. (AE)                           1,200              45
Triquint Semiconductor, Inc. (AE)                       3,900              28
UniSystem Corp.                                         3,100              46
UNOVA, Inc. (AE)                                        2,900              67
Varian, Inc. (AE)                                       1,283              54
Veritas Software Corp. (AE)                             7,500             279
Vishay Intertechnology, Inc. (AE)                       1,400              32
Xilinx, Inc. (AE)                                      10,770             417
                                                                 ------------
                                                                       39,304
                                                                 ------------

 12  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 6.2%
Allegheny Energy, Inc.                                 38,700             494
Alliant Energy Corp.                                    5,100             127
Alltel Corp.                                           10,721             499
Ameren Corp.                                              878              40
American Electric Power Co., Inc.                      19,200             586
Aquila, Inc.                                            1,272               4
AT&T Corp.                                             18,248             370
AT&T Wireless Services, Inc. (AE)                      11,964              96
BellSouth Corp.                                        32,994             934
Centerpoint Energy, Inc.                               23,491             228
Cincinnati Bell, Inc.                                   6,600              33
Citizens Communications Co.                             3,000              37
CMS Energy Corp.                                        2,200              19
Comcast Corp. Class A                                  56,260           1,849
Comcast Corp. Special Class A                           6,300             197
Constellation Energy Group, Inc.                        6,745             264
COX Communications, Inc. Class A (AE)                   3,638             125
DPL, Inc.                                               4,546              95
DTE Energy Co.                                          7,900             311
Duke Energy Corp.                                      12,700             260
Edison International                                    2,733              60
Entergy Corp.                                           9,998             571
Exelon Corp.                                           17,076           1,133
FirstEnergy Corp.                                      13,700             482
FPL Group, Inc.                                         1,500              98
Great Plains Energy, Inc.                               2,423              77
Hughes Electronics Corp. (AE)                          21,623             358
Level 3 Communications, Inc. (AE)                      38,200             218
MDU Resources Group, Inc.                               1,900              45
Nextel Communications, Inc. Class A (AE)               28,800             808
Nicor, Inc.                                               375              13
NII Holdings, Inc. Class B (AE)                         1,500             112
NiSource, Inc.                                         12,228             268
Northeast Utilities                                     5,821             117
NSTAR                                                   1,093              53

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oneok, Inc.                                             2,104              46
Pepco Holdings, Inc.                                    8,000             156
PG&E Corp.                                             27,019             750
Pinnacle West Capital Corp.                             1,225              49
Progress Energy, Inc. - CVO (AE)(Y)                     1,300               0
Puget Energy, Inc.                                      2,100              50
Qwest Communications International                     26,859             116
SBC Communications, Inc.                               80,170           2,090
Sempra Energy                                           5,449             164
Sierra Pacific Resources                               22,000             161
Southern Co. (The)                                      8,056             244
Sprint Corp.-FON Group                                 29,062             477
TXU Corp.                                               7,800             185
UnitedGlobalCom, Inc. Class A (AE)                     51,000             432
Verizon Communications, Inc.                           58,842           2,064
Wisconsin Energy Corp.                                  5,200             174
Xcel Energy, Inc.                                      18,258             310
                                                                 ------------
                                                                       18,449
                                                                 ------------

TOTAL COMMON STOCKS
(cost $237,599)                                                       275,312
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company
   Money Market Fund                               19,620,000          19,620
United States Treasury Bill (y)(s)
   0.880% due 03/11/04                                  1,400           1,397
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,017)                                                         21,017
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $258,616)                                            296,329

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                438
                                                                 ------------

NET ASSETS - 100.0%                                                   296,767
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Multi-Style Equity Fund  13

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
Long Positions
Russell 1000 Index
   expiration date 03/04 (5)                                1,485                 57

S&P 500 E-Mini Index
   expiration date 03/04 (70)                               3,887                153

S&P 500 Index
   expiration date 03/04 (28)                               7,774                259

S&P Midcap 400 Index
   expiration date 03/04 (25)                               7,201                249
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        718
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 14  Multi-Style Equity Fund

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

[PERFORMANCE LINE GRAPH]

Aggressive Equity Fund
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,560              45.60%
5 Years                $      12,126               3.93%sec.
Inception              $      16,544               7.46%sec.

Russell 2500(TM) Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      14,551              45.51%
5 Years                $      15,673               9.40%sec.
Inception              $      19,565              10.06%sec.

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long-term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED DECEMBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended December 31, 2003, the Aggressive Equity Fund gained 45.60%. This compared to the Russell 2500(TM) Index, which gained 45.51% during the same period. The Fund's performance is net of operating expenses of 1.06%. Index returns do not include deduction of fees, expenses or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's return relative to its benchmark was driven by sector allocation and stock selection. The Fund's overweight in the technology sector and underweight in the financial services sector versus the benchmark contributed to the Fund's positive performance relative to the benchmark. Security selection generated positive results within nine of the 12 economic sectors represented in the Fund's benchmark. Stock selection was poor in the technology sector, primarily due to a strong rally in low quality technology companies.

Four of the Fund's eight money managers outperformed and four underperformed their respective benchmarks. The greatest outperformer was David J. Greene, a value money manager whose contrarian approach to stock selection led it to hold overweight positions in technology and other cyclically sensitive stocks. Greene outperformed the Russell 2500 Value Index by over 20%. CapitalWorks, a growth money manager, outperformed its benchmark by over 6%. This was a result of its emphasis on early identification of accelerating earnings growth and operating fundamentals. The Fund's two quantitative money managers, Goldman Sachs and Jacobs Levy, both outperformed their respective benchmarks by several hundred basis points.

Among the Fund's money managers, the largest underperformance came from Geewax, whose focus on high quality stocks led to an approximate shortfall of 10%. TimesSquare, underperformed its benchmark by approximately 7% for the same reasons. Suffolk underperformed its benchmark by about 4%. This was disappointing given Suffolk's emphasis on companies with accelerating earnings fundamentals. Systematic underperformed its benchmark by a small margin.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The past year was a challenging market environment for active money managers. In particular, 2003 was punctuated by the market's move to favoring stocks with poor recent returns, low stock price, no current earnings, and high price volatility. Returning sentiment to such stocks is considered a "rally off the bottom", in which price reversal is the dominant factor and prospective improvement in company fundamentals, like earnings growth, are less of a consideration. The Fund's money managers' emphasis on a combination of current price and prospective fundamental operating improvements was not rewarded in this environment. Additionally, the factors discussed above resulted in micro capitalization stocks experiencing large gains.

Neither the Fund nor its money managers changed investment approaches in response to the market environment. However, the Fund's money managers did consider the market environment in their respective security selection. By design, some of the Fund's money managers tended to be more sensitive to the "price only" perspective, providing strong relative performance strength. Some of the Fund's money managers were not as sensitive to the "price-only" perspective.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund's structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The fund's more cyclically oriented money managers (whether growth or value) tended to post the best performance relative to the benchmark over the past year. For money managers such as David J. Greene (value) and CapitalWorks (growth), both experienced such results. Greene outperformed the benchmark by over 20% in the past year, while CapitalWorks outperformed by approximately 7%. The Fund's money managers, such as Geewax and TimesSquare, suffered over the past year. These managers tended to emphasize companies with consistent or visible earnings and less economic sensitivity (whether growth or value).

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

Stock selection was challenging over the past year. In some cases, the money managers' emphasis on stocks with low valuations relative to their expected growth and on companies with earnings that were expected to have a greater-than-average tendency to announce either higher than expected earnings or to revise earnings up contributed to the Fund's performance. Stock selection was positive within nine of the

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

12 economic sectors represented in the Fund's benchmark. Stock selection in the health care, financial services, and materials & processing sectors significantly contributed to the Fund's positive performance relative to the benchmark. However, stock selection in the technology sector was very poor. Given this challenging environment, the Fund's money managers made positive contributions to returns relative to the benchmark from stock selection.

Money Managers                                                       Styles


CapitalWorks Investment Partners, LLC       Growth
David J. Greene & Co., LLC                  Value
Geewax, Terker & Co.                        Growth
Goldman Sachs Asset Management              Market-Oriented
Jacobs Levy Equity Management, Inc.         Value
Suffolk Capital Management, Inc.            Growth
Systematic Financial Management, LP         Value
TimesSquare Capital Management, Inc.        Growth

                              --------------------

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.4%
Auto and Transportation - 2.5%
Airtran Holdings, Inc. (AE)                            22,600             269
Alaska Air Group, Inc.                                  3,000              82
America West Holdings Corp. Class B (AE)               21,200             263
Arctic Cat, Inc.                                          909              22
Autoliv, Inc.                                          11,100             418
Aviall, Inc.                                            3,500              54
CH Robinson Worldwide, Inc.                             1,900              72
Collins & Aikman Corp.                                 11,800              51
Covenant Transport, Inc. Class A (AE)                   2,000              38
Dura Automotive Systems, Inc. Class A (AE)              2,300              29
ExpressJet Holdings, Inc. (AE)                          1,500              23
Frontier Airlines, Inc. (AE)                            6,500              93
Gentex Corp.                                            5,200             230
Goodyear Tire & Rubber Co. (The)                       10,000              79
Grupo TMM SA - ADR                                      3,500              15
Heartland Express, Inc.                                   439              11
JB Hunt Transport Services, Inc.                        4,300             116
JetBlue Airways Corp. (AE)                              3,650              97
Kansas City Southern                                    1,100              16
Lear Corp.                                              1,500              92
Navistar International Corp.                            6,800             326
Northwest Airlines Corp. (AE)                          21,000             265
Oshkosh Truck Corp.                                     5,700             291
Pacer International, Inc. (AE)                         24,400             493
SCS Transportation, Inc. (AE)                           1,500              26
Superior Industries International                         600              26
TBC Corp. (AE)                                          1,500              39
Thor Industries, Inc.                                   1,200              67
Visteon Corp.                                           8,500              88
Wabash National Corp.                                   5,460             160
Wabtec Corp.                                           12,700             216
                                                                 ------------
                                                                        4,067
                                                                 ------------

Consumer Discretionary - 19.9%
4Kids Entertainment, Inc. (AE)                          2,700              70
Aaron Rents, Inc.                                       9,750             196
Abercrombie & Fitch Co. Class A (AE)                    3,200              79
Activision, Inc. (AE)                                  16,200             295
Advance Auto Parts (AE)                                 4,700             383
Advo, Inc.                                              5,850             186
Aeropostale, Inc. (AE)                                 16,200             444
Alliance Gaming Corp. (AE)                             13,844             341
Allied Waste Industries, Inc. (AE)                      4,300              60
AMC Entertainment, Inc.                                 5,600              85

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ameristar Casinos, Inc. (AE)                            5,400             132
Angelica Corp.                                          2,200              48
AnnTaylor Stores Corp. (AE)                            10,950             427
Applebees International, Inc.                           3,300             130
Applica, Inc.                                           3,400              26
aQuantive, Inc. (AE)                                   17,000             174
Arbitron, Inc.                                         11,700             488
Asbury Automotive Group, Inc. (AE)                      6,700             120
Atari, Inc. (AE)                                        4,900              21
Aztar Corp. (AE)                                        4,200              95
Barnes & Noble, Inc. (AE)                               1,100              36
BearingPoint, Inc. (AE)                                22,300             225
Big 5 Sporting Goods Corp. (AE)                         4,400              92
Big Lots, Inc.                                          8,900             126
BJ's Wholesale Club, Inc. (AE)                         13,200             303
Black & Decker Corp.                                    4,500             222
Blockbuster, Inc. Class A                               6,500             117
Bob Evans Farms, Inc.                                   3,100             101
Bright Horizons Family Solutions, Inc. (AE)             1,200              50
Brink's Co. (The)                                      11,900             269
Brookstone, Inc. (AE)                                   6,000             128
Brown Shoe Co., Inc.                                      800              30
Callaway Golf Co.                                      16,600             280
Career Education Corp. (AE)                             3,000             120
Carmax, Inc. (AE)                                       1,800              56
CBRL Group, Inc.                                        3,800             145
CDI Corp.                                               1,000              33
CDW Corp.                                               2,400             139
Central European Distribution Corp. (AE)                1,600              51
Central Garden and Pet Co. (AE)                         9,600             269
Charming Shoppes                                       12,900              70
Chico's FAS, Inc. (AE)                                  2,600              96
Childrens Place (AE)                                    5,949             159
Choice Hotels International, Inc.                       9,938             350
ChoicePoint, Inc. (AE)                                  4,333             165
Claire's Stores, Inc.                                   7,742             146
CNET Networks, Inc. (AE)                               22,620             154
Columbia Sportswear Co. (AE)                              900              49
Consolidated Graphics, Inc. (AE)                        3,600             114
Convergys Corp. (AE)                                   10,700             187
Corinthian Colleges, Inc. (AE)                          3,000             167
Corporate Executive Board Co. (AE)                      7,900             369
Cox Radio, Inc. Class A (AE)                            8,400             212
Department 56 (AE)                                        200               3
Dick's Sporting Goods, Inc. (AE)                        3,314             161
Dillard's, Inc. Class A                                13,100             216
Dollar Thrifty Automotive Group (AE)                    7,100             184

                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DoubleClick, Inc. (AE)                                 14,500             148
Drew Industries, Inc. New (AE)                          2,300              64
Earthlink, Inc. (AE)                                   11,600             116
Education Management Corp. (AE)                        18,600             577
Emerson Radio (AE)                                      4,900              18
Entercom Communications Corp. (AE)                      5,500             291
Finish Line Class (AE)                                 10,700             321
Footstar, Inc. (AE)                                     3,300              13
Fossil, Inc. (AE)                                       7,900             221
Fred's, Inc.                                            2,300              71
GameStop Corp. Class A (AE)                             1,500              23
Gemstar-TV Guide International, Inc. (AE)              18,859              95
Getty Images, Inc. (AE)                                23,572           1,181
Goody's Family Clothing, Inc.                           2,800              26
GTECH Holdings Corp.                                   13,900             688
Guess ?, Inc. (AE)                                      2,100              25
Guitar Center, Inc. (AE)                                1,200              39
Handleman Co.                                          11,600             238
Harman International Industries, Inc.                   3,000             222
Harris Interactive, Inc. (AE)                          20,736             172
Harte-Hanks, Inc.                                       5,100             111
Hasbro, Inc.                                           14,800             315
Haverty Furniture Cos., Inc.                            2,400              48
Hearst-Argyle Television, Inc.                         39,700           1,093
Hewitt Associates, Inc. Class A (AE)                    6,200             185
Hibbett Sporting Goods, Inc. (AE)                       1,100              33
Hollinger International, Inc.                           6,400             100
IKON Office Solutions, Inc.                            20,800             247
Infospace, Inc. (AE)                                    6,570             151
Insight Communications Co., Inc. (AE)                  11,500             119
Insight Enterprises, Inc. (AE)                          4,200              79
International Speedway Corp. Class A                    6,400             286
ITT Educational Services, Inc.                         10,500             493
Jarden Corp. (AE)                                       1,500              41
JOS A Bank Clothiers, Inc. (AE)                           800              28
Journal Register Co. (AE)                               4,000              83
Korn/Ferry International (AE)                           2,900              39
Krispy Kreme Doughnuts, Inc. (AE)                       1,000              37
Kroll, Inc. (AE)                                        6,500             169
K-Swiss, Inc. Class A                                   1,000              24
Labor Ready, Inc. (AE)                                 23,000             301
Lamar Advertising Co. (AE)                              5,100             190
La-Z-Boy, Inc.                                          4,200              88
Liberty Corp.                                             700              32
Lithia Motors, Inc. Class A                             3,800              96
Liz Claiborne, Inc.                                     4,200             149
Magna Entertainment Corp. Class A (AE)                  3,100              16

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mandalay Resort Group                                   1,200              54
Manpower, Inc.                                            900              42
Marcus Corp.                                            7,800             128
Marvel Enterprises, Inc. (AE)                           7,400             215
Maxwell Shoe Co. Class A (AE)                           1,000              17
Media General, Inc. Class A                             2,800             182
Memberworks, Inc. (AE)                                  4,000             109
Men's Wearhouse, Inc. (AE)                             10,900             273
Meredith Corp.                                            200              10
Metro One Telecommunications (AE)                       7,800              20
Modem Media, Inc. (AE)                                 15,710             128
Movado Group, Inc.                                      5,200             147
Movie Gallery, Inc.                                     1,100              21
MPS Group, Inc. (AE)                                   30,300             283
MSC Industrial Direct Co.                               1,100              30
Navigant Consulting, Inc. (AE)                          4,600              87
Navigant International, Inc. (AE)                       2,800              39
NetFlix, Inc. (AE)                                      1,800              98
Nu Skin Enterprises, Inc. Class A                      11,800             202
On Assignment, Inc. (AE)                               12,100              63
O'Reilly Automotive, Inc. (AE)                          1,500              58
Oxford Industries, Inc.                                 2,200              75
Pacific Sunwear of California (AE)                      4,200              89
Papa John's International, Inc. (AE)                    4,100             137
Park Place Entertainment Corp. (AE)                    31,700             343
PDI, Inc. (AE)                                          1,800              48
Penn National Gaming, Inc. (AE)                         6,500             150
Petco Animal Supplies, Inc. (AE)                       16,636             507
Petsmart, Inc.                                          4,100              98
PF Chang's China Bistro, Inc. (AE)                      1,200              61
Pier 1 Imports, Inc.                                    2,400              52
Playboy Enterprises, Inc. Class B (AE)                  1,400              23
Playtex Products, Inc. (AE)                            13,800             107
Polo Ralph Lauren Corp.                                13,600             392
Pre-Paid Legal Services, Inc. (AE)                      4,900             128
Pulitzer, Inc.                                          6,700             362
Radio One, Inc. Class D (AE)                            8,700             168
Rare Hospitality International, Inc. (AE)               8,500             208
Red Robin Gourmet Burgers, Inc. (AE)                    1,200              37
Reebok International, Ltd.                              4,000             157
Regal Entertainment Group Class A                      12,100             248
Regis Corp.                                             8,811             348
Rent-A-Center, Inc. (AE)                               15,000             448
RH Donnelley Corp.                                      4,200             167
RR Donnelley & Sons Co.                                 2,100              63
Ruby Tuesday, Inc.                                      5,500             157
Russell Corp.                                           2,300              40
Saks, Inc. (AE)                                        34,800             523
Scholastic Corp. (AE)                                   7,600             259

 20  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Scientific Games Corp. Class A (AE)                    34,900             594
SCP Pool Corp. (AE)                                    14,400             471
Select Comfort Corp. (AE)                               8,200             203
Service Corp. International                            21,900             118
ShopKo Stores, Inc.                                    16,800             256
Sinclair Broadcast Group, Inc. Class A (AE)            12,300             184
Six Flags, Inc.                                        11,200              84
SkillSoft Corp. ADR                                    23,400             202
Sohu.com, Inc. (AE)                                     1,100              33
Sonic Corp. (AE)                                        1,350              41
Sourcecorp (AE)                                         3,400              87
Speedway Motorsports, Inc.                             13,300             385
Spherion Corp. (AE)                                    25,000             245
Stage Stores, Inc. (AE)                                 8,800             246
Stamps.com, Inc. (AE)                                   3,300              20
Station Casinos, Inc.                                   1,900              58
Steak N Shake Co. (The)                                 3,900              70
Stein Mart, Inc. (AE)                                   1,900              16
Strayer Education, Inc.                                   800              87
Stride Rite Corp.                                       2,300              26
Sylvan Learning Systems, Inc. (AE)                      1,200              35
Tele2 AB Class A - ADR (AE)                             9,000             275
TeleTech Holdings, Inc. (AE)                            7,100              80
Tetra Tech, Inc. (AE)                                   8,925             222
Thomas Nelson, Inc.                                     4,200              81
Tiffany & Co.                                           2,500             113
Timberland Co. Class A                                    800              42
Toro Co.                                                6,100             283
Tractor Supply Co. (AE)                                 1,400              54
Tuesday Morning Corp. (AE)                              1,800              54
Unifirst Corp.                                            600              14
United Online, Inc. (AE)                               33,649             565
United Stationers, Inc.                                12,100             495
Vail Resorts, Inc. (AE)                                 2,400              41
Valassis Communications, Inc.                           3,800             112
Vans, Inc. (AE)                                         4,500              51
VeriSign, Inc. (AE)                                    17,500             285
Wackenhut Corrections Corp. (AE)                        1,000              23
Watson Wyatt & Co. Holdings (AE)                        3,200              77
Weight Watchers International, Inc. (AE)                3,600             138
West Corp. (AE)                                         8,900             207
Wireless Facilities, Inc. (AE)                         12,010             178
WMS Industries, Inc.                                    4,800             126
Wolverine World Wide, Inc.                                600              12
Yankee Candle Co., Inc. (AE)                            1,600              44
Zale Corp. (AE)                                           800              43
                                                                 ------------
                                                                       33,173
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 2.7%
7-Eleven, Inc. (AE)                                     5,800              93
Adolph Coors Co. Class B                                1,800             101
American Italian Pasta Co. Class A (AE)                 4,200             176
Chiquita Brands International, Inc. (AE)                9,000             203
Church & Dwight, Inc.                                   4,300             170
Constellation Brands, Inc. Class A (AE)                14,420             475
Dial Corp. (The)                                        1,800              51
DIMON, Inc.                                             2,500              17
Duane Reade, Inc. (AE)                                  6,900             117
Flowers Foods, Inc.                                     1,650              43
J&J Snack Foods Corp. (AE)                                300              11
John B. Sanfilippo & Son (AE)                             900              46
Lance, Inc.                                             2,500              38
Longs Drug Stores Corp.                                23,300             576
M & F Worldwide Corp. (AE)                              3,100              41
Nash Finch Co.                                          4,100              92
NBTY, Inc. (AE)                                         7,700             207
Pathmark Stores, Inc. (AE)                             22,827             173
PepsiAmericas, Inc.                                    10,600             181
Pilgrim's Pride Corp.                                   4,200              69
Ralcorp Holdings, Inc. (AE)                             1,000              31
RJ Reynolds Tobacco Holdings, Inc.                     10,200             593
Robert Mondavi Class A (AE)                             2,700             105
Sanderson Farms, Inc.                                   2,200              89
Smithfield Foods, Inc. (AE)                             1,300              27
Standard Commercial Corp.                               1,200              24
Supervalu, Inc.                                         7,000             200
Tootsie Roll Industries, Inc.                           2,287              82
Tyson Foods, Inc. Class A                              13,200             175
Universal Corp.                                         3,500             155
Winn-Dixie Stores, Inc.                                18,700             186
                                                                 ------------
                                                                        4,547
                                                                 ------------

Financial Services - 18.3%
Accredited Home Lenders (AE)                            5,304             162
Advent Software, Inc. (AE)                              2,700              47
AG Edwards, Inc.                                       10,100             366
Alabama National Bancorp                                  500              26
Alliance Data Systems Corp. (AE)                       25,718             712
AMB Property Corp. (o)                                  8,400             276
American Financial Group, Inc.                          3,500              93
American Physicians Capital, Inc. (AE)                  1,900              35
AmeriCredit Corp. (AE)                                 27,272             434
AMLI Residential Properties Trust (o)                   1,600              43
Anthracite Capital, Inc. (o)                            6,700              74
Anworth Mortgage Asset Corp.                           11,700             163

                                                      Aggressive Equity Fund  21

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arden Realty, Inc. (o)                                  4,000             121
Arthur J Gallagher & Co.                                1,500              49
Associated Banc-Corp                                    5,011             214
Astoria Financial Corp.                                15,100             562
AvalonBay Communities, Inc. (o)                         5,200             249
Bancorpsouth, Inc.                                      4,700             111
Bank of Hawaii Corp.                                   20,000             843
Bank of the Ozarks, Inc.                                1,600              36
BankAtlantic Bancorp, Inc. Class A                      7,700             146
Banknorth Group, Inc.                                   4,800             156
Bankunited Financial Corp. Class A                      8,000             206
Bedford Property Investors (o)                          2,700              77
BISystem Group, Inc. (The) (AE)                        14,000             208
Blackrock, Inc.                                           800              42
BOK Financial Corp. (AE)                                1,818              70
Boykin Lodging Co. (o)                                  2,200              20
Brandywine Realty Trust (o)                             4,400             118
Capital Automotive REIT (o)                             7,200             230
CapitalSource, Inc. (AE)                                8,400             182
CarrAmerica Realty Corp. (o)                            1,800              54
Cash America International, Inc.                        1,500              32
CBL & Associates Properties, Inc. (o)                   6,800             384
CCC Information Services Group (AE)                     3,600              61
Central Pacific Financial Corp.                           700              21
Certegy, Inc.                                           3,900             128
Charter Municipal Mortgage Acceptance Co.               4,800             101
Checkfree Corp. (AE)                                    1,100              30
Chelsea Property Group, Inc. (o)                          700              38
Chemical Financial Corp.                                  700              25
CIT Group, Inc.                                         5,000             180
City Holding Co.                                          600              21
City National Corp.                                     2,800             174
Colonial BancGroup, Inc. (The)                          9,700             168
Commerce Bancorp, Inc.                                  1,000              53
Commerce Bancshares, Inc.                               2,506             123
Commercial Federal Corp.                                5,000             134
Commercial Net Lease Realty (o)                         5,000              89
CompuCredit Corp. (AE)                                 10,400             221
Cornerstone Realty Income Trust, Inc. (o)                 700               6
Correctional Properties Trust (o)                         800              23
Corus Bankshares, Inc.                                  1,000              32
Crescent Real Estate Equities Co. (o)                   4,500              77
Cullen/Frost Bankers, Inc.                              3,700             150
CVB Financial Corp.                                     1,100              21
Deluxe Corp.                                            5,900             244
Dime Community Bancshares                               7,225             222
Doral Financial Corp.                                  20,850             673
Downey Financial Corp.                                  3,700             182

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
E*Trade Financial Corp. (AE)                           13,867             175
Eastgroup Properties (o)                                2,000              65
Eaton Vance Corp.                                       1,000              37
eFunds Corp. (AE)                                       7,000             121
Entertainment Properties Trust (o)                      2,100              73
Equity Inns, Inc. (o)                                   3,800              34
Equity One, Inc. (o)                                    4,700              79
eSpeed, Inc. Class A (AE)                              10,503             246
Factset Research Systems, Inc.                          2,800             107
Fair Isaac Corp.                                        3,325             163
FelCor Lodging Trust, Inc. (o)                          3,200              35
First American Corp.                                   16,200             482
First Bancorp Puerto Rico                               1,400              55
First Commonwealth Financial Corp.                      1,600              23
First Community Bancshares, Inc.                          330              11
First Midwest Bancorp, Inc.                             1,900              62
First Niagara Financial Group, Inc.                     8,700             130
FirstFed Financial Corp.                                3,600             157
Flagstar Bancorp, Inc.                                  6,400             137
Flushing Financial Corp.                                1,200              22
FNB Corp.                                               1,700              60
Fremont General Corp.                                   1,900              32
Friedman Billings Ramsey Group, Inc. Class A           19,400             448
Fulton Financial Corp.                                  1,601              35
Gabelli Asset Management, Inc. Class A                  6,800             271
Gables Residential Trust (o)                            5,000             174
Getty Realty Corp. (o)                                  1,900              50
Glacier Bancorp, Inc.                                   1,700              55
Glenborough Realty Trust, Inc. (o)                      2,100              42
Global Payments, Inc.                                  14,500             683
Great Lakes REIT (o)                                    2,000              31
Greater Bay Bancorp                                     4,600             131
Hancock Holding Co.                                       400              22
Harbor Florida Bancshares, Inc.                           453              13
Hawthorne Financial Corp.                                 700              20
HCC Insurance Holdings, Inc.                            1,100              35
Health Care REIT, Inc. (o)                              7,700             277
Healthcare Realty Trust, Inc. (o)                       1,200              43
Heritage Property Investment Trust (o)                  4,000             114
Hospitality Properties Trust (o)                        1,300              54
HRPT Properties Trust (o)                              64,400             650
Hudson United Bancorp                                   3,100             115
Iberiabank Corp.                                          500              30
IMPAC Mortgage Holdings, Inc. (o)                       9,500             173
Independence Community Bank Corp.                       3,100             112
Independent Bank Corp.                                  1,980              56
IndyMac Bancorp, Inc.                                   8,011             239

 22  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Innkeepers USA Trust (o)                               22,100             185
Instinet Group, Inc.                                   17,000              88
International Bancshares Corp.                            500              24
Investment Technology Group, Inc.                      13,200             213
Investors Financial Services Corp.                     11,000             423
iShares Russell 2000 Growth Index Fund                  2,300             136
iShares S&P MidCap 400/BARRA Growth Index Fund          1,500             178
Jack Henry & Associates, Inc.                          15,100             311
Jefferies Group, Inc.                                  13,900             459
Keystone Property Trust (o)                             1,600              35
Kilroy Realty Corp. (o)                                   500              16
Koger Equity, Inc. (o)                                  5,200             109
Kronos, Inc. (AE)                                       1,050              42
La Quinta Corp.                                        35,400             227
Landamerica Financial Group, Inc.                      15,200             794
LaSalle Hotel Properties (o)                            1,800              33
Legg Mason, Inc.                                        1,800             139
Liberty Property Trust (o)                              2,500              97
Local Financial Corp. (AE)                              1,100              23
LTC Properties, Inc. (o)                                1,200              18
Mack-Cali Realty Corp. (o)                              4,600             191
MAF Bancorp, Inc.                                         400              17
Maguire Properties, Inc. (o)                           11,200             272
Markel Corp. (AE)                                       1,850             469
MB Financial Corp.                                      1,650              60
Mercantile Bank Corp.                                      72               3
Mercury General Corp.                                   1,800              84
Mid-America Apartment Communities, Inc. (o)             1,400              47
Moody's Corp.                                           2,600             157
Nara Bancorp, Inc.                                      2,400              66
National Health Investors, Inc. (o)                     4,600             114
National Penn Bancshares, Inc.                            630              20
Nationwide Health Properties, Inc. (o)                  1,700              33
NDCHealth Corp.                                         6,200             159
New Century Financial Corp.                             5,000             198
Nuveen Investments, Inc. Class A                        8,700             232
OceanFirst Financial Corp.                              3,703             101
Ohio Casualty Corp.                                     6,800             118
Pacific Capital Bancorp                                 1,100              41
Pan Pacific Retail Properties, Inc. (o)                 1,200              57
Pennsylvania Real Estate Investment Trust (o)           1,200              44
PFF Bancorp, Inc.                                       3,720             135
Popular, Inc.                                           1,200              54
Post Properties, Inc. (o)                               6,600             184
Prentiss Properties Trust (o)                           2,200              73

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PrivateBancorp, Inc.                                    1,100              50
ProAssurance Corp. (AE)                                 2,200              71
Protective Life Corp.                                   7,300             247
Provident Bankshares Corp.                              1,500              44
Providian Financial Corp.                              39,234             457
PS Business Parks, Inc. (o)                             4,600             190
R&G Financial Corp. Class B                             4,700             187
Radian Group, Inc.                                      3,600             176
Raymond James Financial, Inc.                          11,015             415
Reckson Associates Realty Corp. (o)                     7,600             185
Redwood Trust, Inc. (o)                                 7,000             356
Regency Centers Corp. (o)                               1,400              56
RenaissanceRe Holdings, Ltd.                            5,300             260
Republic Bancorp, Inc.                                 26,359             356
Ryder System, Inc.                                      9,200             314
S1 Corp. (AE)                                          15,300             123
Sandy Spring Bancorp, Inc.                              5,800             217
Seacoast Financial Services Corp.                       1,600              44
SEI Investments Co.                                     1,200              37
Selective Insurance Group                                 600              19
Senior Housing Properties Trust (o)                     4,800              83
Silicon Valley Bancshares                              15,700             566
Sovereign Bancorp, Inc.                                17,700             420
Sovran Self Storage, Inc. (o)                           1,100              41
Stancorp Financial Group, Inc.                          2,800             176
Sterling Bancorp                                        2,390              68
Stewart Information Services Corp.                     13,300             539
Student Loan Corp.                                        100              15
Summit Properties, Inc. (o)                             2,400              58
Susquehanna Bancshares, Inc.                            1,200              30
Taubman Centers, Inc. (o)                               1,200              25
TCF Financial Corp.                                     3,600             185
Texas Regional Bancshares, Inc. Class A                   825              31
TradeStation Group, Inc. (AE)                          10,000              89
Triad Guaranty, Inc. (AE)                               5,200             262
Trustmark Corp.                                         1,700              50
UCBH Holdings, Inc.                                     2,500              97
UICI (AE)                                               2,400              32
UMB Financial Corp.                                     1,200              57
United Bankshares, Inc.                                 2,000              62
United PanAm Financial Corp. (AE)                       1,200              20
Universal Health Realty, Income (o)                       900              27
Virginia Commerce Bancorp (AE)                          1,800              58
Waddell & Reed Financial, Inc. Class A                  2,000              47
Washington Mutual, Inc. 2005 Warrants (AE)             44,300               8
Waypoint Financial Corp.                                2,415              52

                                                      Aggressive Equity Fund  23

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Webster Financial Corp.                                 3,000             138
WeLLChoice, Inc. (AE)                                   4,900             169
WesBanco, Inc.                                            600              17
Westamerica BanCorp.                                      300              15
WFS Financial, Inc. (AE)                                1,600              68
Whitney Holding Corp.                                   5,800             238
Wintrust Financial Corp.                                  400              18
World Acceptance Corp. (AE)                             9,800             195
WR Berkley Corp.                                        1,500              52
WSFS Financial Corp.                                    3,300             148
                                                                 ------------
                                                                       30,356
                                                                 ------------

Health Care - 12.0%
Advanced Medical Optics, Inc. (AE)                      1,700              33
Advanced Neuromodulation Systems, Inc.                  3,148             145
AdvancePCS (AE)                                         2,400             126
Affymetrix, Inc. (AE)                                   5,800             143
AkSystem, Ltd. (AE)                                     1,400              12
Alaris Medical Systems, Inc. (AE)                      12,300             187
Allos Therapeutics (AE)                                 7,800              28
Alpharma, Inc. Class A                                  8,200             165
American Medical Security Group, Inc.                   1,300              29
American Pharmaceutical Partners, Inc. (AE)             6,800             228
Andrx Corp. (AE)                                        9,600             231
Applera Corp. - Celera Genomics Group (AE)             26,600             370
Atrix Labs, Inc. (AE)                                   2,800              67
Bausch & Lomb, Inc.                                     3,500             182
Beckman Coulter, Inc.                                   2,400             122
Beverly Enterprises, Inc. (AE)                          4,800              41
Celgene Corp. (AE)                                      1,300              59
Cell GeneSystem, Inc. (AE)                              7,800             101
Chronimed, Inc. (AE)                                    3,800              32
Collagenex Pharmaceuticals, Inc. (AE)                  11,300             127
Community Health Systems, Inc. (AE)                     9,200             245
Connetics Corp. (AE)                                    1,500              27
Cooper Cos., Inc.                                       5,356             252
Covance, Inc. (AE)                                      4,800             129
Coventry Health Care, Inc. (AE)                         1,600             103
CR Bard, Inc.                                           3,900             317
Cyberonics (AE)                                         1,700              54
Cytyc Corp. (AE)                                        4,900              67
D&K Healthcare Resources, Inc.                          6,000              81
Dade Behring Holdings, Inc. (AE)                        7,300             261
DaVita, Inc. (AE)                                      21,481             837
Decode Genetics, Inc. (AE)                             25,100             206

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dentsply International, Inc.                            2,600             117
Edinburgh, Income and Value Trust PLC Class O           9,200              16
Edwards Lifesciences Corp. (AE)                         3,000              90
Endo Pharmaceuticals Holdings, Inc. (AE)                9,000             173
Enzon Pharmaceuticals, Inc. (AE)                       12,800             154
eResearch Technology, Inc. (AE)                         9,600             244
First Health Group Corp. (AE)                           2,600              51
First Horizon Pharmaceutical Corp. (AE)                 7,200              81
Genencor International, Inc. (AE)                       8,600             135
Gen-Probe, Inc. (AE)                                    6,788             248
Haemonetics Corp. (AE)                                  2,800              67
Hanger Orthopedic Group, Inc. (AE)                      3,700              58
Health Net, Inc. (AE)                                   9,300             304
Healthsouth Corp. (AE)                                 27,600             127
Henry Schein, Inc. (AE)                                 1,300              88
Human Genome Sciences, Inc. (AE)                        9,800             130
Humana, Inc.                                           39,100             892
ICOS Corp. (AE)                                           800              33
ICU Medical, Inc. (AE)                                  4,900             168
Idexx Laboratories, Inc. (AE)                           4,000             185
Ilex Oncology, Inc. (AE)                               12,700             270
Immucor, Inc. (AE)                                        450               9
Inamed Corp. (AE)                                       2,250             108
Integra LifeSciences Holdings Corp. (AE)                  700              20
Invitrogen Corp. (AE)                                   3,300             231
Kensey Nash Corp. (AE)                                    800              19
Kindred Healthcare, Inc. (AE)                           3,100             161
King Pharmaceuticals, Inc. (AE)                        12,800             195
Kos Pharmaceuticals, Inc. (AE)                          9,100             392
LabOne, Inc.                                            6,100             198
LCA-Vision, Inc. (AE)                                   9,010             191
Ligand Pharmaceuticals, Inc. Class B (AE)              23,600             347
Lincare Holdings, Inc. (AE)                             9,800             294
Manor Care, Inc.                                        8,900             308
Martek Biosciences Corp. (AE)                           1,400              91
Maxygen (AE)                                            6,600              70
Medicis Pharmaceutical Class A                          6,900             492
MGI Pharma, Inc. (AE)                                     900              37
Mid Atlantic Medical Services (AE)                      2,100             136
Millennium Pharmaceuticals, Inc. (AE)                  16,900             316
Millipore Corp.                                         7,700             331
Myriad Genetics, Inc. (AE)                              4,100              53
Nabi Biopharmaceuticals (AE)                            2,600              33
NeighborCare, Inc. (AE)                                 6,200             122

 24  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Neurocrine Biosciences, Inc. (AE)                       9,700             529
NPS Pharmaceuticals, Inc. (AE)                          7,400             227
Odyssey HealthCare, Inc. (AE)                           4,424             129
Omnicare, Inc.                                         12,000             485
Omnicell, Inc. (AE)                                     6,500             105
Orthofix International NV (AE)                          1,500              73
Owens & Minor, Inc.                                     1,500              33
Oxford Health Plans                                     1,500              65
Pacificare Health Systems (AE)                          9,300             629
Parexel International Corp. (AE)                        7,100             115
Patterson Dental Co. (AE)                               1,000              64
Pediatrix Medical Group, Inc. (AE)                      3,800             209
Perrigo Co.                                             2,100              33
Pharmaceutical Resources, Inc.                          4,900             319
Pharmacopeia, Inc. (AE)                                18,600             264
Protein Design Labs, Inc. (AE)                          8,000             143
Province Healthcare Co. (AE)                            8,800             141
Quality Systems, Inc. (AE)                              1,100              49
Renal Care Group, Inc. (AE)                             2,500             103
Respironics, Inc. (AE)                                  6,500             293
Select Medical Corp.                                   16,716             272
Serologicals Corp. (AE)                                 9,311             173
SICOR, Inc. (AE)                                        3,200              87
Sierra Health Services (AE)                               900              25
Sola International, Inc. (AE)                           1,800              34
Stericycle, Inc. (AE)                                   5,600             262
Steris Corp. (AE)                                       8,800             199
Sybron Dental Specialties, Inc. (AE)                    9,466             266
Thoratec Corp. (AE)                                     1,500              20
Triad Hospitals, Inc. (AE)                              8,400             279
United Surgical Partners International, Inc.
   (AE)                                                 4,909             164
United Therapeutics Corp. (AE)                          1,800              41
US Oncology, Inc. (AE)                                 18,300             197
Valeant Pharmaceuticals International                   1,400              35
VCA Antech, Inc. (AE)                                  15,759             488
ViaSystem Healthcare, Inc. (AE)                           400               8
Vicuron Pharmaceuticals, Inc. (AE)                     10,800             201
Visx, Inc. (AE)                                         7,550             175
Watson Pharmaceuticals, Inc. (AE)                       6,000             276
West Pharmaceutical Services, Inc.                        500              17
                                                                 ------------
                                                                       20,019
                                                                 ------------

Integrated Oils - 0.0%
KCS Energy, Inc. (AE)                                   3,600              38
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 6.1%
Aceto Corp.                                             4,000             102
Albany International Corp. Class A                     11,200             380
Alumina, Ltd. - ADR                                     7,000             140
Ameron International Corp.                              1,700              59
Aptargroup, Inc.                                        2,700             105
Arch Chemicals, Inc.                                    1,800              46
Armor Holdings, Inc. (AE)                               1,000              26
Ashland, Inc.                                           1,000              44
Ball Corp.                                              6,200             369
Boise Cascade Corp.                                    13,300             437
Building Material Holding Corp.                         1,300              20
Cabot Corp.                                             9,700             309
Calgon Carbon Corp.                                    29,800             185
Carpenter Technology                                    6,300             186
Centex Construction Products, Inc.                      1,400              84
Century Aluminum Co.                                    3,360              64
Ceradyne, Inc. (AE)                                     3,860             131
Chesapeake Corp.                                        1,800              48
Clarcor, Inc.                                           2,300             101
Commercial Metals Co.                                   3,700             112
Constar International, Inc. (AE)                        8,100              44
Corn Products International, Inc.                       2,400              83
Crown Holdings, Inc.                                   19,600             178
Cytec Industries, Inc. (AE)                             6,600             253
Delta & Pine Land Co.                                     700              18
Dycom Industries, Inc. (AE)                            12,400             333
Energizer Holdings, Inc. (AE)                           2,800             105
Fluor Corp.                                               400              16
Glatfelter                                              3,700              46
Golden Star Resources, Ltd. (AE)                       21,400             149
GrafTech International, Ltd. (AE)                      25,160             340
Greif, Inc. Class                                         100               4
HB Fuller Co.                                           1,800              54
Hercules, Inc.                                          3,400              41
Hughes Supply, Inc.                                       700              35
ID Biomedical Corp. (AE)                                5,300              63
IMC Global, Inc.                                        5,700              57
International Steel Group, Inc. (AE)                    5,100             199
Jacobs Engineering Group, Inc.                          3,000             144
Jones Lang LaSalle, Inc. (AE)                           1,400              29
Lafarge North America, Inc.                             3,700             150
Lennox International, Inc.                             10,400             174
LNR Property Corp.                                      7,600             376
Lubrizol Corp.                                          5,700             185
MacDermid, Inc.                                         1,200              41
Martin Marietta Materials, Inc.                         3,100             146
Maverick Tube Corp. (AE)                                7,019             135
Moore Wallace, Inc.                                     8,500             159

                                                      Aggressive Equity Fund  25

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mueller Industries, Inc. (AE)                           4,000             137
Myers Industries, Inc.                                  1,875              23
NCI Building Systems, Inc. (AE)                         1,600              38
Nokia OYJ 2007 Warrants (AE)                            8,200             179
Owens-Illinois, Inc. (AE)                              16,600             197
Pactiv Corp. (AE)                                       7,900             189
Quanta Services, Inc. (AE)                             22,000             161
Rayonier, Inc. (o)                                        631              26
Reliance Steel & Aluminum Co.                           5,600             186
Rogers Corp. (AE)                                       1,400              62
Royal Gold, Inc.                                        1,600              33
RTI International Metals, Inc.                          2,400              40
Ryerson Tull, Inc.                                      1,800              21
Schnitzer Steel Industries, Inc. Class A                1,900             115
Schulman A, Inc.                                       13,100             279
Scotts Co. (The) Class A (AE)                             300              18
Sealed Air Corp. (AE)                                   2,900             157
Silgan Holdings, Inc. (AE)                              7,200             307
Smurfit-Stone Container Corp. (AE)                      9,600             178
Steel Dynamics, Inc. (AE)                               3,840              90
Texas Industries, Inc.                                  2,800             104
Trammell Crow Co. (AE)                                    200               3
Tredegar Corp.                                          1,600              25
Trex Co., Inc. (AE)                                       200               8
Ultralife Batteries, Inc. (AE)                         11,644             144
Unifi, Inc.                                            11,500              74
Universal Forest Products, Inc.                         1,900              61
URS Corp.                                               8,300             208
USEC, Inc.                                             11,400              96
USG Corp.                                               8,000             133
Washington Group International, Inc. (AE)               3,400             115
Watsco, Inc.                                            5,800             132
WD-40 Co.                                                 500              18
York International Corp.                                  900              33
                                                                 ------------
                                                                       10,095
                                                                 ------------

Miscellaneous - 0.8%
Brunswick Corp.                                         9,000             286
Carlisle Cos., Inc.                                     3,600             219
Dow Jones EURO STOXX 50 Return Index 2003
   Warrants (AE)                                        5,600              44
Kaman Corp. Class A                                     1,333              17
Lancaster Colony Corp.                                    400              18
OpticNet, Inc. (AE)(Y)                                  1,400               0
San-In Godo Bank, Ltd. (The) (AE)                      39,700             281
SPX Corp.                                               3,600             212
Textron, Inc.                                           1,800             103

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walter Industries, Inc.                                 4,900              65
                                                                 ------------
                                                                        1,245
                                                                 ------------

Other Energy - 4.1%
Atwood Oceanics, Inc. (AE)                              2,300              73
Calpine Corp. (AE)                                     64,900             312
CARBO Ceramics, Inc.                                      300              15
Chesapeake Energy Corp.                                 7,400             100
Comstock Resources, Inc. (AE)                           4,660              90
Consol Energy, Inc.                                     2,500              65
Cooper Cameron Corp. (AE)                               2,800             130
Encore Acquisition Co. (AE)                               800              20
ENSCO International, Inc.                              10,800             293
Equitable Resources, Inc.                                 900              39
Evergreen Resources, Inc. (AE)                          7,800             254
Forest Oil Corp.                                        9,600             274
Holly Corp.                                             1,400              39
Houston Exploration Co. (AE)                            1,300              47
Hydril (AE)                                             4,100              98
Key Energy Services, Inc. (AE)                         11,919             123
Massey Energy Co.                                       7,100             148
Matrix Service Co. (AE)                                10,600             192
National-Oilwell, Inc. (AE)                            19,200             429
Newfield Exploration Co. (AE)                           1,000              45
Oil States International, Inc. (AE)                     2,400              33
Parker Drilling Co.                                     9,700              25
Patina Oil & Gas Corp.                                 10,074             494
Patterson-UTI Energy, Inc. (AE)                        23,667             779
Pogo Producing Co.                                        600              29
Pride International, Inc. (AE)                          1,700              32
Reliant Resources, Inc. (AE)                           25,100             185
Smith International, Inc.                               4,200             174
Sunoco, Inc.                                           11,800             604
Tesoro Petroleum Corp.                                 22,900             334
Tetra Technologies, Inc. (AE)                           7,200             175
Unit Corp.                                              8,200             193
Universal Compression Holdings, Inc. (AE)               5,600             146
Valero Energy Corp.                                     3,900             181
Varco International, Inc. (AE)                         13,900             287
Veritas DGC, Inc. (AE)                                 16,200             170
Westport Resources Corp. (AE)                           4,200             125
XTO Energy, Inc.                                          666              19
                                                                 ------------
                                                                        6,771
                                                                 ------------

Producer Durables - 6.2%
Advanced Energy Industries, Inc. (AE)                   7,700             201
American Tower Corp. Class A                           11,000             119

 26  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AMIS Holdings, Inc. (AE)                                5,600             102
Andrew Corp. (AE)                                      18,337             211
Applied Industrial Technologies, Inc.                   3,900              93
Arris Group, Inc. (AE)                                 19,500             141
Artesyn Technologies, Inc. (AE)                        22,000             187
Asyst Technologies, Inc. (AE)                           9,639             167
Audiovox Corp. Class A (AE)                             9,800             126
August Technology Corp. (AE)                            9,172             170
Axcelis Technologies, Inc. (AE)                        15,763             161
Briggs & Stratton Corp.                                 5,400             364
Cascade Corp.                                             900              20
C-COR.net Corp. (AE)                                    5,600              62
Centex Corp.                                              600              65
CNH Global NV                                          10,740             178
Crown Castle International Corp. (AE)                   9,100             100
CTS Corp.                                               3,400              39
Cummins, Inc.                                           5,100             250
Curtiss-Wright Corp.                                    3,800             171
Cymer, Inc. (AE)                                        3,600             166
Diebold, Inc.                                           1,500              81
Dionex Corp. (AE)                                       1,800              83
Dominion Homes, Inc. (AE)                                 700              21
Donaldson Co., Inc.                                     2,000             118
Engineered Support Systems, Inc.                        1,275              70
EnPro Industries, Inc. (AE)                             2,600              36
Esterline Technologies Corp.                            1,300              35
General Cable Corp.                                     5,300              43
Genlyte Group, Inc. (AE)                                  800              47
Graco, Inc.                                             2,700             108
HON Industries, Inc.                                    1,300              56
Hovnanian Enterprises, Inc. Class A (AE)                  800              70
Imagistics International, Inc. (AE)                     3,600             135
Kadant, Inc. (AE)                                         800              17
KB Home                                                   600              44
Littelfuse, Inc. (AE)                                   2,000              58
LTX Corp. (AE)                                          6,300              95
Magnetek, Inc. (AE)                                     3,600              24
Manitowoc Co.                                           2,300              72
Mastec, Inc. (AE)                                       3,500              52
Mattson Technology, Inc. (AE)                           2,600              32
MDC Holdings, Inc.                                      3,200             206
Mettler Toledo International, Inc. (AE)                 7,900             333
MKS Instruments, Inc. (AE)                              5,900             171
MTS Systems Corp.                                       1,900              37
Mykrolis Corp. (AE)                                     2,573              41
NACCO Industries, Inc. Class A                          3,600             322
NVR, Inc.                                                 300             140
Orbital Sciences Corp. (AE)                            27,200             327

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pall Corp.                                             15,700             421
Photronics, Inc. (AE)                                  18,700             373
Plantronics, Inc. (AE)                                  6,100             199
Polycom, Inc. (AE)                                     17,138             335
Pulte Homes, Inc.                                         700              66
Rofin-Sinar Technologies, Inc. (AE)                     5,300             183
Roper Industries, Inc.                                  2,900             143
Ryland Group, Inc.                                      2,800             248
Semitool, Inc. (AE)                                     1,900              20
Standard-Pacific Corp.                                  6,800             330
Steelcase, Inc. Class A                                 5,800              83
Stewart & Stevenson Services                            5,700              80
Tecumseh Products Co. Class A                           4,300             208
Tektronix, Inc.                                         7,900             250
Teledyne Technologies, Inc. (AE)                       11,300             213
Teradyne, Inc. (AE)                                    13,500             344
Terex Corp.                                             5,420             154
Thomas Industries, Inc.                                   900              31
Toll Brothers, Inc. (AE)                                8,100             322
Ultratech, Inc. (AE)                                    1,200              35
United Defense Industries, Inc. (AE)                    6,800             217
United Industrial Corp.                                 5,000              90
WESCO International, Inc. (AE)                          5,600              50
                                                                 ------------
                                                                       10,362
                                                                 ------------

Technology - 17.7%
3Com Corp. (AE)                                        71,600             585
ADC Telecommunications, Inc. (AE)                      67,600             201
Adtran, Inc.                                            6,778             210
Advanced Digital Information Corp. (AE)                26,100             365
Advanced Fibre Communications, Inc. (AE)               14,600             294
Aeroflex, Inc. (AE)                                    38,440             449
Agere Systems, Inc. Class A (AE)                      126,900             387
Agile Software Corp. (AE)                              11,000             109
Alliance Semiconductor Corp. (AE)                       1,000               7
Altiris, Inc. (AE)                                      7,300             266
Amdocs, Ltd. (AE)                                      10,900             245
Amkor Technology, Inc. (AE)                             8,384             153
Amphenol Corp. Class A (AE)                             1,000              64
Anadigics, Inc. (AE)                                    3,000              18
Analogic Corp.                                          1,900              78
Anixter International, Inc. (AE)                       10,600             274
Anteon International Corp. (AE)                        10,900             393
Applied Micro Circuits Corp. (AE)                      27,120             162
Arrow Electronics, Inc.                                 4,100              95
Ascential Software Corp. (AE)                          15,061             391

                                                      Aggressive Equity Fund  27

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AsiaInfo Holdings, Inc. (AE)                            2,500              17
Aspect Communications Corp. (AE)                       23,800             375
Aspen Technology, Inc. (AE)                             3,700              38
ATI Technologies, Inc. (AE)                             6,500              98
Autodesk, Inc.                                          1,400              34
Avaya, Inc. (AE)                                       87,800           1,135
Avnet, Inc.                                            17,700             383
Avocent Corp. (AE)                                        900              33
Benchmark Electronics, Inc. (AE)                        1,650              57
BMC Software, Inc. (AE)                                12,400             231
Brooktrout, Inc. (AE)                                   2,100              26
California Micro Devices CP (AE)                       20,640             188
Captaris, Inc. (AE)                                     3,600              20
Ceridian Corp. (AE)                                    11,600             243
CEVA, Inc. (AE)                                         3,500              36
Checkpoint Systems, Inc.                                1,900              36
ChipPAC, Inc. Class A (AE)                             30,000             228
Ciena Corp. (AE)                                       28,300             188
Cognos, Inc. (AE)                                       7,300             224
Coherent, Inc. (AE)                                     1,900              45
CommScope, Inc. (AE)                                   11,800             193
Compucom Systems, Inc. (AE)                             5,500              29
Computer Network Technology Corp. (AE)                  4,800              46
Compuware Corp. (AE)                                   27,900             169
Comtech Telecommunications (AE)                         5,019             145
Comverse Technology, Inc. (AE)                         26,300             463
Conexant Systems, Inc. (AE)                            13,000              65
Covad Communications Group, Inc. (AE)                  31,951             115
Cree, Inc. (AE)                                         3,600              64
CSG Systems International (AE)                         10,500             131
Cypress Semiconductor Corp. (AE)                       28,700             613
Daktronics, Inc. (AE)                                   1,600              40
Ditech Communications Corp. (AE)                        9,220             176
DRS Technologies, Inc. (AE)                             5,600             156
eCollege.com, Inc. (AE)                                 1,700              31
EDO Corp.                                              17,500             431
EMC Corp.                                               2,700              35
Emulex Corp. (AE)                                       6,700             179
EnteraSystem Networks, Inc. (AE)                        6,900              26
Epicor Software Corp. (AE)                              7,300              93
Epiphany, Inc. (AE)                                    10,200              74
ESS Technology (AE)                                     5,100              87
F5 Networks, Inc. (AE)                                 11,600             291
Fairchild Semiconductor International, Inc. (AE)       16,110             402
Filenet Corp. (AE)                                      8,700             236
Flir Systems, Inc. (AE)                                 4,400             161

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Foundry Networks, Inc. (AE)                             6,317             173
Gateway, Inc. (AE)                                     10,000              46
Group 1 Software, Inc. (AE)                             5,000              88
Harris Corp.                                           16,500             626
Hifn, Inc. (AE)                                        14,378             171
Imation Corp.                                           7,200             253
Inet Technologies, Inc. (AE)                            1,800              22
InFocus Corp. (AE)                                      6,400              62
Informatica Corp. (AE)                                 26,700             275
Integrated Circuit Systems, Inc. (AE)                   6,200             177
Integrated Device Technology, Inc. (AE)                17,200             295
Interland, Inc. (AE)                                    3,600              24
International Rectifier Corp. (AE)                      5,900             292
Internet Security Systems (AE)                          9,300             175
Intersil Corp. Class A                                  7,400             184
InterVoice, Inc. (AE)                                   9,900             118
Interwoven, Inc. (AE)                                  15,375             194
Keane, Inc. (AE)                                        4,400              64
Keynote Systems, Inc. (AE)                              9,200             109
KVH Industries, Inc. (AE)                               4,850             133
L-3 Communications Holdings, Inc. (AE)                  6,200             318
Lawson Software, Inc. (AE)                             18,100             149
Lionbridge Technologies (AE)                            3,700              36
LSI Logic Corp. (AE)                                   97,000             859
Macromedia, Inc. (AE)                                   7,500             134
Macrovision Corp. (AE)                                  8,300             187
Magma Design Automation, Inc. (AE)                      5,400             126
MAPICS, Inc. (AE)                                       2,400              31
Maxtor Corp. (AE)                                      41,500             461
Mercury Interactive Corp. (AE)                          4,200             204
Merix Corp. (AE)                                       13,000             319
Micromuse, Inc. (AE)                                   20,065             138
Micros Systems, Inc. (AE)                                 900              39
MicroStrategy, Inc. Class A (AE)                        2,907             153
National Instruments Corp.                              4,900             223
National Semiconductor Corp. (AE)                       4,300             169
NCR Corp. (AE)                                          2,000              78
Net2Phone, Inc. (AE)                                    3,500              24
Netopia, Inc. (AE)                                     12,230             178
NetScreen Technologies, Inc. (AE)                       7,500             186
Norske Skogindustrier ASA                               5,200              17
Novell, Inc. (AE)                                      31,100             327
O2Micro International, Ltd. (AE)                       12,800             287
Overland Storage, Inc. (AE)                               400               8
PanAmSat Corp. (AE)                                    11,500             248
Park Electrochemical Corp.                              2,100              56
PerkinElmer, Inc.                                       5,900             101
Planar Systems, Inc. (AE)                               1,600              39

 28  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Plexus Corp. (AE)                                       3,700              64
PMC - Sierra, Inc. (AE)                                 5,500             111
Pomeroy IT Solutions, Inc.                              1,600              24
QAD, Inc. (AE)                                          6,100              75
Quantum Corp. (AE)                                     53,100             166
Quest Software, Inc. (AE)                              22,700             322
RadiSystem Corp. (AE)                                   4,200              71
Remec, Inc. (AE)                                       11,900             100
Reynolds & Reynolds Co. (The) Class A                   5,400             157
RSA Security, Inc. (AE)                                 6,700              95
SAFLINK Corp. (AE)                                      4,423              12
Sandisk Corp. (AE)                                     10,054             615
Sanmina-SCI Corp. (AE)                                 63,800             804
Scientific-Atlanta, Inc.                                8,000             218
Seachange International, Inc. (AE)                      5,100              79
Semtech Corp. (AE)                                     15,553             354
Serena Software, Inc. (AE)                             10,600             195
Sigma Designs, Inc. (AE)                                3,300              25
Silicon Laboratories, Inc. (AE)                         5,400             233
Silicon Storage Technology, Inc. (AE)                  47,980             528
Skyworks Solutions, Inc.                               14,600             127
SonicWALL, Inc. (AE)                                   17,180             134
Spectrasite, Inc. (AE)                                  2,100              73
SRA International, Inc. Class A (AE)                      200               9
SRS Labs, Inc. (AE)                                    16,750             156
Storage Technology Corp. (AE)                           2,300              59
Sybase, Inc. (AE)                                       4,500              93
SYKES Enterprises, Inc. (AE)                            2,200              19
Symbol Technologies, Inc.                              15,200             257
Tellabs, Inc. (AE)                                     28,000             236
TIBCO Software, Inc. (AE)                              26,700             181
Trident MicroSystems, Inc. (AE)                         9,172             160
Triquint Semiconductor, Inc. (AE)                      10,400              74
TTM Technologies, Inc. (AE)                            25,287             427
Ulticom, Inc. (AE)                                      7,667              74
UniSystem Corp.                                        16,300             242
UNOVA, Inc. (AE)                                       19,800             454
Utstarcom, Inc. (AE)                                    5,700             211
Valueclick, Inc. (AE)                                  18,630             169
Verso Technologies, Inc. (AE)                          36,983             118
Viasat, Inc. (AE)                                       1,100              21
Vitesse Semiconductor Corp. (AE)                       23,624             139
Wavecom Sa - ADR (AE)                                   8,200             112
Western Digital Corp. (AE)                             10,800             127
Zoran Corp. (AE)                                        5,900             103
                                                                 ------------
                                                                       29,431
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 4.1%
AES Corp. (The)                                        36,100             341
AGL Resources, Inc.                                     8,200             239
Allegheny Energy, Inc.                                  3,000              38
Allete, Inc.                                            6,400             196
Avista Corp.                                            9,900             179
Cascade Natural Gas Corp.                              10,600             224
CenturyTel, Inc.                                        4,600             150
Cincinnati Bell, Inc.                                  30,900             156
CMS Energy Corp.                                       10,900              93
Dobson Communications Corp. Class A (AE)               19,500             128
Empire District Electric Co. (The)                      1,600              35
Energen Corp.                                          11,000             451
General Communication Class A (AE)                      2,700              23
IDT Corp. (AE)                                         12,400             275
KeySpan Corp.                                           8,800             324
Laclede Group, Inc. (The)                               1,000              29
New Jersey Resources Corp.                              2,100              81
Nextel Partners, Inc. Class A (AE)                     22,400             301
Northeast Utilities                                    35,700             720
Northwest Natural Gas Co.                               1,700              52
NSTAR                                                   4,700             228
OGE Energy Corp.                                        8,700             210
Oneok, Inc.                                             1,500              33
Pinnacle West Capital Corp.                             2,800             112
Primus Telecommunications GP (AE)                      18,400             187
PTEK Holdings, Inc. (AE)                               41,087             362
Questar Corp.                                           7,100             250
SEMCO Energy, Inc.                                      3,400              17
South Jersey Industries, Inc.                           1,100              45
Southwest Gas Corp.                                     3,100              70
Southwestern Energy Co.                                 1,000              24
Talk America Holdings, Inc. (AE)                        4,600              53
Telephone & Data Systems, Inc.                          7,100             444
Time Warner Telecom, Inc. Class A (AE)                 11,700             119
UGI Corp.                                               6,500             220
US Cellular Corp. (AE)                                  9,200             327
Western Wireless Corp. Class A (AE)                     3,600              66
WGL Holdings, Inc.                                      2,800              78
WPS Resources Corp.                                       100               5
                                                                 ------------
                                                                        6,885
                                                                 ------------

TOTAL COMMON STOCKS
(cost $129,544)                                                       156,989
                                                                 ------------

                                                      Aggressive Equity Fund  29

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company Money Market
   Fund                                             9,683,000           9,683
United States Treasury Bill (y)(s)
   0.880% due 03/11/04                                    700             699
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,382)                                                         10,382
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $139,926)                                            167,371

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                             (986)
                                                                 ------------

NET ASSETS - 100.0%                                                   166,385
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 03/04 (56)                           3,120              128

Russell 2000 Index
   expiration date 03/04 (15)                           4,179              132

S&P 500 E-Mini Index
   expiration date 03/04 (16)                             888               28

S&P 500 Index
   expiration date 03/04 (7)                            1,944               45
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  333
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 30  Aggressive Equity Fund

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                            (Performance Line Graph)

Non-U.S. Fund
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,878              38.78%
5 Years                $      10,478               0.94%sec.
Inception              $      11,871               2.48%sec.

MSCI EAFE
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,917              39.17%
5 Years                $      10,130               0.26%sec.
Inception              $      12,441               3.17%sec.

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies and securities issued by non-US governments.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide long-term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDING DECEMBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended December 31, 2003, the Non-U.S. Fund gained 38.78%. This compared to its benchmark the MSCI EAFE Index, which gained 39.17%. The Fund's performance is net of operating expenses of 1.16%. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The Fund's results were largely driven by the strong market recovery that began in March 2003. The Fund's value managers, The Boston Company and AQR were most effective in capturing the recovery in stock valuations as market trends started to reflect an inflection point in investors' sentiment from extreme pessimism to moderate optimism.

In contrast, the Fund's growth-oriented managers' results generally lagged the MSCI EAFE benchmark. Their efforts to find growth were frustrated by a lack of sustained positive earnings trends. There was scarcity of sustained trends in earnings and/or price appreciation during much of the period.

AQR performed very well during the period. AQR was helped by the valuation bias in its process that helped it participate in the strong performance of value sectors.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

Generally speaking, the Fund's managers' portfolios were positioned in anticipation of economic recovery. While the managers all incrementally added to stocks and sectors likely to benefit from economic recovery, both cyclical and growth cyclical, they varied by their emphases on value, growth, or momentum. For most of the period, value-driven approaches fared much better than their growth counterparts. The Fund's value managers outperformed by exploiting many oversold opportunities as investors were extremely punitive of stocks falling short of earnings expectations. They also benefited from their avoidance of high-priced stocks with strong earnings forecasts, which were aggressively sold off based on disappointing news. Their focus on valuation also had the beneficial byproduct of generally leading them to small and medium capitalization stocks which materially outperformed larger capitalization stocks.

In contrast, the Fund's growth managers generally attempted to increase exposure in areas of the market perceived as improving. This proved mostly ineffective given an absence of sustained momentum in the market. Much of the strongest earnings results during the year were attributable to one-time gains from restructuring.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund's structure or its money manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

The Fund's value managers were the most effective over the 12 months ended December 31. Value disciplines were effective at avoiding the market's downward spiral through March 2003, but also proved effective at tapping into opportunities in oversold areas of the market that later benefited from both economic recovery and improving investor sentiment.

Effective security selection was a positive contributor to the Fund's performance. The Fund's benchmark-relative overweight positions in many strong performers, including NOK Corporation, Deutsche Post, and Sun Hung Kai Properties provided solid gains to the Fund. The Fund's benchmark-relative underweight positions in Sony, BP, Royal Dutch, and Nokia were also significant contributors.

The Fund's money managers' investments in Japan during the period were particularly effective in capturing a strong recovery in Japanese share prices beginning in late April, but gave back late in the year on profit taking. An underweight to the United Kingdom also contributed. While limited by specified guidelines, the Fund's exposure to emerging markets was another source of positive performance from country allocation decisions. Emerging markets performed very well over this period with the MSCI Emerging Markets Free Index up 56.28%.

Sector positioning had a slight negative impact on the Fund's results. The Fund was, on average, underweight financials, which had a strong year end rally.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

It was a very challenging market environment from a stock selection perspective. Leadership changed significantly during the period. A three-year bear market reached its lowest point in March 2003. The ensuing period was marked by a strong market rally.

                                                               Non-U.S. Fund  33

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Value based selection disciplines generally yielded favorable results. However, growth-oriented approaches struggled with the absence of sustained momentum and the dearth of strong growth in corporate operating income. Rotation in sector leadership during the period proved challenging for the Fund's growth money managers. Strong currencies also complicated assessments of future earnings growth. The strong Euro, in particular, was a clear threat to future earnings growth of European companies.
Given the difficult investment environment for active management, the Fund's strategy of combining a diversified mix of investment processes fared reasonably well. Fund results were ahead of peer group results. Few trends in stock prices proved persistent.

The Fund benefited from a number of structural factors. Its modest emphasis towards medium capitalization stocks proved critical given performance trends favoring smaller companies. Diversification by investment style also helped moderate the impact of growth-driven strategies on performance early in the period while facilitating participation in a growth-led rally during the year.

Money Managers                                                       Styles


AQR Capital Management, LLC                         Value
Fidelity Management & Research Co.                  Growth
Oechsle International Advisors, LLC                 Growth
The Boston Company Asset Management, LLC            Value

                              --------------------

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

 34  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 89.5%
Australia - 3.2%
Alumina, Ltd.                                           1,000               5
Amcor, Ltd.                                            14,885              93
AMP, Ltd. (AE)                                        118,805             448
Ansell, Ltd.                                              300               1
Australia & New Zealand Banking Group, Ltd.            36,963             492
Australian Gas Light Co., Ltd.                          1,200              10
Australian Stock Exchange, Ltd.                         6,800              88
BHP Billiton, Ltd.                                    155,438           1,428
Billabong International, Ltd.                           5,700              31
BlueScope Steel, Ltd.                                  11,000              46
Boral, Ltd.                                             8,500              33
Brambles Industries, Ltd. (AE)                          6,500              26
CFS Gandel Retail Trust                                26,100              26
Coca-Cola Amatil, Ltd.                                  2,600              12
Cochlear, Ltd. (AE)                                     3,000              49
Coles Myer, Ltd.                                        3,200              18
Commonwealth Bank of Australia                          6,200             138
Commonwealth Property Office Fund                      20,300              18
CSL, Ltd. (AE)                                          7,800             105
CSR, Ltd.                                              21,600              30
David Jones, Ltd.                                      12,000              13
Deutsche Office Trust                                  13,900              12
Foster's Group, Ltd.                                    8,400              28
Futuris Corp., Ltd.                                     2,900               3
General Property Trust                                 14,100              32
Iluka Resources, Ltd.                                   2,000               7
Insurance Australia Group, Ltd.                         5,900              19
James Hardie Industries NV                                300               2
Leighton Holdings, Ltd.                                   300               3
Lend Lease Corp., Ltd.                                 13,500             102
Macquarie Bank, Ltd.                                    5,500             147
Macquarie Infrastructure Group                          7,500              19
National Australia Bank, Ltd.                          38,627             872
News Corp., Ltd.                                       42,304             382
OneSteel, Ltd.                                         19,400              30
Orica, Ltd.                                             3,100              33
Origin Energy, Ltd.                                     6,200              22
PaperlinX, Ltd.                                         5,100              19
Promina Group, Ltd.                                    15,412              38
Publishing & Broadcasting, Ltd.                         8,103              76
Qantas Airways, Ltd.                                   31,133              77
QBE Insurance Group, Ltd.                              29,181             233
Rinker Group, Ltd.                                     35,437             175
Rio Tinto, Ltd.                                         2,674              75
Santos, Ltd.                                           88,800             460
Sons of Gwalia, Ltd. (AE)                                 300               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stockland Trust Group                                   7,600              30
Suncorp-Metway, Ltd.                                    1,400              13
Tabcorp Holdings, Ltd.                                    600               5
Telstra Corp., Ltd.                                    26,200              95
Wesfarmers, Ltd.                                        1,300              26
Westfield Holdings, Ltd.                                3,800              40
Westfield Trust                                        10,200              27
Westpac Banking Corp.                                  23,962             289
WMC Resources, Ltd. (AE)                                4,700              20
Woolworths, Ltd.                                       10,900              97
                                                                 ------------
                                                                        6,619
                                                                 ------------
Belgium - 1.3%
AGFA-Gevaert NV                                         6,890             196
Colruyt SA                                              1,700             164
Delhaize Group                                            900              46
Dexia                                                  41,910             722
Electrabel                                                 91              29
Fortis                                                 69,196           1,393
KBC Bancassurance Holding                               1,000              47
Solvay SA                                                 600              52
                                                                 ------------
                                                                        2,649
                                                                 ------------
Brazil - 0.1%
Petroleo Brasileiro SA - ADR                            8,320             243
                                                                 ------------
Denmark - 0.6%
AP Moller - Maersk A/S (AE)                                15             103
Coloplast A/S Class B                                     100               9
D/S Svendborg Class B (AE)                                  1               7
Danisco A/S                                               200               9
Danske Bank A/S                                        23,990             563
DSV DE Sammenslut Vogn A/S (AE)                           100               4
FLS Industries A/S Class B (AE)                         1,000              12
GN Store Nord (AE)                                      3,000              19
ISS A/S                                                 8,200             404
Novo-Nordisk A/S Class B                                3,684             150
TDC A/S                                                   500              18
                                                                 ------------
                                                                        1,298
                                                                 ------------
Finland - 1.1%
Elisa Oyj Class S (AE)                                  1,700              23
Fortum Oyj                                             24,500             253
Nokia OYJ                                              31,620             547
Nokia OYJ - ADR                                        21,708             369
Sampo Oyj Class A                                      67,209             695
Stora Enso Oyj                                          2,900              39
UPM-Kymmene Oyj                                        19,900             380
                                                                 ------------
                                                                        2,306
                                                                 ------------

                                                               Non-U.S. Fund  35

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France - 9.1%
Accor                                                  12,248             555
Air France                                              2,800              43
Air Liquide                                                82              14
Alcatel SA (AE)                                        25,800             332
Altran Technologies SA (AE)                             2,900              37
Aventis SA                                             33,806           2,235
AXA                                                    49,629           1,062
BNP Paribas                                            20,384           1,284
Caisse Nationale du Credit Agricole (AE)               13,963             333
Cap Gemini SA (AE)                                      4,370             194
Carrefour SA                                           14,842             815
Casino Guichard Perrachon SA                              600              58
Christian Dior SA                                       3,700             224
Cie de Saint-Gobain                                     5,200             255
CNP Assurances                                          4,110             214
France Telecom (AE)                                    29,713             849
Groupe Danone                                             806             132
Klepierre (AE)                                            100               6
Lafarge SA                                             11,823           1,053
Lagardere S.C.A.                                          500              29
L'Oreal SA                                              4,873             400
Michelin (C.G.D.E.) Class B                             9,773             448
Orange SA                                               8,161             446
Pernod-Ricard                                           1,200             133
Peugeot SA                                              4,000             204
Pinault-Printemps-Redoute                               3,668             355
Renault SA                                                100               7
Rhodia SA (AE)                                         20,414              91
Sanofi-Synthelabo SA                                      300              23
Schneider Electric SA                                   4,690             307
Societe Assurances Generales de France                  5,874             319
Societe BIC SA (AE)                                       300              14
Societe Generale                                        1,100              97
Suez SA                                                22,826             459
Thomson                                                31,000             660
Total SA                                               16,240           3,020
Total SA - ADR                                         10,016             927
Unibail (AE)                                              400              38
Valeo SA                                                6,977             279
Vivendi Universal SA                                   32,400             788
                                                                 ------------
                                                                       18,739
                                                                 ------------
Germany - 6.8%
Adidas-Salomon AG                                       6,710             764
Allianz AG                                             13,565           1,712
Altana AG                                               2,200             132

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BASF AG                                                 2,900             163
Bayer AG                                                2,200              64
Bayerische Hypo-und Vereinsbank AG (AE)                22,658             524
Bayerische Motoren Werke AG (AE)                       17,554             814
Celesio AG                                              1,500              73
Continental AG                                          2,600              99
DaimlerChrysler AG                                      3,300             154
Deutsche Bank AG                                       19,336           1,602
Deutsche Genossenschafts-Hypothekenbank (AE)            3,800             213
Deutsche Lufthansa AG                                  22,023             368
Deutsche Post AG                                       41,090             847
Deutsche Telekom AG (AE)                               42,700             782
E.ON AG                                                14,069             918
Infineon Technologies AG (AE)                           4,600              64
KarstadtQuelle AG                                      14,600             361
Linde AG                                                  900              48
MAN AG (AE)                                             4,600             140
Merck KGaA                                              3,300             137
Metro AG                                                9,246             408
Muenchener Rueckversicherungs AG                        4,084             495
Puma AG Rudolf Dassler Sport (AE)                         533              94
SAP AG (AE)                                               143              24
Schering AG                                             9,463             479
Siemens AG                                             13,639           1,092
Volkswagen AG                                          26,826           1,494
                                                                 ------------
                                                                       14,065
                                                                 ------------
Greece - 0.5%
EFG Eurobank Ergasias SA (AE)                           8,600             167
Hellenic Telecommunications Organization SA            43,952             582
OPAP SA (AE)                                           11,000             159
                                                                 ------------
                                                                          908
                                                                 ------------
Hong Kong - 1.7%
Bank of East Asia                                      58,211             178
BOC Hong Kong Holdings, Ltd.                           11,500              22
Cathay Pacific Airways, Ltd.                            6,000              11
Cheung Kong Holdings, Ltd.                             43,000             341
Cheung Kong Infrastructure Holdings, Ltd.               5,000              11
China Mobile Hong Kong, Ltd.                          101,000             310
CLP Holdings, Ltd.                                     12,000              57
Esprit Holdings, Ltd.                                  23,000              76
Hang Lung Properties, Ltd.                              6,000               8
Hang Seng Bank, Ltd.                                    3,700              49
Henderson Land Development                              2,000               9

 36  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hong Kong & China Gas                                  23,000              35
Hong Kong Exchanges and Clearing, Ltd. (AE)            14,000              30
HongKong Electric Holdings                              9,000              36
Hopewell Holdings                                      10,000              15
Hutchison Whampoa, Ltd.                                71,000             521
Hysan Development Co., Ltd.                             1,000               2
Li & Fung, Ltd.                                        80,000             137
MTR Corp.                                             167,695             221
New World Development, Ltd.                             6,000               5
PCCW, Ltd. (AE)                                         2,000               1
Shangri-La Asia, Ltd.                                   6,000               6
Sun Hung Kai Properties, Ltd.                          95,800             790
Swire Pacific, Ltd. Class A                            76,300             470
Techtronic Industries Co. (AE)                         10,000              28
Wharf Holdings, Ltd.                                   48,000             133
Yue Yuen Industrial Holdings (AE)                       5,000              14
                                                                 ------------
                                                                        3,516
                                                                 ------------
Ireland - 0.6%
Bank of Ireland                                        61,688             840
CRH PLC                                                16,100             330
                                                                 ------------
                                                                        1,170
                                                                 ------------
Italy - 4.2%
Arnoldo Mondadori Editore SpA                           5,800              52
Autostrade SpA (AE)                                    24,900             437
Banca Intesa SpA                                      391,388           1,530
Banca Popolare di Milano SCRL                           8,500              56
Banche Popolari Unite Scrl (AE)                        10,303             187
Banco Popolare di Verona e Novara Scrl                 27,270             462
Benetton Group SpA                                      3,300              38
Enel SpA                                               17,000             116
ENI-Ente Nazionale Idrocarburi SpA                     95,334           1,799
Fiat SPA (AE)                                          58,477             448
Finmeccanica SpA                                      676,340             530
Gruppo Editoriale L'Espresso SpA                       10,200              64
Italcementi SpA                                         9,700             121
Mediaset SpA                                           93,094           1,106
Parmalat Finanziaria SpA (Y)                           12,500               2
Riunione Adriatica di Sicurta SpA                      22,562             384
Sanpaolo IMI SpA                                        7,505              98
Telecom Italia (AE)                                    56,600             168
Telecom Italia SpA (AE)                               246,549             502
Tiscali SpA (AE)                                        2,100              15
UniCredito Italiano SpA                                98,800             533
                                                                 ------------
                                                                        8,648
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Japan - 20.5%
77 Bank, Ltd. (The)                                    69,000             389
Acom Co., Ltd.                                            430              20
Aeon Co., Ltd.                                          2,100              70
Aiful Corp.                                             8,300             607
Ajinomoto Co., Inc.                                     9,000             104
Alps Electric Co., Ltd.                                 5,000              73
Amano Corp.                                             2,000              15
Aoyama Trading Co., Ltd.                                  300               6
Asahi Glass Co., Ltd.                                   8,000              66
Autobacs Seven Co., Ltd.                                  700              16
Bank of Yokohama, Ltd. (The)                            1,000               5
Benesse Corp.                                             900              22
Bridgestone Corp.                                      41,000             551
Brother Industries, Ltd.                                3,000              28
Canon, Inc.                                            31,000           1,443
Central Glass Co., Ltd.                                 4,000              25
Central Japan Railway Co.                                   7              60
Chubu Electric Power Co., Inc.                          3,800              79
Citizen Watch Co., Ltd.                                22,000             202
Credit Saison Co., Ltd.                                41,900             946
Dai Nippon Printing Co., Ltd.                           4,000              56
Daicel Chemical Industries, Ltd.                       16,000              66
Daikin Industries, Ltd.                                 5,000             115
Daimaru, Inc.                                           7,000              39
Dainippon Ink and Chemicals, Inc.                       2,000               4
Dainippon Screen Manufacturing Co., Ltd. (AE)          10,000              68
Daito Trust Construction Co., Ltd.                      5,200             154
Daiwa House Industriesustry Co., Ltd. (AE)              1,000              11
Daiwa Securities Group, Inc.                            8,000              54
Denki Kagaku Kogyo K K                                 23,000              74
Denso Corp.                                            19,000             374
Dentsu, Inc.                                               61             307
Dowa Mining Co., Ltd.                                  23,000             124
East Japan Railway Co.                                     41             193
Eisai Co., Ltd.                                        21,700             585
FamilyMart Co., Ltd.                                    1,100              25
Fast Retailing Co., Ltd.                                5,600             340
Fuji Electric Holdings Co., Ltd.                       18,000              39
Fuji Heavy Industries, Ltd.                            64,900             315
Fuji Machine Manufacturing Co., Ltd.                    8,300             105
Fuji Photo Film Co., Ltd.                              25,000             807
Fuji Soft ABC, Inc.                                       200               6
Fujikura, Ltd.                                          7,000              41
Fujitsu Support and Service, Inc.                       1,200              20
Fujitsu, Ltd. (AE)                                      1,000               6
Funai Electric Co., Ltd.                                2,400             329

                                                               Non-U.S. Fund  37

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gunze, Ltd.                                             2,000               9
Hankyu Department Stores                                3,000              20
Hitachi Cable, Ltd.                                    10,000              38
Hitachi Chemical Co., Ltd.                              8,000             134
Hitachi Construction Machinery Co., Ltd.                2,000              30
Hitachi Zosen Corp. (AE)                                3,500               7
Hitachi, Ltd.                                           9,000              54
Hokkaido Electric Power Co., Inc.                       1,400              23
Hokuriku Electric Power Co.                             1,400              23
Honda Motor Co., Ltd.                                  35,000           1,555
Hoya Corp.                                              2,000             184
Ibiden Co., Ltd.                                        2,100              26
Isetan Co., Ltd.                                        7,100              78
Isuzu Motors, Ltd. (AE)                                14,000              28
Itochu Corp.                                           14,000              46
Itochu Techno-Science Corp.                               800              25
Ito-Yokado Co., Ltd.                                   13,000             409
Jafco Co., Ltd.                                           700              55
Japan Radio Co., Ltd. (AE)                             10,000              49
Japan Retail Fund Investment Corp. (o)                      6              39
Japan Tobacco, Inc.                                         9              66
JFE Holdings, Inc.                                      6,300             172
JGC Corp.                                               1,000              10
JSR Corp.                                               5,000             112
Kaken Pharmaceutical Co., Ltd.                          2,000              10
Kamigumi Co., Ltd. (AE)                                 9,000              64
Kaneka Corp.                                            7,000              52
Kansai Electric Power Co., Inc. (The)                   7,200             126
Kao Corp.                                              32,000             651
Kawasaki Heavy Industries, Ltd.                        16,000              20
Kawasaki Kisen Kaisha, Ltd.                            21,000             104
KDDI Corp.                                                 61             349
Keyence Corp.                                             500             105
Kobayashi Pharmaceutical Co., Ltd.                        200               5
Kokuyo Co., Ltd.                                        2,400              26
Konami Corp.                                              300               9
Konica Minolta Holdings, Inc.                          27,000             363
Koyo Seiko Co., Ltd.                                    8,000              82
Kubota Corp.                                            2,000               8
Kyocera Corp.                                           2,700             180
Kyushu Electric Power Co., Inc.                         4,400              76
Lawson, Inc.                                           15,100             516
Mabuchi Motor Co., Ltd.                                 7,200             554
Makita Corp.                                            5,000              50
Marubeni Corp.                                         22,000              42
Matsumotokiyoshi Co., Ltd.                             10,300             231
Matsumotokiyoshi Co., Ltd.                             10,300             231
Matsushita Electric Industrial Co., Ltd.               76,000           1,051

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Meiji Dairies Corp.                                     2,000               9
Meitec Corp.                                            2,100              81
Millea Holdings, Inc.                                      17             222
Minebea Co., Ltd.                                      83,000             421
Mitsubishi Electric Corp.                               9,000              37
Mitsubishi Estate Co., Ltd.                            32,000             303
Mitsubishi Gas Chemical Co., Inc.                       5,000              17
Mitsubishi Heavy Industries, Ltd.                      24,000              67
Mitsubishi Securities Co., Ltd.                        15,000             163
Mitsubishi Tokyo Financial Group, Inc.                    104             811
Mitsui & Co., Ltd.                                     55,000             443
Mitsui Chemicals, Inc.                                  9,000              52
Mitsui Engineering & Shipbuilding Co., Ltd.            18,000              30
Mitsui Fudosan Co., Ltd.                                9,000              81
Mitsui OSK Lines, Ltd.                                 35,000             171
Mitsui Sumitomo Insurance Co., Ltd.                    10,000              82
Mitsui Trust Holdings, Inc.                             6,000              34
Mitsumi Electric Co., Ltd.                              1,300              14
Mizuho Financial Group, Inc. (AE)                          73             221
Murata Manufacturing Co., Ltd.                         13,300             719
Namco, Ltd.                                             2,200              61
NEC Corp.                                               5,000              37
Nichicon Corp.                                          6,700              68
Nichii Gakkan Co. (AE)                                    550              31
Nichirei Corp.                                          1,000               3
Nidec Corp.                                               900              86
Nikko Cordial Corp.                                    35,000             195
Nintendo Co., Ltd.                                        500              47
Nippon Electric Glass Co., Ltd. (AE)                    3,000              58
Nippon Express Co., Ltd.                              135,000             637
Nippon Light Metal Co. (AE)                            27,000              64
Nippon Oil Corp.                                        9,000              46
Nippon Sanso Corp.                                      8,000              34
Nippon Shokubai Co., Ltd.                               4,000              30
Nippon Steel Corp.                                     65,000             139
Nippon Telegraph & Telephone Corp.                        137             661
Nippon Yusen Kabushiki Kaisha                           7,000              32
Nishimatsu Construction Co., Ltd.                       4,000              13
Nishimatsuya Chain Co., Ltd.                            2,100              54
Nissan Motor Co., Ltd.                                 96,600           1,103
Nisshin Steel Co., Ltd.                                29,000              54
Nitto Denko Corp.                                       5,400             287
NOK Corp.                                               6,000             218
Nomura Holdings, Inc.                                  60,000           1,022
Nomura Research Institute, Ltd. (AE)                      100              10
NTN Corp.                                              24,000             114
NTT DoCoMo, Inc.                                          191             433
OJI Paper Co., Ltd.                                    16,000             103

 38  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Olympus Corp.                                           4,000              87
Ono Pharmaceutical Co., Ltd. (AE)                         500              19
ORIX Corp.                                              7,600             628
Pacific Metals Co., Ltd. (AE)                          12,000              72
Pioneer Corp.                                             200               6
Promise Co., Ltd.                                         100               4
Resona Holdings, Inc. (AE)                             16,000              20
Ricoh Co., Ltd.                                        37,000             730
Rinnai Corp.                                           18,500             439
Rohm Co., Ltd.                                          3,300             387
Sammy Corp.                                             1,950              48
Sanken Electric Co., Ltd.                               9,000             126
Sankyo Co., Ltd.                                        5,600             143
Sankyo Seiki MFG Co., Ltd. (AE)                         4,000              28
Sanyo Shokai, Ltd.                                      6,000              39
Seino Transportation Co., Ltd.                          8,000              66
Sekisui House, Ltd.                                    28,800             297
SFCG Co., Ltd.                                          4,140             531
Sharp Corp.                                             2,000              32
Shimachu Co., Ltd.                                      8,400             167
Shin-Etsu Chemical Co., Ltd.                           30,700           1,255
Shinko Electric Industries                                300               7
Shiseido Co., Ltd.                                     31,000             377
Showa Shell Sekiyu KK                                   4,800              39
Skylark Co., Ltd.                                      26,800             443
SMC Corp.                                               1,200             149
Snow Brand Milk Products Co., Ltd. (AE)                 1,500               4
Softbank Corp.                                            100               3
Sompo Japan Insurance, Inc.                             6,000              49
Sony Corp.                                              3,700             128
Stanley Electric Co., Ltd.                             15,200             294
Sumisho Lease Co., Ltd.                                 4,400             140
Sumitomo Bakelite Co., Ltd.                            43,000             280
Sumitomo Chemical Co., Ltd.                            90,100             372
Sumitomo Corp.                                         34,000             253
Sumitomo Electric Industries, Ltd.                     12,000             107
Sumitomo Heavy Industries, Ltd. (AE)                   30,000              68
Sumitomo Mitsui Financial Group, Inc.                     103             549
Sumitomo Osaka Cement Co., Ltd.                        12,000              24
Sumitomo Trust & Banking Co., Ltd. (The)                6,000              35
Suzuken Co., Ltd.                                       1,400              45
Takeda Chemical Industries, Ltd.                       27,100           1,075
Takefuji Corp.                                            440              21
TDK Corp.                                               9,900             713
Terumo Corp.                                            8,500             161
THK Co., Ltd.                                           6,200             126
TIS, Inc.                                               1,600              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                         2,700              45
Tokyo Electric Power Co., Inc. (The)                   15,000             329
Tokyo Electron, Ltd.                                    8,200             623
Tokyo Gas Co., Ltd.                                     2,000               7
Tokyo Seimitsu Co., Ltd. (AE)                             200               6
Tokyo Steel Manufacturing Co., Ltd.                     3,300              28
Toppan Printing Co., Ltd.                               7,000              73
Toray Industries, Inc. (AE)                            22,000              92
Toshiba Corp.                                          20,000              76
Tostem Inax Holding Corp.                               1,000              19
Toyo Seikan Kaisha, Ltd.                                3,000              42
Toyoda Gosei Co., Ltd.                                  2,400              69
Toyota Motor Corp.                                     44,600           1,507
Ube Industries, Ltd. (AE)                              10,000              20
UFJ Holdings, Inc.                                        209           1,004
Uni-Charm Corp.                                         2,000              98
Uniden Corp.                                            3,000              55
UNY Co., Ltd.                                           8,000              82
Victor Co. of Japan, Ltd. (AE)                          4,000              33
Vodafone Holdings KK                                        7              19
West Japan Railway Co.                                      8              31
World Co., Ltd.                                           700              22
Yamaha Corp.                                            1,300              26
Yamaha Motor Co., Ltd.                                 54,000             589
Yamanouchi Pharmaceutical Co., Ltd.                     1,800              56
                                                                 ------------
                                                                       42,290
                                                                 ------------
Luxembourg - 0.1%
Arcelor                                                15,872             277
                                                                 ------------
Mexico - 0.3%
Coca-Cola Femsa SA de CV - ADR (AE)                    14,600             310
Telefonos de Mexico SA de CV - ADR                     10,150             335
                                                                 ------------
                                                                          645
                                                                 ------------
Netherlands - 4.9%
ABN AMRO Holding NV                                    28,449             666
Aegon NV                                               31,277             463
Akzo Nobel NV                                          17,503             676
Buhrmann NV                                            17,072             149
DSM NV                                                  3,300             162
Euronext NV                                            14,330             363
European Aeronautic Defense and Space Co.              10,600             252
Heineken NV                                            15,594             594
Hunter Douglas NV                                       7,112             333
ING Groep NV                                           42,620             994
KLM-Koninklijke Luchtvaart Mij NV                       2,400              39
Koninklijke Ahold NV (AE)                               6,500              50

                                                               Non-U.S. Fund  39

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koninklijke Philips Electronics NV                     54,226           1,582
Numico NV (AE)                                         26,500             732
OCE NV                                                  1,800              28
Royal Dutch Petroleum Co.                              22,563           1,190
Royal KPN NV (AE)                                      39,125             302
TPG NV                                                    700              16
Unilever NV                                             6,082             398
Vedior NV                                               8,662             135
VNU NV                                                 15,959             504
Wolters Kluwer NV                                      36,536             571
                                                                 ------------
                                                                       10,199
                                                                 ------------
New Zealand - 0.3%
Carter Holt Harvey, Ltd. (AE)                         144,600             178
Telecom Corp. of New Zealand, Ltd.                    120,846             426
                                                                 ------------
                                                                          604
                                                                 ------------
Norway - 0.7%
DNB NOR ASA                                            46,592             311
Norsk Hydro ASA                                         6,900             426
Statoil ASA                                            44,440             499
Telenor ASA (AE)                                       43,000             281
                                                                 ------------
                                                                        1,517
                                                                 ------------
Portugal - 0.7%
Electricidade de Portugal SA                          172,180             454
Portugal Telecom SGPS SA                               87,413             880
                                                                 ------------
                                                                        1,334
                                                                 ------------
Singapore - 1.5%
CapitaLand, Ltd.                                        5,000               5
City Developments, Ltd. (AE)                           84,000             299
ComfortDelgro Corp., Ltd. (AE)                          8,000               4
DBS Group Holdings, Ltd.                              130,800           1,132
Fraser and Neave, Ltd. (AE)                             5,000              37
Jardine Cycle & Carriage, Ltd.                          4,000              14
Keppel Corp., Ltd.                                      8,000              29
MobileOne, Ltd.                                       279,000             246
NatSteel, Ltd.                                         12,000              16
Neptune Orient Lines, Ltd. (AE)                        21,000              27
Oversea-Chinese Banking Corp.                          38,000             271
Overseas Union Enterprise, Ltd.                         1,000               4
SembCorp Marine, Ltd.                                   4,000               2
Singapore Airlines, Ltd.                                2,000              13
Singapore Exchange, Ltd.                               72,000              72
Singapore Land, Ltd.                                    2,000               5
Singapore Press Holdings, Ltd.                         31,000             345
Singapore Technologies Engineering, Ltd. (AE)         120,300             145
Singapore Telecommunications, Ltd.                     20,000              23

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Bank, Ltd.                             61,000             474
United Overseas Land, Ltd.                              7,000               8
                                                                 ------------
                                                                        3,171
                                                                 ------------
South Africa - 0.1%
Nedcor, Ltd.                                           27,000             251
                                                                 ------------
South Korea - 0.7%
Korea Electric Power Corp. - ADR                       28,700             298
Nextel, Inc. (AE)                                      11,870             478
POSCO - ADR                                             7,850             267
Samsung Electronics Co., Ltd. - GDR                     1,974             371
                                                                 ------------
                                                                        1,414
                                                                 ------------
Spain - 4.1%
Acerinox SA                                             3,574             169
ACS Actividades Cons y Serv                             9,671             472
Altadis SA                                             37,600           1,067
Antena 3 Television SA (AE)                               539              24
Banco Bilbao Vizcaya Argentaria SA                     54,555             754
Banco Popular Espanol SA                                5,200             310
Banco Santander Central Hispano SA                     77,000             912
Corp Mapfre SA                                         24,130             342
Endesa SA                                              46,302             891
Fomento de Construcciones Y Contratas SA                8,200             302
Iberia Lineas Aereas de Espana                         33,500              96
Industriesra Sistemas SA (AE)                           6,500              83
NH Hoteles SA (AE)                                        900              10
Repsol YPF SA                                          16,700             326
Repsol YPF SA - ADR                                    27,739             542
Sogecable SA (AE)                                       6,700             234
Telefonica SA (AE)                                    129,416           1,900
                                                                 ------------
                                                                        8,434
                                                                 ------------
Sweden - 2.3%
Atlas Copco AB Class                                    2,500              86
Autoliv, Inc.                                           6,101             231
Electrolux AB Series B                                  2,500              55
Hennes & Mauritz AB Class B                            36,219             861
Investor AB Class B                                    42,820             414
Modern Times Group AB Class B (AE)                      1,600              34
Nordea AB                                              15,500             116
OMHEX AB (AE)                                           2,600              32
Sandvik AB                                              2,000              69
Securitas AB Class B                                   22,100             298
Skandia Forsakrings AB (AE)                           106,585             388
Skandinaviska Enskilda Banken AB Class A                2,400              35
Skanska AB Class B                                      2,000              18

 40  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Svenska Cellulosa AB Class B                            1,500              61
Svenska Handelsbanken Class A                          21,393             437
Swedish Match AB                                          500               5
Telefonaktiebolaget LM Ericsson Class B (AE)          470,556             844
TeliaSonera AB                                         46,611             244
Volvo AB Series A                                       1,700              50
Volvo AB Series B                                      16,721             511
WM-data AB Class B (AE)                                12,000              26
                                                                 ------------
                                                                        4,815
                                                                 ------------
Switzerland - 5.9%
ABB, Ltd. (AE)                                          1,600               8
Adecco SA                                              17,296           1,112
Barry Callebaut AG                                        283              56
Ciba Specialty Chemicals AG (AE)                          300              23
Clariant AG (AE)                                       26,337             389
Compagnie Financiere Richemont AG Class A              26,191             629
Credit Suisse Group                                    51,051           1,868
Georg Fischer AG (AE)                                      41               8
Givaudan                                                  217             113
Nestle SA                                               6,133           1,532
Novartis AG Class G                                    51,916           2,358
PubliGroupe SA (AE)                                        25               7
Roche Holding AG                                       13,001           1,311
Sulzer AG                                                 408             110
Swatch Group AG Class B (AE)                              300              36
Swiss Life Holding (AE)                                 1,750             321
Swiss Reinsurance                                       2,200             149
Synthes-Stratec, Inc.                                     274             271
UBS AG                                                 17,960           1,230
Valora Holding AG                                         118              29
Zurich Financial Services AG (AE)                       4,171             600
                                                                 ------------
                                                                       12,160
                                                                 ------------
Taiwan - 0.2%
United Microelectronics Corp. - ADR (AE)               59,576             295
                                                                 ------------
United Kingdom - 18.0%
3i Group PLC                                           70,880             784
Abbey National PLC                                      8,500              81
Alliance & Leicester PLC                                4,400              70
Allied Domecq PLC                                     122,650             946
Amvescap PLC                                            1,700              12
Anglo American PLC                                     20,500             443
ARM Holdings PLC (AE)                                   2,700               6
Associated British Foods PLC                            8,900              93
AstraZeneca PLC                                        10,100             492

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AstraZeneca PLC                                         5,700             273
Avis Europe PLC                                        91,691             156
Aviva PLC                                              15,900             140
AWG PLC (AE)                                        1,917,600             134
BAA PLC                                                38,700             344
BAE Systems PLC                                       268,030             807
Barclays PLC                                          158,508           1,414
Barratt Developments PLC                               12,800             124
BG Group PLC                                          100,800             517
BHP Billiton PLC                                       29,600             259
BOC Group PLC                                          39,681             606
Boots Group PLC                                        37,800             468
BP PLC                                                241,000           1,955
Bradford & Bingley PLC                                 20,800             114
Brambles Industries PLC                                31,000             113
British Airways PLC (AE)                               13,900              58
British American Tobacco PLC                            7,800             108
British Land Co. PLC                                   15,600             163
British Sky Broadcasting PLC (AE)                      23,450             295
BT Group PLC                                          195,000             657
Bunzl PLC                                              67,035             512
Cadbury Schweppes PLC                                 105,887             778
Canary Wharf Group PLC (AE)                               300               1
Centrica PLC                                          120,700             456
Colt Telecom Group PLC (AE)                             2,900               5
Compass Group PLC                                       8,100              55
Corus Group PLC (AE)                                   78,908              42
Davis Service Group PLC                                 3,900              26
De La Rue PLC                                           1,300               6
Diageo PLC                                             30,412             400
Dixons Group PLC                                        3,300               8
EMI Group PLC                                          24,000              68
Firstgroup PLC                                          4,100              20
Galen Holdings PLC                                      2,800              36
GKN PLC                                               138,950             664
GlaxoSmithKline PLC (AE)                              112,078           2,569
Granada PLC                                             1,500               3
HBOS PLC                                               14,200             184
HHG PLC (AE)                                           75,883              55
HSBC Holdings PLC                                     171,405           2,696
Imperial Chemical Industries PLC                       10,700              38
Inchcape PLC (AE)                                       2,000              47
InterContinental Hotels Group PLC                      52,306             495
International Power PLC (AE)                           47,500             105
InvenSystem PLC (AE)                                   45,200              15
J Sainsbury PLC                                       100,524             563
Johnston Press PLC                                        700               6
Kelda Group PLC                                        18,200             153
Kesa Electricals PLC                                   61,332             282

                                                               Non-U.S. Fund  41

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kingfisher PLC                                        143,618             716
Land Securities Group PLC                               1,100              20
Lloyds TSB Group PLC                                   63,200             507
LogicaCMG PLC (AE)                                     11,600              53
Man Group PLC                                          15,160             396
Marks & Spencer Group PLC                             161,125             834
Mitchells & Butlers PLC                                 5,858              24
mmO2 PLC (AE)                                          92,000             127
MyTravel Group PLC (AE)                                85,300              17
Northern Foods PLC                                     29,500              76
Old Mutual PLC                                         83,900             138
Pearson PLC                                               600               7
Pennon Group PLC                                        6,100              74
Prudential PLC                                         52,500             444
Reckitt Benckiser PLC (AE)                                100               2
Reed Elsevier PLC                                      22,980             192
Reuters Group PLC                                      19,700              83
Rexam PLC                                              44,791             343
Rio Tinto PLC                                          23,924             661
Rolls-Royce Group PLC                                  32,100             102
Royal & Sun Alliance Insurance Group                   66,400             105
Royal Bank of Scotland Group PLC                       39,100           1,152
SABMiller PLC                                           1,800              19
Safeway PLC                                            16,900              86
Scottish & Southern Energy PLC                         56,305             678
Scottish Power PLC                                     21,300             142
Severn Trent PLC                                        3,300              44
Shell Transport & Trading Co. PLC                     381,870           2,841
SSL International PLC (AE)                              1,000               6
Stagecoach Group PLC                                   61,800              87
Standard Chartered PLC                                 30,000             495
Tate & Lyle PLC                                        22,600             126
Taylor Woodrow PLC                                     15,300              73
Tesco PLC                                               1,700               8
Trinity Mirror PLC                                     12,000             121
Unilever PLC                                           36,900             344
United Business Media PLC                              41,261             362
United Utilities PLC                                   14,300             127
Vodafone Group PLC                                  1,427,557           3,540
Whitbread PLC                                           4,800              62
Wimpey George PLC                                      14,700              98
Yell Group PLC (AE)                                     4,000              22
                                                                 ------------
                                                                       37,274
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States - 0.0%
Berkeley Group PLC                                        700              11
                                                                 ------------

TOTAL COMMON STOCKS
(cost $150,644)                                                       184,852
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Belgium - 0.4%
Bel20 Index Futures
   Jan 2004 2,170.42 (EUR) Call (53)                    2,902             767
                                                                 ------------
Switzerland - 0.1%
Swiss Market Index Futures
   Mar 2003 5,383.02 (EUR) Call (48)                    2,089             228
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $848)                                                               995
                                                                 ------------
                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
Australia - 0.0%
News Corp., Ltd.                                       12,100              91
                                                                 ------------

Brazil - 0.1%
Telecomunicacoes Brasileiras SA - ADR                   5,500             186
                                                                 ------------

Germany - 0.5%
Fresenius AG (AE)                                       3,200             224
Fresenius Medical Care AG (AE)                          2,000             101
Hugo Boss AG                                            3,850              77
ProSieben SAT.1 Media AG                               14,400             241
Wella AG                                                4,380             388
                                                                 ------------
                                                                        1,031
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $888)                                                             1,308
                                                                 ------------

 42  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.9%
United States - 8.9%
Frank Russell Investment Company
   Money Market Fund                               15,037,000          15,037
United States Treasury Bill (y)(s)
   0.930% due 02/26/04 (c)                              1,300           1,298
   0.900% due 03/04/04                                    500             499
   0.890% due 03/11/04                                  1,500           1,497
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,331)                                                         18,331
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $170,711)                                            205,486

OTHER ASSETS AND LIABILITIES
NET - 0.5%                                                              1,133
                                                                 ------------

NET ASSETS - 100.0%                                                   206,619
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 01/04 (12)                               1,022                 17

CAC-40 Index (France)
   expiration date 01/04 (10)                                 449                  3
   expiration date 03/04 (32)                               1,442                 45

DAX Index (Germany)
   expiration date 03/04 (10)                               1,260                 27
DJ STOXX 50 Index (EMU)
   expiration date 03/04 (92)                               3,202                161

FTSE-100 Index (UK)
   expiration date 03/04 (47)                               3,758                 77

Hang Seng Index (Hong Kong)
   expiration date 01/04 (35)                               2,848                 32

IBEX Plus Index (Spain)
   expiration date 01/04 (3)                                  291                  4

MIB-30 (Italy)
   expiration date 03/04 (6)                                1,014                (23)

TOPIX Index (Japan)
   expiration date 12/03 (77)                               7,516                  8

Short Positions
CAC-40 Index (France)
   expiration date 01/04 (51)                               2,289                (20)

FTSE-100 Index (UK)
   expiration date 03/04 (13)                               1,035                (37)

SPI 200 Index (Australia)
   expiration date 03/04 (22)                               1,366                (27)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        267
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  43

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Luxembourg
Bel20 Index Futures
   Jan 2004 2,170.42 (EUR) Put (53)                         2,902               (668)

Switzerland
Swiss Market Index Futures
   Mar 2003 5,383.02 (EUR) Put (48)                         2,089               (194)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $846)                                                     (862)
                                                                     ===============


INDUSTRY DIVERSIFICATION                               % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       7.3             15,156
Consumer Discretionary                                       11.8             24,383
Consumer Staples                                              5.4             11,134
Financial Services                                           23.0             47,604
Health Care                                                   5.8             11,939
Integrated Oils                                               4.5              9,216
Materials and Processing                                      8.8             18,178
Miscellaneous                                                 1.6              3,260
Options                                                       0.5                995
Other Energy                                                  3.5              7,323
Preferred Stocks                                              0.1                224
Producer Durables                                             5.2             10,757
Technology                                                    3.3              6,808
Telecommunication Services                                    0.0                  1
Utilities                                                     9.8             20,177
Short-Term Investments                                        8.9             18,331
                                                  ---------------    ---------------

Total Investments                                            99.5            205,486
Other Assets and Liabilities, Net                             0.5              1,133
                                                  ---------------    ---------------

NET ASSETS                                                  100.0            206,619
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1                251
Asia                                                          7.6             15,706
Europe                                                       43.3             89,583
Japan                                                        20.5             42,299
Latin America                                                 0.6              1,075
United Kingdom                                               18.0             37,235
Options                                                       0.5                995
Other                                                         0.0                 11
Short-Term Investments                                        8.9             18,331
                                                  ---------------    ---------------
Total Investments                                            99.5            205,486
Other Assets and Liabilities, Net                             0.5              1,133
                                                  ---------------    ---------------

NET ASSETS                                                  100.0            206,619
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 44  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              12      AUD            16    01/02/04                 --
USD             146      AUD           200    03/17/04                  3
USD             661      AUD           900    03/17/04                 11
USD              80      CHF           100    03/17/04                  1
USD              33      DKK           200    03/17/04                  1
USD             156      EUR           124    01/05/04                  1
USD             125      EUR            99    01/06/04                 --
USD             372      EUR           300    03/17/04                  5
USD           1,716      EUR         1,400    03/17/04                 44
USD           6,132      EUR         5,000    03/17/04                154
USD             229      GBP           129    01/05/04                  1
USD              45      GBP            25    01/06/04                 --
USD             263      GBP           150    03/17/04                  3
USD             347      GBP           200    03/17/04                  8
USD           2,772      GBP         1,600    03/17/04                 67
USD              26      HKD           200    03/17/04                 --
USD              17      JPY         1,806    01/05/04                 --
USD             303      JPY        32,434    01/07/04                 --
USD             187      JPY        20,000    03/17/04                 --
USD           2,608      JPY       280,000    03/17/04                 12
USD           3,916      JPY       420,000    03/17/04                 14
CHF             173      USD           140    01/05/04                 --
CHF           1,900      USD         1,509    03/17/04                (30)
DKK              72      USD            12    01/02/04                 --
EUR             302      USD           379    01/05/04                 (2)
EUR             134      USD           169    01/06/04                 --
EUR             500      USD           613    03/17/04                (16)
JPY             205      USD             2    01/05/04                 --
JPY           3,174      USD            30    01/05/04                 --
JPY             205      USD             2    01/06/04                 --
JPY             207      USD             2    01/07/04                 --
JPY          20,000      USD           187    03/17/04                 --
NOK             134      USD            20    01/02/04                 --
NOK             320      USD            47    01/05/04                 (1)
SEK             431      USD            60    01/07/04                 --
SEK           2,100      USD           287    03/17/04                 (4)
SGD             200      USD           117    03/17/04                 (1)
                                                           --------------
                                                                      271
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

(PERFORMANCE LINE GRAPH)

Core Bond Fund
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,615               6.15%
5 Years                $      13,566               6.29%sec.
Inception              $      15,986               6.93%sec.

Lehman Brothers Aggregate Bond Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      10,410               4.10%
5 Years                $      13,780               6.62%sec.
Inception              $      16,423               7.34%sec.

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market by investing in fixed-income securities.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and the preservation of capital. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED DECEMBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended December 31, 2003, the Core Bond Fund gained 6.15%. This compared to its benchmark the Lehman Brothers Aggregate Bond Index, which gained 4.10%. The Fund's performance is net of operating expenses of 0.71%. Index returns do not reflect deduction of fees, expenses, or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to Fund performance was its exposure to riskier fixed income sectors including investment grade corporate, high yield, and emerging market debt. Over the past twelve months, the investment grade corporate bond market, represented by the Lehman US Credit Index, generated a 7.7% return, almost twice the return generated on the overall Lehman Brothers Aggregate Bond Index. The Lehman High Yield Index posted a 29% return for the same period. A slight overweight in the Fund to corporate bonds and a 6% average exposure to high yield securities helped performance relative to the benchmark, as these sectors rebounded from the underperformance in the first three quarters of 2002.

The Fund's money managers also did well in managing risk given the volatility of interest rates and opportunities in the mortgage-backed securities market. The Fund's money managers added value by overweighting mortgage-backed securities early in the year and underweighting them as interest rates rose in the summer of 2003. The swift rise in interest rates hurt mortgage-backed securities in July.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

With increased fiscal and monetary stimulus created by tax cuts and Federal Reserve lending rates, and a better environment for businesses in general, the Fund's money managers positioned their portfolios to overweight corporate and high yield securities, which benefit from lower financing rates. Yield spreads between corporate bonds and Treasuries were wide as the fiscal year started, due to concerns over corporate governance and the high number of defaults by corporate issuers. This led the money managers to overweight corporate and high yield bonds while underweighting Treasury securities.

Over the year, investors' tolerance for risk increased as evidenced by strong cash flows into equity mutual funds. This helped corporate bonds, and as yields fell relative to Treasuries, the Fund's money managers took profits and reduced positions in corporate bonds. At the same time, as interest rates rose in July 2003, the Fund's money managers found more value in mortgage-backed securities and went from an underweight to a slight overweight position.

The Fund's money managers seek diversification across issuers, sectors, and interest rate strategies. At the end of the year, the Fund was underweight to mortgage-backed securities and investment-grade corporate bonds. Whereas the Fund did have nearly an 7% allocation to high yield securities in the summer of 2003, these positions were reduced as profits were realized, leaving the allocation at fiscal year-end at slightly below 6%.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

No changes were made to the Fund's structure or its manager line-up during the year.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

PIMCO did well over the fiscal year. PIMCO's performance benefited from its holding of corporate bonds in the utility and telecom sectors. Additionally, PIMCO held 3-5% of its portfolio in emerging market debt securities which performed well over the year.

TimesSquare outperformed the Fund's benchmark, primarily due to its overweight to corporate bonds, its low exposure to high yield and emerging market debt, and security selection that was rewarded within the corporate, high yield, and emerging market debt sectors. TimesSquare also benefited from an underweight to mortgage-backed securities in July when the sector underperformed dramatically due to the sharp rise in interest rates.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR BOND SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

The past fiscal year was favorable to active managers given the wide yield spreads within the corporate and high yield markets and divergent performance among issuer specific bonds. The Fund benefited from a market that rewarded investors who took credit risk at a very "distressed" time as the fiscal year started. Additionally, the Fund's money managers were rewarded for identifying issuer-specific credits that were trading at low dollar prices and whose revenues were sufficient to pay down debt.

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Money Managers                                                       Styles


Pacific Investment Management Co., LLC       Sector Rotation
TimesSquare Capital Management, Inc.         Sector Rotation

                              --------------------

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 64.3%
Asset-Backed Securities - 1.4%
American Airlines, Inc.
   7.379% due 05/23/16                                              249          177
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                              475          510
Continental Airlines, Inc.
   6.900% due 01/02/17                                              338          283
Fleet Credit Card Master Trust II Series 2001-C
   Class A
   3.860% due 03/15/07                                              375          381
Niagara Mohawk Power Corp. 7.625% due 10/01/05                      132          144
Parker Hannifin Employee Stock Ownership Trust
   6.340% due 07/15/08                                              269          293
Small Business Administration 7.449% due
   08/01/10                                                          69           75
Systems 2001 AT LLC
   7.156% due 12/15/11                                              149          162
                                                                           ---------
                                                                               2,025
                                                                           ---------
Corporate Bonds and Notes - 14.7%
Amerada Hess Corp.
   7.300% due 08/15/31                                              155          160
American Electric Power Co., Inc. Series C
   5.375% due 03/15/10                                               35           37
American RE Corp.
   Series B
   7.450% due 12/15/26                                              240          267
Arrow Electronics, Inc.
   6.875% due 07/01/13                                               45           48
AT&T Corp.
   8.050% due 11/15/11                                               20           23
   8.750% due 11/15/31                                               40           47
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                              125          147
Avnet, Inc.
   9.750% due 02/15/08                                               40           47
BAE Systems Holdings, Inc. 6.400% due 12/15/11                      380          408
Bank of America Corp.
   7.800% due 02/15/10                                               15           18

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                               80           92
BCI US Funding Trust Step Up Bond
   8.010% due 12/29/49                                              250          287
Boeing Capital Corp.
   6.100% due 03/01/11                                               65           70
Bunge, Ltd. Finance Corp.
   4.375% due 12/15/08                                              150          151
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                               25           27
Campbell Soup Co.
   5.875% due 10/01/08                                               70           77
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                              100          105
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                              150          170
CIT Group, Inc.
   6.500% due 02/07/06                                              120          130
   6.875% due 11/01/09                                               45           51
Citigroup, Inc.
   3.500% due 02/01/08                                              515          517
   7.250% due 10/01/10                                              195          227
Columbus Southern Power Co. Series C
   5.500% due 03/01/13                                               35           36
Comcast Cable Communications 8.375% due 05/01/07                    195          226
Comcast Corp.
   5.850% due 01/15/10                                               60           64
Countrywide Home Loans, Inc. Series MTNK
   5.500% due 02/01/07                                               50           54
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                               65           68
   5.500% due 08/15/13                                               55           57
Detroit Edison Co.
   6.350% due 10/15/32                                               90           95
Devon Financing Corp. ULC 6.875% due 09/30/11                        95          108
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                               40           43

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
DPL, Inc.
   8.250% due 03/01/07                                              115          125
Dresdner Funding Trust I
   8.151% due 06/30/31                                              300          342
Duke Capital Corp.
   6.250% due 02/15/13                                               35           37
Duke Energy Field Services LLC
   5.750% due 11/15/06                                               30           32
   6.875% due 02/01/11                                               20           22
El Paso Corp.
   8.050% due 10/15/30                                              900          783
Eli Lilly & Co.
   6.770% due 01/01/36                                              250          285
FedEx Corp. (p)
   7.600% due 07/01/97                                               75           84
Fifth Third Bank Michigan
   7.750% due 08/15/10                                              155          167
First Union Capital I
   Series A
   7.935% due 01/15/27                                               55           63
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                               40           41
   Series B
   6.450% due 11/15/11                                              215          223
   Series C
   7.375% due 11/15/31                                              115          118
Ford Motor Co.
   6.375% due 02/01/29                                               70           62
Ford Motor Credit Co.
   6.875% due 02/01/06                                              305          326
   7.375% due 02/01/11                                              380          414
General Electric Co.
   5.000% due 02/01/13                                              325          329
General Motors Acceptance Corp.
   7.250% due 03/02/11                                               55           60
   6.875% due 09/15/11                                              415          447
   7.000% due 02/01/12                                               70           75
Golden West Financial Corp.
   4.125% due 08/15/07                                              110          114
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                              245          278
HCA, Inc.
   5.250% due 11/06/08                                               70           71
   7.500% due 11/06/33                                               40           42
HJ Heinz Co.
   6.375% due 07/15/28                                               20           21
HJ Heinz Finance Co.
   6.750% due 03/15/32                                               65           73

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
Household Finance Corp.
   4.125% due 12/15/08                                              260          261
   6.375% due 11/27/12                                              125          137
HVB Funding Trust I
   8.741% due 06/30/31                                              200          236
HVB Funding Trust III
   9.000% due 10/22/31                                               95          115
International Lease Finance Corp.
   6.375% due 03/15/09                                              125          138
International Paper Co.
   5.500% due 01/15/14                                              140          141
ITT Industries, Inc.
   7.400% due 11/15/25                                              110          126
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                              120          131
Kellogg Co.
   Series B
   6.600% due 04/01/11                                              360          403
KeySpan Corp.
   7.250% due 11/15/05                                               50           54
   7.625% due 11/15/10                                              150          179
Kraft Foods, Inc.
   5.250% due 06/01/07                                               60           64
   5.625% due 11/01/11                                              160          169
   5.250% due 10/01/13                                              205          207
Kroger Co.
   8.000% due 09/15/29                                               15           18
   7.500% due 04/01/31                                               15           17
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                              145          164
Liberty Media Corp.
   3.500% due 09/25/06                                              500          502
   5.700% due 05/15/13                                               30           30
Lockheed Martin Corp.
   8.200% due 12/01/09                                              500          607
   8.500% due 12/01/29                                              125          164
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                               75           90
Michaels Stores, Inc.
   9.250% due 07/01/09                                              180          199
Midland Funding II
   Series B
   13.250% due 07/23/06                                              45           53
Miller Brewing Co.
   5.500% due 08/15/13                                              130          133
Mizuho Preferred Capital Co. LLC
   8.790% due 12/29/49                                              665          725

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
Monumental Global Funding II
   3.850% due 03/03/08                                              155          156
Morgan Stanley
   6.750% due 04/15/11                                              180          204
Natexis Ambs Co. LLC
   8.440% due 12/29/49                                              120          141
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                               70           76
NB Capital Trust IV
   8.250% due 04/15/27                                               90          104
News America Holdings
   7.750% due 12/01/45                                               95          112
   7.900% due 12/01/95                                               90          103
   8.250% due 10/17/96                                               35           41
News America, Inc.
   6.750% due 01/09/38                                               20           22
Nisource Finance Corp.
   7.875% due 11/15/10                                              195          232
Norfolk Southern Corp.
   7.700% due 05/15/17                                               20           24
   7.900% due 05/15/97 (p)                                          200          236
Occidental Petroleum Corp. 9.250% due 08/01/19                       95          131
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                               20           21
Oncor Electric Delivery Co. 7.250% due 01/15/33                      95          108
Progress Energy, Inc.
   7.100% due 03/01/11                                               45           51
   7.000% due 10/30/31                                              120          128
Prudential Funding LLC
   6.600% due 05/15/08                                               80           89
Qwest Capital Funding, Inc. 7.000% due 08/03/09                      25           25
RBS Capital Trust I (p)
   4.709% due 12/29/49                                              245          234
Safeway, Inc.
   7.250% due 02/01/31                                               25           27
Schuler Homes, Inc.
   9.375% due 07/15/09                                              210          236
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                             460          544
Sprint Capital Corp.
   6.125% due 11/15/08                                               50           53
   7.625% due 01/30/11                                              600          673

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
   8.375% due 03/15/12                                               60           70
   6.875% due 11/15/28                                              200          195
   8.750% due 03/15/32                                              105          124
Tele-Communications-TCI Group
   9.800% due 02/01/12                                              140          183
   7.875% due 08/01/13                                              280          331
Tenaska Alabama II Partners, LP
   6.130% due 03/30/23                                              119          123
Tenet Healthcare Corp.
   7.375% due 02/01/13                                               55           55
Time Warner Cos., Inc.
   9.125% due 01/15/13                                               85          108
   8.050% due 01/15/16                                              480          570
Time Warner, Inc.
   6.750% due 04/15/11                                              100          112
Toll Corp.
   8.250% due 12/01/11                                               85           94
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                               80           80
Union Pacific Corp.
   5.750% due 10/15/07                                              270          291
   6.125% due 01/15/12                                              140          152
Union Planters Corp.
   7.750% due 03/01/11                                               50           59
Univision Communications, Inc.
   7.850% due 07/15/11                                              240          285
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                               85           91
Wachovia Corp.
   7.550% due 08/18/05                                               50           55
Wells Fargo & Co.
   4.950% due 10/16/13                                              100          100
Wells Fargo Bank NA
   7.550% due 06/21/10                                               50           59
Weyerhaeuser Co.
   5.250% due 12/15/09                                               70           73
Williams Cos., Inc.
   8.750% due 03/15/32                                              100          113
Wisconsin Central Transport
   6.625% due 04/15/08                                              325          362
Wyeth
   5.500% due 03/15/13                                               35           36
   5.500% due 02/01/14                                              155          157
Zurich Capital Trust I
   8.376% due 06/01/37                                              340          390
                                                                           ---------
                                                                              21,593
                                                                           ---------

                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
Emerging Markets Debt - 1.8%
Argentina Government International Bond
   11.375% due 01/30/17                                             275           77
Brazilian Government International Bond
   2.000% due 04/15/06                                               80           79
   9.250% due 10/22/10                                               60           65
   11.000% due 01/11/12                                             540          629
   8.000% due 04/15/14                                               62           60
   11.000% due 08/17/40                                             350          385
Brazilian Government International Bond (E)
   2.063% due 04/15/09                                               19           18
   2.063% due 04/15/12                                               40           36
Bulgaria Government International Bond (E)
   1.938% due 07/28/24                                              160          158
Kyivstar GSM
   12.750% due 11/21/05                                             140          154
Panama Government International Bond
   9.375% due 07/23/12                                              100          114
Peru Government International Bond
   9.125% due 02/21/12                                              200          223
   9.875% due 02/06/15                                              200          232
Russia Government International Bond
   5.000% due 03/31/30                                              370          356
                                                                           ---------
                                                                               2,586
                                                                           ---------

International Debt - 6.5%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                              150          166
AXA
   8.600% due 12/15/30                                               85          107
British Sky Broadcasting PLC
   8.200% due 07/15/09                                              230          274
British Telecommunications PLC
   8.375% due 12/15/10                                               90          110
   8.875% due 12/15/30                                               40           52
Conoco Funding Co.
   6.350% due 10/15/11                                              385          432
DBS Capital Funding Corp.
   7.660% due 03/15/49                                              270          311
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                              150          181
   8.750% due 06/15/30                                              170          217

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
France Telecom
   8.450% due 03/01/06                                              440          491
   9.000% due 03/01/11                                              820          985
   9.750% due 03/01/31                                               60           80
Inco, Ltd.
   5.700% due 10/15/15                                               90           91
Korea Development Bank
   4.250% due 11/13/07                                               50           51
   5.500% due 11/13/12                                                5            5
Mexico Government International Bond
   8.375% due 01/14/11                                              100          119
   6.375% due 01/16/13                                              130          135
   8.000% due 09/24/22                                              700          766
   8.300% due 08/15/31                                              145          163
Noranda, Inc.
   6.000% due 10/15/15                                               75           76
Petroleos Mexicanos
   9.500% due 09/15/27                                              110          130
Poland Government International Bond
   4.500% due 10/27/24                                              200          185
Province of Quebec
   7.500% due 07/15/23                                              390          478
PTC International Finance II SA
   11.250% due 12/01/09                                             265          292
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                              650          812
Royal KPN NV
   8.000% due 10/01/10                                              300          359
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                               20           24
Santander Financial Issuances
   6.800% due 07/15/05                                               45           48
   6.375% due 02/15/11                                              110          122
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                              135          159
Shaw Communications, Inc. 8.250% due 04/11/10                       145          165
   7.200% due 12/15/11                                               50           54
Standard Chartered Bank
   8.000% due 05/30/31                                               90          109
Stora Enso Oyj
   7.375% due 05/15/11                                               85           98
Takefuji Corp.
   9.200% due 04/15/11                                               55           61

 52  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
Telecom Italia Capital
   5.250% due 11/15/13                                              230          230
   6.380% due 11/15/33                                              125          126
TELUS Corp.
   7.500% due 06/01/07                                              185          205
   8.000% due 06/01/11                                              460          538
TPSA Finance BV
   7.750% due 12/10/08                                              255          271
TXU Australia Holdings Partnership, LP
   6.150% due 11/15/13                                              100          102
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                              250          267
                                                                           ---------
                                                                               9,647
                                                                           ---------

Mortgage-Backed Securities - 29.9%
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2002-8 Class 3A 6.164% due 08/25/32                        22           22
   Series 2003-1 Class 6A1 5.199% due 04/25/33                      267          270
   Series 2003-8 Class 4A1 4.834% due 01/25/34                      496          499
Chase Mortgage Finance Corp. (E) Series 2002-A1
   Class 1A1 6.231% due 12/25/29                                     20           20
Citicorp Mortgage Securities, Inc. Series
   2001-12 Class M 6.394% due 08/25/31                               94           94
CS First Boston Mortgage Securities Corp. Series
   2001-AR24 Class 3A 6.176% due 12/25/31                           158          161
   Series 2002-10 Class 2A1 7.500% due 05/25/32                     122          131
   Series 2002-18 Class 1AIO 7.500% due 06/25/32                    400           24
   Series 2002-22 Class 1AIO 8.000% due 07/25/32                    550           34
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA
   4.50% (d)                                                      1,145        1,145
   5.00% (d)                                                      1,980        2,017
   6.50% (d)                                                        495          522

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
   30 Year Gold TBA
   4.50% (d)                                                        370          351
   5.00% (d)                                                      1,675        1,653
   5.50% (d)                                                      2,520        2,549
   6.00% (d)                                                        165          170
   6.50% (d)                                                        145          152
   6.000% due 2016                                                  112          117
   5.000% due 2018                                                  299          305
   5.000% due 2018                                                  155          158
   7.820% due 2030                                                    8            8
   6.500% due 2032                                                  144          151
   7.500% due 2032                                                  174          187
   6.000% due 2033                                                1,089        1,126
   Series 2000-2266 Class F 1.570% due 11/15/30                     120          120
   Series 2002-2504 Class L 5.500% due 03/15/15                      21           22
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 2AIO 0.249% due 02/25/43                 10,167           87
   Series 2003-54 Class 3AIO 0.797% due 02/25/43                  4,149          109
Federal National Mortgage Association
   15 Year TBA
   4.00% (d)                                                        295          287
   4.50% (d)                                                      1,230        1,231
   5.00% (d)                                                        310          316
   5.50% (d)                                                        925          956
   30 Year TBA
   5.00% (d)                                                      1,455        1,439
   5.50% (d)                                                      1,335        1,352
   6.00% (d)                                                        710          731
   6.50% (d)                                                        275          287
   6.000% due 2016                                                   44           46
   3.168% due 2017                                                  136          137
   5.000% due 2017                                                1,191        1,217
   5.500% due 2017                                                1,544        1,602
   6.000% due 2017                                                2,885        3,028
   5.000% due 2018                                                2,619        2,673
   5.000% due 2018                                                  100          102
   5.500% due 2018                                                  938          973
   6.000% due 2018                                                  423          445
   6.000% due 2029                                                  397          413
   6.500% due 2031                                                  527          553
   6.000% due 2032                                                  180          186
   6.500% due 2032                                                  827          869

                                                              Core Bond Fund  53

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
   7.000% due 2032                                                1,513        1,612
   5.500% due 2033                                                  650          659
   6.000% due 2033                                                2,833        2,929
   6.500% due 2033                                                  662          692
   4.023% due 2036                                                1,063        1,081
   Series 1992-10 Class ZD 8.000% due 11/25/21                    1,293        1,357
   Series 2001-62 Class DA
   6.000% due 02/25/29                                               19           19
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO 0.595% due 04/25/42                  3,839           98
   Series 2002-W6 Class 2AIO 0.356% due 06/25/42                  3,721           43
   Series 2003-W1 Class 1A1 6.500% due 12/25/42                     158          167
First Nationwide Trust (E) Series 2001-4 Class
   3A5 1.720% due 09/25/31                                           62           62
Government National Mortgage Association (E)
   Series 2000-29 Class F
   1.620% due 09/20/30                                              136          136
Government National Mortgage Association I
   30 Year TBA
   5.50% (d)                                                        535          544
   6.00% (d)                                                        735          764
   6.000% due 2029                                                   44           46
   6.500% due 2032                                                   47           49
   6.500% due 2032                                                  467          493
   5.500% due 2033                                                  154          156
Government National Mortgage Association II (E)
   4.375% due 2026                                                  660          675
   4.750% due 2027                                                   50           51
   3.500% due 2032                                                  541          537
MASTR Alternative Loans Trust Series 2003-2
   Class 7A1 7.000% due 12/25/32                                    137          140
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                              749           35
Sequoia Mortgage Trust (E) Series 2001-5 Class A
   1.500% due 10/19/26                                              371          380

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
Vendee Mortgage Trust
   Series 2002-1 Class 2IO 0.246% due 08/15/31                    8,868           78
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2001-34 Class 3A 6.048% due 01/25/32                       94           95
   Series 2002-9 Class B1
   6.250% due 06/25/32                                              113          114
                                                                           ---------
                                                                              44,059
                                                                           ---------

Municipal Bonds - 2.5%
Brazos Higher Education Authority Revenue Bonds,
   monthly demand (E)
   1.230% due 12/01/39                                              100          100
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                              600          611
Energy Northwest Revenue Bonds 5.500% due
   07/01/13                                                         100          114
Florida State Board Education General Obligation
   Unlimited, weekly demand
   5.000% due 06/01/33                                              300          308
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.750% due 06/01/39                                              400          394
Los Angeles Unified School District General
   Obligation
   Unlimited, weekly demand
   5.000% due 01/01/28                                              200          206
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/31                                              300          306
Mississippi Higher Education Assistance
   Corporation Revenue Bonds, monthly demand (E)
   1.180% due 09/01/33                                              500          500
New York City Transitional Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 02/01/33                                              300          306

 54  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly demand
   5.000% due 10/01/33                                              600          617
Tobacco Settlement Financing Corp. Revenue
   Bonds,
   weekly demand
   4.375% due 06/01/19                                              100           96
University of Texas Revenue Bonds,
   weekly demand
   5.000% due 08/15/33                                              100          102
                                                                           ---------
                                                                               3,660
                                                                           ---------

United States Government Agencies - 0.9%
Federal Home Loan Bank System
   4.125% due 01/14/05                                              185          190
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                              235          231
Federal National Mortgage Association
   4.375% due 03/15/13                                              345          339
Financing Corp. Principal Only STRIP
   0.000% due 05/11/18                                               95           43
   0.000% due 04/05/19                                              420          179
   0.000% due 09/26/19                                              290          120
   Series 15P
   0.000% due 03/07/19                                               70           30
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                              600          236
                                                                           ---------
                                                                               1,368
                                                                           ---------

United States Government Treasuries - 6.6%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                          234          253
   3.625% due 01/15/08                                              229          253
   3.875% due 01/15/09                                            1,015        1,146
   3.500% due 01/15/11                                              266          299
   3.375% due 01/15/12                                              313          350
   3.000% due 07/15/12                                            2,073        2,260
   3.625% due 04/15/28                                              343          425
   3.875% due 04/15/29                                            1,238        1,604
United States Treasury Note
   4.625% due 05/15/06                                            1,085        1,150

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
   7.000% due 07/15/06                                               85           95
   5.000% due 02/15/11                                               70           75
   8.750% due 05/15/17                                              945        1,324
   6.000% due 02/15/26                                              420          466
                                                                           ---------
                                                                               9,700
                                                                           ---------
TOTAL LONG-TERM INVESTMENTS
(cost $91,074)                                                                94,638
                                                                           ---------
PREFERRED STOCKS - 0.5%
Financial Services - 0.5%
Centaur Funding Corp.                                           190,000          234
DG Funding Trust                                                     49          519
                                                                           ---------
TOTAL PREFERRED STOCKS
(cost $719)                                                                      753
                                                                           ---------
SHORT-TERM INVESTMENTS - 46.2%
ABN AMRO North America Discount Note (c)(y)
   1.070% due 01/14/04                                            1,000        1,000
Bank of America Corp. (E) Series MTNI
   1.450% due 10/22/04                                              250          251
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (y)
   1.080% due 03/09/04                                              500          499
CIT Group, Inc.
   5.625% due 05/17/04                                              700          711
Danske Corp. Commercial Paper (y)
   1.085% due 03/08/04                                            2,000        1,995
European Investment Bank (c)(y)
   1.060% due 02/10/04                                            1,200        1,199
Federal Home Loan Mortgage Corp. Discount Note
   (c)(y)
   1.075% due 02/05/04                                              400          400
Federal Home Loan Mortgage Discount Notes (c)(y)
   1.065% due 01/15/04                                            2,000        1,999
Federal National Mortgage Association Discount
   (c)(y)
   1.085% due 01/22/04                                            3,900        3,898
   1.070% due 01/29/04                                            3,800        3,797
Federal National Mortgage Association Discount
   Note (y)
   1.080% due 03/17/04                                            1,800        1,790
Frank Russell Investment Company Money Market
   Fund                                                      33,253,000       33,253

                                                              Core Bond Fund  55

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
General Electric Capital Corp. Commercial Paper
   (c)(y)
   1.090% due 02/24/04                                            1,900        1,897
General Motors Acceptance Corp. (y)
   1.880% due 01/20/04 (c)                                          100          100
   1.590% due 07/20/04                                              700          700
   1.569% due 07/30/04                                              400          400
HBOS Treasury Services PLC Commercial Paper (y)
   1.750% due 03/29/04                                              600          598
Lloyds Bank PLC (c)(y)
   1.060% due 01/22/04                                              200          200
Pinnacle Partners
   8.830% due 08/15/04                                              100          104
Shell Finance (y)
   1.100% due 03/16/04                                            1,500        1,492
State of California Notes
   2.000% due 06/16/04                                              200          200
United States Treasury Bill (y)
   0.910% due 03/04/04 (s)                                          670          668
   0.895% due 03/11/04 (s)                                           80           80
   0.880% due 03/18/04 (s)                                          140          140
   0.970% due 04/01/04 (s)                                          125          124
   1.020% due 04/29/04                                              100          100
   1.024% due 05/06/04                                              900          896
   1.040% due 05/13/04                                            1,800        1,791
   1.010% due 05/20/04                                            1,600        1,592

                                                             PRINCIPAL      MARKET
                                                            AMOUNT ($)       VALUE
                                                             OR SHARES         $
------------------------------------------------------------------------------------
   1.010% due 05/27/04                                              200          199
   1.030% due 06/03/04                                            3,400        3,382
United States Treasury Note
   7.875% due 11/15/04                                            1,385        1,464
US Bancorp/First Bank Series MTNJ
   6.875% due 12/01/04                                              275          288
Waste Management, Inc.
   6.500% due 05/15/04                                              700          712
                                                                           ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $67,893)                                                                67,919
                                                                           ---------

WARRANTS - 0.0%
Mexico Government International Bond Value
   Recovery
   Rights
   Series B                                                   2,500,000           25
   Series D                                                   4,400,000            9
   Series E                                                   1,900,000            2
                                                                           ---------
TOTAL WARRANTS
(cost $41)                                                                        36
                                                                           ---------

TOTAL INVESTMENTS - 111.0%
(identified cost $159,727)                                                   163,346

OTHER ASSETS AND LIABILITIES
NET - (11.0%)                                                                (16,144)
                                                                           ---------

NET ASSETS - 100.0%                                                          147,202
                                                                           =========

See accompanying notes which are an integral part of the financial statements.

 56  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/04 (14)                               4,296                 16
   expiration date 03/05 (7)                                2,142                  6
   expiration date 06/05 (1)                                  304                 --
   expiration date 09/05 (1)                                  305                 --
   expiration date 12/05 (1)                                  304                 --

Eurodollar Futures
   expiration date 09/04 (7)                                1,719                 12
   expiration date 12/04 (11)                               2,691                  5
   expiration date 03/05 (5)                                1,218                  3
   expiration date 06/05 (5)                                1,213                  2
   expiration date 09/05 (1)                                  242                 --
   expiration date 12/05 (1)                                  241                 --
   expiration date 03/08 (1)                                  236                 (1)
   expiration date 06/08 (1)                                  236                 (1)
   expiration date 09/08 (1)                                  236                 --
   expiration date 12/08 (1)                                  236                 --
Germany, Federal Republic
5 Year Bonds
   expiration date 03/04 (9)                                1,255                  1

United States Treasury Bonds
   expiration date 03/04 (10)                               1,093                 (4)

United States Treasury 2 Year Notes
   expiration date 03/04 (17)                               3,639                  9

United States Treasury 5 Year Notes
   expiration date 03/04 (22)                               2,456                 26

United States Treasury 10 Year Notes
   expiration date 03/04 (79)                               8,869                155
Short Positions
United States Treasury Bonds
   expiration date 03/04 (4)                                  437                 (5)

United States Treasury 5 Year Notes
   expiration date 03/04 (72)                               8,037                (15)

United States Treasury 10 Year Notes
   expiration date 03/04 (26)                               2,919                  7
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        216
                                                                     ===============


                                                     NOTIONAL            MARKET
                OPTIONS WRITTEN                       AMOUNT              VALUE
             (NUMBER OF CONTRACTS)                       $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 Put (3)                                       2                  1
Eurodollar Futures
   Mar 2004 98.50 Call (2)                                   (493)                (1)
   Mar 2004 97.25 Put (1)                                    (243)                --
   Mar 2004 97.75 Put (3)                                    (733)                --
   Jun 2004 98.00 Put (20)                                 (4,900)                (2)

Three Month LIBOR Swap
   Mar 2004 3.25 Call (1)                                  (5,850)                (3)
   Mar 2004 4.00 Call (3)                                  (4,100)                (2)

United States Treasury Notes
   10 Year Futures
   Mar 2004 113.00 Call (9)                                (1,017)               (12)
   Mar 2004 108.00 Put (5)                                   (540)                (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $89)                                                       (21)
                                                                     ===============

SECURITIES SOLD SHORT
                            PRINCIPAL     MARKET
                            AMOUNT($)    VALUE($)     PROCEEDS($)
                            ---------    ---------    -----------
Federal National
  Mortgage Association
   15 Year TBA 6.00%            1,000        1,048         1,048

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,065      EUR           890    03/12/04                 54
USD           1,091      EUR           930    03/12/04                 79
USD           1,126      EUR           970    03/12/04                 93
EUR              94      USD           113    01/07/04                 (5)
EUR             930      USD         1,024    03/12/04               (145)
EUR           1,860      USD         2,049    03/12/04               (291)
                                                           --------------

                                                                     (215)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  57

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- DECEMBER 31, 2003

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Bear Stearns                                                    3 Month USD LIBOR-
   High Yield Index              Bear Stearns           1,230      BBA minus 0.000%          03/31/04                    28

Bear Stearns                                                    3 Month USD LIBOR-
   High Yield Index              Bear Stearns             230     BBA plus 0.100%            05/31/04                     5

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          730     BBA minus 0.500%           03/31/04                     7

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,200     BBA minus 0.500%           04/30/04                    11

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          680     BBA minus 0.520%           05/31/04                     6

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          520     BBA minus 0.420%           12/31/04                     5

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          520     BBA minus 0.450%           12/31/04                     5
                                                                                                           ----------------
                                                                                                                         67
                                                                                                           ================

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                              NOTIONAL                                                                              MARKET
                               AMOUNT                                                         TERMINATION           VALUE
    COUNTER PARTY                $                FUND RECEIVES           FUND PAYS               DATE                $
---------------------   --------------------   -------------------   --------------------   ----------------   ----------------
Goldman Sachs           USD            1,000   Three Month LIBOR            4.000%              06/06/19                     (4)
JP Morgan               EUR            1,400   Six Month LIBOR              4.000%              12/21/07                     (6)
Merrill Lynch           EUR              900   Six Month LIBOR              4.000%              03/15/07                      6
Goldman Sachs           USD            6,900   Three Month LIBOR            4.000%              06/16/09                     (9)
                                                                                                               ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - ($54)                                                                                                       (13)
                                                                                                               ================

See accompanying notes which are an integral part of the financial statements.

 58  Core Bond Fund

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

(Performance Line Graph)

Real Estate Securities Fund
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,721             37.21%
Inception              $      18,124         13.53%sec.

NAREIT Equity REIT Index
----------------------------------------------------------


    PERIODS ENDED           GROWTH OF             TOTAL
      12/31/03               $10,000              RETURN
---------------------    ----------------    ----------------
1 Year                 $      13,714             37.14%
Inception              $      18,759         14.43%sec.

 60  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

PLEASE STATE THE FUND'S OBJECTIVE.

The Fund seeks to generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

On October 3, 2003, shareholders voted to change the investment objective of the Fund to: The Fund seeks to provide current income and long-term capital growth. This change will be effective on March 1, 2004.

DESCRIBE THE FUND'S PERFORMANCE FOR THE 12 MONTHS ENDED DECEMBER 31ST AND HOW IT PERFORMED RELATIVE TO ITS BENCHMARK.

For the fiscal year ended December 31, 2003, the Real Estate Securities Fund gained 37.21%. This compared to the NAREIT Equity REIT Index, which gained 37.14% during the same period. The Fund's performance is net of operating expenses of 0.95%. Index returns do not include deduction of fees, expenses or taxes.

DESCRIBE THE FUND'S MAIN PERFORMANCE DRIVERS OVER THE PAST 12 MONTHS INCLUDING A DISCUSSION OF INVESTMENT STYLES AND MONEY MANAGERS.

The biggest contributor to the Fund's performance was an overweight position in the regional malls sector, which was the best performing major property type during the past year. An overweight position in the shopping centers sector also boosted performance. Regional malls and shopping centers benefited from strong consumer spending and company earnings growth as operating fundamentals remained much stronger than for other property types.

Positions that detracted from Fund performance at the property sector level included overweight positions in the industrial and apartments sectors and an underweight position in the health care sector. The industrial and apartments sectors were adversely affected by slower than expected economic activity and employment growth, particularly in the first half of the year.

RREEF had the largest allocation of assets of the Fund's three money managers and contributed the best performance during the year. RREEF's style emphasizes a top-down approach to property sector weights, based on an assessment of property market fundamentals. RREEF's performance benefited from effective sector positioning and positive stock selection within sectors.

PLEASE DESCRIBE HOW THE FUND AND ITS MONEY MANAGERS REACTED TO THE MARKET ENVIRONMENT DURING THE PERIOD AND HOW THE FUND IS POSITIONED TO MEET ITS LONG-TERM OBJECTIVES.

The Real Estate Investment Trust (REIT) market advanced very strongly during the year. The market was driven by strong capital flows from mutual fund and institutional investors. Investors' search for yield in a low interest rate environment and desire for increased diversification contributed to the significant inflows to the REIT market.

The Fund's money managers focused on the mid-capitalization and large-capitalization REITs and avoided the less liquid small-capitalization REITs that tend to pay the highest dividends. In 2001 and much of 2002, the small-cap REITs outperformed the market as a whole as the market was seeking yield above all other considerations. Investors were more discriminating in 2003 and focused on earnings quality and dividend coverage. This market environment was more aligned with the Fund money managers' approach to stock selection.

WHAT CHANGES WERE MADE TO THE FUND'S STRUCTURE OR TO THE MONEY MANAGER LINE-UP?

In February, 2003, INVESCO Realty Advisors was added to the Fund's manager line-up, replacing Security Capital. INVESCO strives to achieve higher than benchmark returns with approximately average benchmark risk. INVESCO maintained a broadly diversified portfolio (typically 30-40 securities) with exposure to all benchmark sectors. INVESCO provided the Fund with increased exposure to the health care sector, a key component of the NAREIT Equity REIT Index that had historically been under-represented in the Fund.

Concurrent with this manager change, the following target weights were established for the Fund's money managers: RREEF: 40%, INVESCO: 30% and AEW:
30%.

PLEASE EXPLAIN WHAT CONTRIBUTED MOST AND LEAST TO THE FUND'S PERFORMANCE DURING THE LAST 12 MONTHS.

RREEF was the primary contributor to the Fund's outperformance relative to the benchmark during the last twelve months. Stock and sector selection contributed to RREEF's performance. RREEF's largest overweight positions were in regional malls, industrial and apartments and its largest underweight positions were in the health care and specialty sectors.

AEW outperformed the benchmark to a lesser extent than RREEF. AEW's portfolio tended to track relatively closely to the benchmark sector weights. Therefore, stock selection was the primary contributor to its performance during the twelve months. AEW has a more value-oriented style than either RREEF or INVESCO.

INVESCO outperformed the benchmark for the ten months they were in the Fund. Property sector selection was a positive contributor to performance, driven primarily by an overweight position in regional malls. Its individual stock selection, however, was a negative contributor to performance, particularly in the apartments sector.

At the overall Fund level, property sector selection was positive during the last twelve months. Overweight positions in the regional malls and shopping centers sectors benefited

                                                 Real Estate Securities Fund  61

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

performance, but these were partially offset by overweight positions in the industrial and apartments sectors, which lagged the benchmark.

WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR STOCK SELECTION? HOW DID THE FUND FARE IN THIS ENVIRONMENT?

During most of the past year, REITs have traded at a premium to their underlying private real estate net asset value. Because net asset value has been uncoupled from REIT values to some extent, the combination of dividend sustainability and earnings growth have proven to be more important variables in driving individual company performance.

The Fund fared relatively well in this environment as the Fund's money managers focused primarily on earnings quality and stability rather than deep value investing. Overall stock selection was a positive contributor to the Fund's performance during the year.

Money Managers                                                       Styles


AEW Management and Advisors, LP             Value
INVESCO Realty Advisors                     Market-Oriented
RREEF America, LLC                          Market-Oriented

                              --------------------

* Real Estate Securities Fund assumes initial investment on April 30, 1999, NAREIT Index comparison for the initial investment began May 1, 1999.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

sec.  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

 62  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
Residential - 18.1%
Apartment Investment & Management Co. Class A
   (o)                                                 48,000           1,656
Archstone-Smith Trust (o)                             345,517           9,668
AvalonBay Communities, Inc. (o)                       139,000           6,644
Boardwalk Equities, Inc.                               33,800             467
BRE Properties Class A (o)                             69,400           2,318
Camden Property Trust (o)                              38,500           1,706
Equity Residential (o)                                389,700          11,500
Essex Property Trust, Inc. (o)                         42,000           2,697
Home Properties, Inc. (o)                              83,300           3,364
Summit Properties, Inc. (o)                            63,900           1,535
Sun Communities, Inc. (o)                              21,000             813
United Dominion Realty Trust, Inc. (o)                189,200           3,633
                                                                 ------------
                                                                       46,001
                                                                 ------------

Health Care - 2.0%
Health Care Property Investors, Inc. (o)               21,900           1,113
Health Care REIT, Inc. (o)                             28,700           1,033
Healthcare Realty Trust, Inc. (o)                      33,300           1,190
Senior Housing Properties Trust (o)                    27,000             465
Ventas, Inc. (o)                                       63,600           1,399
                                                                 ------------
                                                                        5,200
                                                                 ------------
Hotels/Leisure - 6.9%
Extended Stay America, Inc.                            11,900             172
Fairmont Hotels & Resorts, Inc.                        27,900             757
Hilton Hotels Corp.                                   285,600           4,892
Hospitality Properties Trust (o)                       14,000             578
Host Marriott Corp. (o)                               492,300           6,065
LaSalle Hotel Properties (o)                           20,400             378
Starwood Hotels & Resorts Worldwide, Inc.             130,432           4,692
                                                                 ------------
                                                                       17,534
                                                                 ------------

Other - 1.3%
American Financial Realty Trust (o)                    20,700             353
iStar Financial, Inc. (o)                              28,500           1,109
Plum Creek Timber Co., Inc. (REIT) (o)                 60,700           1,848
                                                                 ------------
                                                                        3,310
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------

Office/Industrial - 34.7%
Alexandria Real Estate Equities, Inc. (o)              21,800           1,262
AMB Property Corp. (o)                                 64,000           2,104
Arden Realty, Inc. (o)                                 97,400           2,955
Boston Properties, Inc. (o)                           203,000           9,783
Brookfield Properties Co.                             178,600           5,126
CarrAmerica Realty Corp. (o)                          104,100           3,100
Catellus Development Corp.                            328,866           7,932
Centerpoint Properties Trust (o)                       53,400           4,000
Corporate Office Properties Trust (o)                  16,500             347
Cousins Properties, Inc. (o)                           14,400             441
Duke Realty Corp. (o)                                  31,500             977
Equity Office Properties Trust (o)                    181,400           5,197
Glenborough Realty Trust, Inc. (o)                     24,600             491
Highwoods Properties, Inc. (o)                         92,200           2,342
Kilroy Realty Corp. (o)                                73,100           2,394
Liberty Property Trust (o)                            144,500           5,621
Mack-Cali Realty Corp. (o)                            147,600           6,143
Prentiss Properties Trust (o)                          57,600           1,900
Prologis (o)                                          470,200          15,089
PS Business Parks, Inc. (o)                            30,000           1,238
Reckson Associates Realty Corp. (o)                    30,500             741
SL Green Realty Corp. (o)                              87,500           3,592
Vornado Realty Trust (o)                              100,400           5,497
                                                                 ------------
                                                                       88,272
                                                                 ------------

Outlet Centers - 3.6%
Chelsea Property Group, Inc. (o)                      167,600           9,186
                                                                 ------------

Regional Malls - 18.5%
CBL & Associates Properties, Inc. (o)                  37,100           2,096
General Growth Properties, Inc. (o)                   480,300          13,328
Macerich Co. (The) (o)                                101,400           4,512
Mills Corp. (The) (o)                                  18,500             814
Pennsylvania Real Estate Investment Trust (o)          55,947           2,031
Rouse Co. (The) (o)                                   135,700           6,378
Simon Property Group, Inc. (o)                        345,900          16,028
Taubman Centers, Inc. (o)                              89,800           1,850
                                                                 ------------
                                                                       47,037
                                                                 ------------

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  63

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Self Storage - 2.4%
Public Storage, Inc. (o)                              105,900           4,595
Shurgard Storage Centers, Inc. Class A (o)             43,700           1,645
                                                                 ------------
                                                                        6,240
                                                                 ------------

Shopping Center - 9.7%
Developers Diversified Realty Corp. (o)               195,100           6,550
Federal Realty Invs Trust (o)                          85,900           3,298
Kimco Realty Corp. (o)                                 43,000           1,924
Pan Pacific Retail Properties, Inc. (o)               145,200           6,919
Regency Centers Corp. (o)                             141,500           5,639
Urstadt Biddle Properties, Inc. Class A (o)            20,500             290
                                                                 ------------
                                                                       24,620
                                                                 ------------

TOTAL COMMON STOCKS
(cost $186,960)                                                       247,400
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.9%
Frank Russell Investment Company Money Market
   Fund                                             7,433,000           7,433
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,433)                                                           7,433
                                                                 ------------

TOTAL INVESTMENTS - 100.1%
(identified cost $194,393)                                            254,833

OTHER ASSETS AND LIABILITIES
NET - (0.1%)                                                             (142)
                                                                 ------------

NET ASSETS - 100.0%                                                   254,691
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 64  Real Estate Securities Fund

                      (This page intentionally left blank)

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003

Amounts in thousands

                                                                              MULTI-STYLE
                                                                              EQUITY FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            258,616
----------------------------------------------------------------------------------------------
Investments, at market***                                                              296,329
Cash                                                                                        --
Foreign currency holdings*                                                                  --
Unrealized appreciation on foreign currency exchange contracts                              --
Receivables:
      Dividends and interest                                                               358
      Investments sold                                                                     983
      Fund shares sold                                                                      29
      Foreign taxes recoverable                                                             --
      Daily variation margin on futures contracts                                           --
Investment of securities lending collateral in money market funds, at
   cost and market value                                                                 6,949
Unrealized appreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total assets                                                                           304,648
                                                                          --------------------
LIABILITIES
   Payables:
      Investments purchased                                                                570
      Fund shares redeemed                                                                 106
      Accrued fees to affiliates                                                           201
      Other accrued expenses                                                                50
      Daily variation margin on futures contracts                                            5
Unrealized depreciation on foreign currency exchange contracts                              --
Options written, at market value**                                                          --
Securities sold short, at fair value                                                        --
Dividends                                                                                   --
Payable upon return of securities loaned                                                 6,949
Interest rate swap contracts, at market value****                                           --
                                                                          --------------------
Total liabilities                                                                        7,881
                                                                          --------------------
NET ASSETS                                                                $            296,767
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                649
Accumulated net realized gain (loss)                                                  (102,197)
Unrealized appreciation (depreciation) on:
      Investments                                                                       37,713
      Futures contracts                                                                    718
      Options written                                                                       --
      Securities sold short                                                                 --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
Shares of beneficial interest                                                              257
Additional paid-in capital                                                             359,627
                                                                          --------------------
NET ASSETS                                                                $            296,767
                                                                          ====================
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share*****                                         $              11.56
      Net assets                                                          $        296,766,634
      Shares outstanding ($.01 par value)                                           25,671,007
----------------------------------------------------------------------------------------------
Amounts in thousands
*      Foreign currency holdings-cost                                     $                 --
**     Premiums received on options written                               $                 --
***    Securities on loan included in investments                         $              7,117
****   Interest rate swap contracts-premiums paid (received)              $                 --
*****  Net asset value per share equals net assets divided for shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 66  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY       NON-U.S.         CORE BOND         REAL ESTATE
          FUND                FUND              FUND         SECURITIES FUND
----------------------------------------------------------------------------
     $      139,926      $      170,711    $      159,727    $      194,393
----------------------------------------------------------------------------
            167,371             205,486           163,346           254,833
                 --                  --                29                --
                 --               1,434               523                --
                 --                 325               226                --
                126                 225               986             1,206
              1,550               1,013             2,764               726
                 11                  45                22               268
                 --                  87                --                --
                 --                  32                18                --
             33,997                  --                --                --
                 --                  --                67                --
                 --                  --                 6                --
     --------------      --------------    --------------    --------------
            203,055             208,647           167,987           257,033
     --------------      --------------    --------------    --------------
              1,841                 889            19,042             2,076
                558                  21                93                46
                138                 110                66               183
                 54                  92                42                37
                 82                  --                13                --
                 --                  54               441                --
                 --                 862                21                --
                 --                  --             1,048                --
                 --                  --                --                --
             33,997                  --                --                --
                 --                  --                19                --
     --------------      --------------    --------------    --------------
             36,670               2,028            20,785             2,342
     --------------      --------------    --------------    --------------
     $      166,385      $      206,619    $      147,202    $      254,691
     ==============      ==============    ==============    ==============
     $           --      $         (690)   $          434    $       (1,162)
             (7,580)            (61,796)              267            (2,941)
             27,445              34,775             3,619            60,440
                333                 267               216                --
                 --                 (16)               68                --
                 --                  --                --                --
                 --                  --                67                --
                 --                  --                41                --
                 --                 332              (211)               --
                123                 212               141               186
            146,064             233,535           142,560           198,168
     --------------      --------------    --------------    --------------
     $      166,385      $      206,619    $      147,202    $      254,691
     ==============      ==============    ==============    ==============
     $        13.47      $         9.76    $        10.47    $        13.71
     $  166,385,163      $  206,619,057    $  147,201,536    $  254,691,350
         12,349,166          21,177,475        14,059,739        18,577,855
----------------------------------------------------------------------------
     $           --      $        1,398    $          483    $           --
     $           --      $          846    $           89    $           --
     $       33,200      $           --    $           --    $           --
     $           --      $           --    $          (54)   $           --

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  67

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003

Amounts in thousands

                                          MULTI-STYLE
                                          EQUITY FUND
------------------------------------------------------
INVESTMENT INCOME
   Dividends                              $      3,835
   Dividends from Money Market Fund                219
   Interest                                         12
   Securities lending income                        16
   Less foreign taxes withheld                      --
                                          ------------
Total investment income                          4,082
                                          ------------

EXPENSES
   Management fees                               1,879
   Custodian fees                                  271
   Transfer agent fees                              12
   Professional fees                                43
   Trustees' fees                                   12
   Printing fees                                    21
   Miscellaneous                                    43
                                          ------------
   Expenses before reductions                    2,281
   Expense reductions                             (176)
                                          ------------
Net expenses                                     2,105
                                          ------------
Net investment income (loss)                     1,977
                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                  10,108
   Futures contracts                             3,594
   Options written                                  --
   Index swap contracts                             --
   Interest rate swap contracts                     --
   Foreign currency-related transactions            --
                                          ------------
Net realized gain (loss)                        13,702
                                          ------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  46,423
   Futures contracts                             1,001
   Options written                                  --
   Index swap contracts                             --
   Interest rate swap contracts                     --
   Foreign currency-related transactions            --
                                          ------------
Net change in unrealized appreciation
   (depreciation)                               47,424
                                          ------------
Net realized and unrealized gain (loss)         61,126
                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     63,103
                                          ============

See accompanying notes which are an integral part of the financial statements.

 68  Statement of Operations

    AGGRESSIVE EQUITY      NON-U.S.         CORE BOND         REAL ESTATE
          FUND               FUND              FUND         SECURITIES FUND
---------------------------------------------------------------------------
      $       1,299     $        3,908   $             43    $     10,887
                 87                122                371              88
                  7                 22              4,834              --
                 32                 --                 --              --
                 --               (417)                --              --
      -------------     --------------   ----------------    ------------
              1,425              3,635              5,248          10,975
      -------------     --------------   ----------------    ------------

              1,168              1,501                882           1,662
                279                609                194             100
                 10                 10                  9               8
                 40                 63                 38              42
                  9                 10                  9              11
                  9                 13                 12              18
                 40                 27                  7              23
      -------------     --------------   ----------------    ------------
              1,555              2,233              1,151           1,864
               (247)              (399)              (111)             --
      -------------     --------------   ----------------    ------------
              1,308              1,834              1,040           1,864
      -------------     --------------   ----------------    ------------
                117              1,801              4,208           9,111
      -------------     --------------   ----------------    ------------

             14,175             (3,665)             3,994            (511)
              2,213              2,671                 64              --
                 --               (766)               165              --
                 --                 --              1,187              --
                 --                 --               (165)             --
                 --              2,339             (1,047)             --
      -------------     --------------   ----------------    ------------
             16,388                579              4,198            (511)
      -------------     --------------   ----------------    ------------
             30,675             52,625                (71)         55,264
                495                681                (31)             --
                 --                  2                103              --
                 --                 --                (11)             --
                 --                 --                103              --
                 --                 54                150              --
      -------------     --------------   ----------------    ------------
             31,170             53,362                243          55,264
      -------------     --------------   ----------------    ------------
             47,558             53,941              4,441          54,753
      -------------     --------------   ----------------    ------------
      $      47,675     $       55,742   $          8,649    $     63,864
      =============     ==============   ================    ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  69

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE FISCAL YEARS ENDED DECEMBER 31,

Amounts in thousands

                                                                      MULTI-STYLE
                                                                      EQUITY FUND
                                                                  2003            2002
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
      Net investment income (loss)                            $      1,977    $      1,387
      Net realized gain (loss)                                      13,702         (39,568)
      Net change in unrealized appreciation (depreciation)          47,424         (22,826)
                                                              ------------    ------------
Net increase (decrease) in net assets from operations               63,103         (61,007)
                                                              ------------    ------------
DISTRIBUTIONS
      From net investment income                                    (1,743)         (1,354)
      From net realized gain                                            --              --
      Tax return of capital                                             --              --
                                                              ------------    ------------
Net decrease in net assets from distributions                       (1,743)         (1,354)
                                                              ------------    ------------
SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                 28,613          17,425
                                                              ------------    ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                         89,973         (44,936)
NET ASSETS
      Beginning of period                                          206,794         251,730
                                                              ------------    ------------
      End of period                                           $    296,767    $    206,794
                                                              ============    ============
      Undistributed (overdistributed) net investment income
       included in net assets                                 $        649    $        415

See accompanying notes which are an integral part of the financial statements.

 70  Statement of Changes in Net Assets

          AGGRESSIVE EQUITY                   NON-U.S.                        CORE BOND                REAL ESTATE SECURITIES
                FUND                            FUND                            FUND                            FUND
        2003            2002            2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
    $         117   $        (185)  $       1,801   $       1,151   $       4,208   $       4,270   $       9,111   $       7,079
           16,388          (7,933)            579         (18,887)          4,198           4,095            (511)          1,709
           31,170         (14,522)         53,362          (5,356)            243           2,247          55,264          (5,630)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           47,675         (22,640)         55,742         (23,092)          8,649          10,612          63,864           3,158
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (138)             --          (4,573)         (2,455)         (5,257)         (3,487)        (10,273)         (7,692)
               --              --              --              --          (2,755)         (3,690)             --            (871)
               --              --              --              --              --              --            (341)             --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (138)             --          (4,573)         (2,455)         (8,012)         (7,177)        (10,614)         (8,563)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,054           8,741          17,610           8,893           6,285          26,874          41,265          53,599
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           68,591         (13,899)         68,779         (16,654)          6,922          30,309          94,515          48,194
           97,794         111,693         137,840         154,494         140,280         109,971         160,176         111,982
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $     166,385   $      97,794   $     206,619   $     137,840   $     147,202   $     140,280   $     254,691   $     160,176
    =============   =============   =============   =============   =============   =============   =============   =============
    $          --   $          --   $        (690)  $        (300)  $         434   $        (173)  $      (1,162)  $         (66)

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  71

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE FISCAL YEARS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED       FROM
                                                PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
December 31, 2003                                9.04                 .08                 2.51           2.59
December 31, 2002                               11.84                 .06                (2.80)         (2.74)
December 31, 2001                               14.13                 .07                (2.06)         (1.99)
December 31, 2000                               16.79                 .08                (2.10)         (2.02)
December 31, 1999                               16.02                 .12                 2.41           2.53
-----------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
December 31, 2003                                9.26                 .01                 4.21           4.22
December 31, 2002                               11.44                (.02)               (2.16)         (2.18)
December 31, 2001                               11.73                  --(d)              (.28)          (.28)
December 31, 2000                               13.36                 .04                 (.16)          (.12)
December 31, 1999                               12.70                 .05                  .71            .76
-----------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
December 31, 2003                                7.20                 .09                 2.69           2.78
December 31, 2002                                8.64                 .06                (1.37)         (1.31)
December 31, 2001                               11.15                 .06                (2.52)         (2.46)
December 31, 2000                               14.19                 .10                (2.11)         (2.01)
December 31, 1999                               11.09                 .10                 3.53           3.63
-----------------------------------------------------------------------------------------------------------------
CORE BOND FUND
December 31, 2003                               10.43                 .31                  .31            .62
December 31, 2002                               10.13                 .36                  .52            .88
December 31, 2001                               10.07                 .54                  .18            .72
December 31, 2000                                9.64                 .61                  .33            .94
December 31, 1999                               10.68                 .59                 (.65)          (.06)
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
December 31, 2003                               10.51                 .55                 3.28           3.83
December 31, 2002                               10.75                 .54                 (.13)           .41
December 31, 2001                               10.67                 .57                  .24            .81
December 31, 2000                                8.81                 .54                 1.81           2.35
December 31, 1999 (1)                           10.00                 .35                (1.08)          (.73)

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
MULTI-STYLE EQUITY FUND
December 31, 2003                               (.07)                --             --
December 31, 2002                               (.06)                --             --
December 31, 2001                               (.06)              (.24)            --
December 31, 2000                               (.08)              (.56)            --
December 31, 1999                               (.12)             (1.64)            --
----------------------------------------
AGGRESSIVE EQUITY FUND
December 31, 2003                               (.01)                --             --
December 31, 2002                                 --                 --             --
December 31, 2001                                 --(d)              --           (.01)
December 31, 2000                               (.05)             (1.46)            --
December 31, 1999                               (.04)              (.06)            --
----------------------------------------
NON-U.S. FUND
December 31, 2003                               (.22)                --             --
December 31, 2002                               (.13)                --             --
December 31, 2001                               (.04)                --           (.01)
December 31, 2000                                 --              (1.00)          (.03)
December 31, 1999                               (.23)              (.30)            --
----------------------------------------
CORE BOND FUND
December 31, 2003                               (.38)              (.20)            --
December 31, 2002                               (.30)              (.28)            --
December 31, 2001                               (.60)              (.06)            --
December 31, 2000                               (.51)                --             --
December 31, 1999                               (.61)              (.16)          (.21)
----------------------------------------
REAL ESTATE SECURITIES FUND
December 31, 2003                               (.61)                --           (.02)
December 31, 2002                               (.57)              (.08)            --
December 31, 2001                               (.55)              (.18)            --
December 31, 2000                               (.49)                --             --
December 31, 1999 (1)                           (.34)                --           (.12)

See accompanying notes which are an integral part of the financial statements.

 72  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.07)             11.56               28.86            296,767
          (.06)              9.04              (23.19)           206,794
          (.30)             11.84              (14.21)           251,730
          (.64)             14.13              (12.26)           262,664
         (1.76)             16.79               17.17            285,877
-----------------------------------------------------------------------------
          (.01)             13.47               45.60            166,385
            --               9.26              (19.06)            97,794
          (.01)             11.44               (2.36)           111,693
         (1.51)             11.73                (.66)           106,665
          (.10)             13.36                6.08             99,150
-----------------------------------------------------------------------------
          (.22)              9.76               38.78            206,619
          (.13)              7.20              (15.15)           137,840
          (.05)              8.64              (22.03)           154,494
         (1.03)             11.15              (14.43)           185,644
          (.53)             14.19               33.36            195,519
-----------------------------------------------------------------------------
          (.58)             10.47                6.15            147,202
          (.58)             10.43                8.84            140,280
          (.66)             10.13                7.41            109,971
          (.51)             10.07               10.00             88,514
          (.98)              9.64                (.61)            83,620
-----------------------------------------------------------------------------
          (.63)             13.71               37.21            254,691
          (.65)             10.51                3.80            160,176
          (.73)             10.75                7.84            111,982
          (.49)             10.67               27.24             88,713
          (.46)              8.81               (7.26)            55,318

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
            .87                 .95                 .82               107.67
            .92                 .99                 .61               145.90
            .92                 .99                 .57               131.67
            .92                 .93                 .51               161.09
            .92                 .96                 .74                67.67
---
           1.06                1.26                 .10               138.95
           1.25                1.36                (.17)              139.24
           1.25                1.38                 .01               180.38
           1.25                1.28                 .27               203.48
           1.25                1.34                 .37               111.46
---
           1.16                1.41                1.14                50.29
           1.30                1.48                 .77                60.98
           1.30                1.43                 .64                79.79
           1.30                1.37                 .78                86.06
           1.30                1.50                 .80                83.45
---
            .71                 .78                2.86               232.64
            .80                 .80                3.52               207.60
            .80                 .88                5.25               205.62
            .80                 .84                6.20               171.48
            .80                 .86                5.77               139.06
---
            .95                 .95                4.66                38.84
            .99                 .99                5.01                55.43
           1.06                1.06                5.35                55.13
           1.08                1.08                5.58                45.79
           1.15                1.15                5.84                23.98

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  73

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
(1) For the period April 30, 1999 (commencement of operations) to December 31, 1999.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

 74  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRL - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

                                            Notes to Schedule of Investments  75

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   As of April 30, 2003, the Russell Insurance Funds changed its name to the Russell Investment Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded. Equity securities traded on NASDAQ or in a U.S. OTC market will be valued at the official closing price (NOCP) as of the close of the market's regular trading hours.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 76  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swaps, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the 4 pm London closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the 4 pm London closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the

                                               Notes to Financial Statements  77

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 2003 are presented on the Schedule of Investments for the Non-U.S. Fund.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Short Sales

   Each Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

   Options

   The Funds will not enter into any such transactions unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

 78  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Swap agreements

   The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

                                               Notes to Financial Statements  79

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   For the period ended December 31, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

        FUNDS               PURCHASES               SALES
----------------------------------------------------------------
Multi-Style Equity     $       265,073,268   $       239,304,104
Aggressive Equity              181,714,034           159,845,696
Non-U.S.                        83,777,915            71,336,240

----------------------------------------------------------------
        FUNDS               PURCHASES               SALES
Core Bond              $       125,372,865   $       113,623,607
Real Estate
  Securities                   114,308,081            72,698,244

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   US Government Securities

        FUND                PURCHASES               SALES
----------------------------------------------------------------
Core Bond              $       141,589,717   $       136,201,317

   Written Options Contracts

   Fund transactions in written options for the period ended December 31, 2003 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2002                          30    $               583                     48    $                80
   Opened                                                843                 11,092                    279                    222
   Closed                                               (772)               (10,829)                   (52)                   (42)
   Expired                                                --                     --                   (228)                  (171)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding December 31, 2003                         101    $               846                     47    $                89
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of

 80  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of December 31, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
FUNDS                  SECURITIES ON LOAN      CASH COLLATERAL
----------------------------------------------------------------
Multi-Style Equity     $         7,117,397   $         6,949,292
Aggressive Equity      $        33,200,037   $        33,997,195

   As of December 31, 2003, the cash collateral received for the securities on loan are invested as follows:

                                           STATE STREET
                                        SECURITIES LENDING
FUNDS                                      QUALITY TRUST
-----------------------------------------------------------
Multi-Style Equity                      $         6,949,292
Aggressive Equity                                33,997,195

   As of December 31, 2003, the non-cash collateral received for the securities on loan in the following funds was:

                           NON-CASH               NON-CASH
FUNDS                  COLLATERAL VALUE      COLLATERAL HOLDING
------------------------------------------------------------------
                                          Irrevocable letter of
Multi-Style Equity     $        333,548   credit
                                          Irrevocable letter of
Aggressive Equity      $        105,572   credit

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   Manager

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund. As of December 31, 2003, $85,026,000 of the Money Market Fund's net assets represents investments by the Funds.

   For the period ended December 31, 2003, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $7,091,534 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

   FUNDS                                       ANNUAL RATE
   -------------------------------------------------------------
   Multi-Style Equity                                       0.78%
   Aggressive Equity                                        0.95
   Non-U.S.                                                 0.95
   Core Bond                                                0.60
   Real Estate Securities                                   0.85

   FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended December 31, 2003.

                                               Notes to Financial Statements  81

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   The expense caps and waivers were as follows:

                                                               EXPENSE CAP             EXPENSE CAP         MANAGER FEES WAIVED
                                                           THROUGH JANUARY 30,         JANUARY 31,         FOR THE PERIOD ENDED
   FUNDS                                                           2003                    2003             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                                             0.92%                   0.87%           $              175,964
   Aggressive Equity                                               1.25                    1.05                          246,667
   Non-U.S.                                                        1.30                    1.15                          399,145
   Core Bond                                                       0.80                    0.70                          109,619
   Real Estate Securities                                          1.15                    1.10                               --

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended December 31, 2003, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                           CUSTODY CREDIT
   FUNDS                                       AMOUNT
   -------------------------------------------------------
   Multi-Style Equity                     $            270
   Aggressive Equity                                   243
   Non-U.S.                                            255
   Core Bond                                         1,598
   Real Estate Securities                              202

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended December 31, 2003 were $83,115.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the period ended December 31, 2003 were $48,565.

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended December 31, 2003 were as follows:

FUNDS                                 AMOUNT
------------------------------------------------
Multi-Style Equity                $       15,609
Aggressive Equity                         17,007
Non-U.S.                                   8,713
Real Estate Securities                     2,333

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager.

 82  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At December 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   Capital loss carryforward

                                              12/31/09           12/31/10           12/31/11            TOTALS
   ----------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                     $     45,480,975   $     42,288,325   $      3,419,554   $     91,188,854
   Aggressive Equity                                    --          7,535,681                 --   $      7,535,681
   Non-U.S.                                     26,643,305         25,579,757          5,516,762   $     57,739,824
   Real Estate Securities                               --                 --          3,692,826   $      3,692,826

   As of December 31, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost & unrealized for tax purposes

                                                                                                                    REAL ESTATE
                                        MULTI-STYLE EQUITY   AGGRESSIVE EQUITY      NON-U.S.        CORE BOND        SECURITIES
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $  268,906,421      $  139,636,545     $  175,996,050   $  159,682,661   $  193,641,364
                                          ==============      ==============     ==============   ==============   ==============
   Unrealized Appreciation                    30,201,779          29,304,054         33,749,391        4,198,239       61,536,573
   Unrealized Depreciation                    (2,778,925)         (1,570,346)        (4,259,388)        (534,880)        (344,456)
                                          --------------      --------------     --------------   --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                       $   27,422,854      $   27,733,708     $   29,490,003   $    3,663,359   $   61,192,117
                                          ==============      ==============     ==============   ==============   ==============
   Undistributed Ordinary Income          $      648,776      $           --     $      811,104   $      746,594   $           --
   Undistributed Long-Term Capital
     Gains (Capital Loss
     Carryforwards)                          (91,188,854)         (7,535,681)       (57,739,824)          40,803       (3,692,826)
   Tax Composition of Distribution:
   Ordinary Income                        $    1,743,960      $      137,501     $    4,571,995   $    6,804,697   $   10,273,011
   Long-Term Capital Gains                $           --      $           --     $           --        1,206,242   $           --
   Tax Return of Capital                  $           --      $           --     $           --   $           --          341,396

                                               Notes to Financial Statements  83

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- DECEMBER 31, 2003

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (Amounts in thousands)

   Share transactions for the periods ended December 31, were as follows:

                                                                 SHARES                                  DOLLARS
                                                        2003                2002                2003                2002
      Multi-Style Equity
      Proceeds from shares sold                               3,987               3,249   $          40,534   $          33,496
      Proceeds from reinvestment of
         distributions                                          181                 133               1,744               1,354
      Payments for shares redeemed                           (1,381)             (1,757)            (13,665)            (17,425)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           2,787               1,625   $          28,613   $          17,425
                                                  =================   =================   =================   =================
      Aggressive Equity
      Proceeds from shares sold                               3,825               1,859   $          43,296   $          19,608
      Proceeds from reinvestment of
         distributions                                           11                  --                 138                  --
      Payments for shares redeemed                           (2,043)             (1,071)            (22,380)            (10,867)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           1,793                 788   $          21,054   $           8,741
                                                  =================   =================   =================   =================
      Non-U.S.
      Proceeds from shares sold                               2,604              10,287   $          21,233   $          80,040
      Proceeds from reinvestment of
         distributions                                          489                 341               4,572               2,455
      Payments for shares redeemed                           (1,048)             (9,377)             (8,195)            (73,602)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           2,045               1,251   $          17,610   $           8,893
                                                  =================   =================   =================   =================
      Core Bond
      Proceeds from shares sold                               2,229               3,385   $          23,733   $          34,958
      Proceeds from reinvestment of
         distributions                                          760                 699               8,011               7,176
      Payments for shares redeemed                           (2,383)             (1,481)            (25,459)            (15,260)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             606               2,603   $           6,285   $          26,874
                                                  =================   =================   =================   =================
      Real Estate Securities
      Proceeds from shares sold                               3,284               5,032   $          39,761   $          55,527
      Proceeds from reinvestment of
         distributions                                          856                 795              10,614               8,563
      Payments for shares redeemed                             (806)               (998)             (9,110)            (10,491)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           3,334               4,829   $          41,265   $          53,599
                                                  =================   =================   =================   =================

7. BENEFICIAL INTEREST

   As of December 31, 2003, the following table includes shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company was the largest client in each Fund.

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Multi-Style Equity                              4                   89.8
   Aggressive Equity                               3                   82.0
   Non-U.S.                                        3                   85.3
   Core Bond                                       3                   90.6
   Real Estate Securities                          3                   90.5

 84  Notes to Financial Statements

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Russell Investment Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Russell Investment Funds (comprised of Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond, and Real Estate Securities (the "Funds")) at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

-s- PricewaterhouseCoopers LLP

Seattle, Washington
February 5, 2004

                                              Report of Independent Auditors  85

RUSSELL INVESTMENT FUNDS

TAX INFORMATION -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2003:

                                 TOTAL LONG-TERM
                                  CAPITAL GAINS
                                 ----------------
Core Bond                        $  1,206,242

The Non-U.S. Fund paid foreign taxes of $416,920 and recognized $3,616,486 of foreign source income during the taxable year ended December 31, 2003. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.0197 per share of foreign taxes paid and $0.1708 of gross income earned from foreign sources in the taxable year ended December 31, 2003.

 86  Tax Information

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association,
  98402-1616                                               Frank Russell Trust
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC
                                                           and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board and           35         None
  Phillips,           2002              successor is       Director, FRC
  Born January 20,                      duly elected     - Trustee, FRIC and RIF
  1948                                  and qualified.   - Director, FRTC and Frank
                                                           Russell Capital Inc.
  909 A Street                                           - Director/Chairman, Frank
  Tacoma, Washington                                       Russell Investments
  98402-1616                                               (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
                                                         - 1990-2003, President, FRC
                                                         - 1993-2003, CEO, FRC
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  87

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp.
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           35         - Director, Gold
 Born June 6, 1946    2003              successor is       and Chief Financial Officer,                     Bank
                                        duly elected       Janus Capital Group, Inc.                        Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
                                                         - Retired since 2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

 88  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston      Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  89

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                With Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1999 to present, Managing Director of Individual
                                                                     Investor Services of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF;
                                                                     November 1995 to July 1998, Assistant Secretary, SSgA
                                                                     Funds;
                                                                     February 1997 to July 1998, Manager, Funds Accounting
                                                                     and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Portfolio Strategist, FRIMCo
                                since 1991                         - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Frank Russell Fund Distributors,
 Tacoma, Washington                                                  Inc.
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 90  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS -- DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Russell Investment Funds ("the Investment Company") held at 909 A Street, Tacoma, Washington on October 3, 2003.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING


The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:
   -----

                                                                  FOR                                           WITHHELD
                                                          --------------------                            --------------------
    Michael J.A. Phillips                                       79,759,415.080                                   2,967,650.647
    Daniel P. Connealy                                          79,737,804.729                                   2,989,260.998
    Julie W. Weston                                             79,630,184.756                                   3,096,880.971

   2. To approve a change in the Funds' fundamental investment objective.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Multi-Style Equity Fund                                     21,083,534.108           1,455,309.307             565,683.693
    Aggressive Equity Fund                                       9,391,749.804             695,801.196             244,674.439
    Non-U.S. Fund                                               17,453,865.110           1,332,495.105             564,872.913
    Core Bond Fund                                              12,374,537.599             764,093.015             454,481.612
    Real Estate Securities Fund                                 14,987,976.460           1,117,465.681             312,525.685

   3. To reclassify the Funds' investment objective from fundamental to non-fundamental.
   Vote:
   -----

                                                                  FOR                   AGAINST                 ABSTAIN
                                                          --------------------    --------------------    --------------------
    Multi-Style Equity Fund                                     20,364,767.024           2,075,682.151             664,077.933
    Aggressive Equity Fund                                       8,836,621.180           1,192,379.505             303,224.754
    Non-U.S. Fund                                               16,907,981.142           1,842,465.142             600,786.844
    Core Bond Fund                                              12,177,508.357             983,412.759             432,191.110
    Real Estate Securities Fund                                 14,595,675.330           1,462,184.080             360,108.416

                                  Matter Submitted to a Vote of Shareholders  91

RUSSELL INVESTMENT FUNDS

909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark D. Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Noel Lamb, Director of Investment Management and Research -- North America Sharon L. Hammel, Director of Portfolio Implementation
 Traci A. Jones, Manager of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
   General Counsel
 Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S. C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

INDEPENDENT AUDITORS
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

MONEY MANAGERS

Multi-Style Equity Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Geewax, Terker & Company, Chadds Ford, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Suffolk Capital Management, LLC, New York, NY
 Systematic Financial Management, L.P., Teaneck, NJ
 TimesSquare Capital Management, Inc., New York, NY

 92  Manager, Money Managers and Service Providers

RUSSELL INVESTMENT FUNDS

909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Non-U.S. Fund
 AQR Capital Management, LLC, New York, NY
 Fidelity Management & Research Company, Boston, MA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Core Bond Fund
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  93

                  This page has been intentionally left blank.

[RUSSELL LOGO]

Russell Investment Funds
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                36-08-023 (12/03)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

         (a) As of the end of the period covered by the report, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer ("Senior Mutual Fund Officer Code of Ethics").

         During the period covered by this report:

                - There were no amendments to the Senior Mutual Fund Officer Code of Ethics; and

                - There were no waivers granted from any provision of the Senior Mutual Fund Officer Code of Ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

- Registrant's board of trustees has determined at a meeting held on May 19, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Daniel P. Connealy was determined to be the Audit Committee Financial Expert and is also determined to be "independent" for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

2002            $ 96,201
2003            $111,365

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

                   Fees                                  Nature of Services
                   ----                                  ------------------
2002              $     0
2003              $16,257           Performance of agreed-upon procedures with respect to 06/30/03 semi-annual reports

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

                    Fees           Nature of Services
                    ----           ------------------
2002              $30,065            Tax services
2003              $32,470            Tax services

ALL OTHER FEES

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

                   Fees                           Nature of Services
                   ----                           ------------------
2002              $7,000            Analysis of certain fund transactions related to security
                                    corporate action

2003              $    0

(e) (1) Registrant's audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant's accountants:

                            RUSSELL INVESTMENT FUNDS
                AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY
                          EFFECTIVE DATE: MAY 19, 2003

I.       STATEMENT OF PURPOSE.

This Policy has been adopted by the Audit Committee (the "RIF Audit Committee") of the Board of Trustees of Russell Investment Funds ("RIF") to apply to any and all engagements of the independent auditor to RIF for audit, non-audit, tax or other services. In the case of RIF, the term "Audit Committee" as used in this policy shall refer to the RIF Audit Committee and the term "Fund" shall refer to RIF. The term "Investment Adviser" shall refer to Frank Russell Investment Management Company. This policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds' independent auditor.

II.      STATEMENT OF PRINCIPLES.

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the audit committee of the Fund's Board of Trustees (the "Audit Committee") is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services ("non-audit services") performed by the independent auditor for the Fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Fund would be deemed impaired if the auditor provides a service whereby it:

         - Functions in the role of management of the Fund, the advisor of the Fund or any other affiliate(1) of the Fund;

         -    Is in the position of auditing its own work; or

         - Serves in an advocacy role for the Fund, the advisor of the Fund or any other affiliate of the Fund.

Accordingly, it is the policy of the Fund that the independent auditor for the Fund must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Fund. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Fund of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the "SEC") establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Fund, together with a budget of expected costs for those services ("general pre-approval") or specific pre-approval by the Audit Committee of all services provided to the Fund on a case-by-case basis ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Fund's independent audit. The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns of the Fund, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.     DELEGATION

--------------------
(1) For purposes of this Policy, an affiliate of the Funds is defined as the Funds' investment adviser (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

As provided in the Act and in the SEC's rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.      AUDIT SERVICES

The annual audit services engagement terms and fees for the independent auditor for the Fund will require pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Fund for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Fund's systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Fund's SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Fund's securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.       AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Fund, or the separate financial statements for a series of the Fund that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant pre-approval to audit-related services. "Audit-related services" include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services"; assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as "audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B. All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.      TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the Fund, such as tax compliance, tax planning and tax advice, without impairing the auditor's independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds investments outside the United States. The Audit Committee will consult with the Treasurer of the Fund or outside counsel to determine that the Fund's tax planning and reporting positions are consistent with this policy. The Audit Committee has pre-approved the tax services set forth in Schedule C. All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.     ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as "all other" services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor, and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the permissible "all other services" set forth in Schedule D. Permissible "all other services" not listed in Schedule D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this Policy as Schedule E. The SEC's rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Fund, or the Investment Adviser, authorize the independent auditor for the Fund to provide prohibited non-audit services.

VIII.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee. (Separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as "all other services" for the Fund (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX.      PROCEDURES

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the "RIF Clearance Committee" (the "Clearance Committee")(which shall be comprised of not less than three members, including the Treasurer of the Fund who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Fund and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application is consistent with the SEC's rules governing auditor independence.

The Audit Committee has designated the Internal Audit Department of Frank Russell Company, the parent company of FRIMCo (the "Internal Auditor"), to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy. The Internal Auditor will report to the Audit Committee on the results of its monitoring activities as frequently as may be determined by the Audit Committee. The Internal Auditor and Fund Management will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Auditor or any member of management.

The Audit Committee will also review the Internal Auditor's annual audit plan to confirm that the plan provides for the monitoring of the independent auditor's services.

X.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor's continuing independence from the Fund and its affiliates, including Frank Russell Company. Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and RIF, Russell, and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

                                 SCHEDULES A - E
                                 (not provided)

(e) (2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

                               2002       2003
                               ----       ----
Audit Fees                     100%       100%
Audit-Related Fees             100%       100%
Tax Fees                       100%       100%
All Other Fees                 100%       100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was as follows:

2002               $0
2003               $0

(g) The aggregate non-audit fees billed by registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was as follows:

2002             $97,318
2003             $85,353

(h) The registrant's audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. The registrant's audit committee of the board of trustees has determined the principal accountants have maintained their independence throughout the period ended December 31, 2003.

ITEMS 5-6. [RESERVED]

ITEMS 7-8. [NOT APPLICABLE]

ITEM 9. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

                                  EXHIBIT LIST

         (a) Registrant's code of ethics described in Item 2.

         (b) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By: /s/ Leonard P. Brennan
    -------------------------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: February 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Leonard P. Brennan
    -------------------------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: February 12, 2004

By: /s/ Mark E. Swanson
    -------------------------------------------------------
    Mark E. Swanson
    Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: February 12, 2004